UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund:    BlackRock Funds II

BlackRock Aggressive Growth Prepared Portfolio

BlackRock Conservative Prepared Portfolio

BlackRock Core Bond Portfolio

BlackRock GNMA Portfolio

BlackRock Growth Prepared Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Moderate Prepared Portfolio

BlackRock Secured Credit Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 09/30/2013

Date of reporting period: 12/31/2012

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Conservative Prepared Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Equity Funds – 41.9%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	161,293	$3,972,659
BlackRock Emerging Markets Fund, Inc., Institutional Class	101,270	2,075,020
BlackRock Equity Dividend Fund, Institutional Class	199,129	3,968,645
BlackRock International Fund, Institutional Class	62,804	807,038
BlackRock International Opportunities Portfolio, Institutional Class	21,476	735,766
BlackRock Long-Horizon Equity Fund, Institutional Class	215,316	2,620,390
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	46,142	1,073,728
BlackRock U.S. Opportunities Portfolio, Institutional Class	14,700	529,183
iShares Dow Jones U.S. Financial Sector Index Fund	53,328	3,237,010
iShares Dow Jones U.S. Industrial Sector Index Fund	29,340	2,151,502
iShares MSCI Germany Index Fund	60,470	1,494,818
Master Basic Value LLC	$2,307,269	2,307,269
Master Large Cap Growth Portfolio	$2,903,369	2,903,369
Master Value Opportunities LLC	$521,364	521,364

		28,397,761

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Fixed Income Funds – 55.5%
BlackRock High Yield Bond Portfolio, BlackRock Class	194,166	$1,570,806
Master Total Return Portfolio	$36,031,485	36,031,485

		37,602,291

Short-Term Securities – 4.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (b)	2,690,949	2,690,949

Total Affiliated Investment Companies
(Cost – $65,142,218*) – 101.4%		68,691,001
Liabilities in Excess of Other Assets – (1.4)%		(928,322)

Net Assets – 100.0%		$67,762,679

Notes to Schedule of Investments

*   As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$64,296,168

Gross unrealized appreciation	$8,346,636
Gross unrealized depreciation	(3,951,803)

Net unrealized appreciation	$4,394,833

BLACKROCK FUNDS II	DECEMBER 31, 2012
1

Schedule of Investments (continued)	BlackRock Conservative Prepared Portfolio (Percentages shown are based on Net Assets)

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2012	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at December 31, 2012	Value at December 31, 2012	Income	Realized Gain (Loss)

BlackRock Capital Appreciation Fund, Inc., BlackRock Class	93,630	67,663	–	161,293	$ 3,972,659	$ 18,509	–
BlackRock Emerging Markets Fund, Inc., Institutional Class	–	101,270	–	101,270	$ 2,075,020	–	–
BlackRock Equity Dividend Fund, Institutional Class	161,774	37,355	–	199,129	$ 3,968,645	$ 44,672	$ 991
BlackRock High Yield Bond Portfolio, BlackRock Class	190,390	3,776	–	194,166	$ 1,570,806	$ 24,706	$ 5,853
BlackRock International Fund, Institutional Class	61,984	820	–	62,804	$ 807,038	$ 10,549	–
BlackRock International Opportunities Portfolio, Institutional Class	21,126	350	–	21,476	$ 735,766	$ 11,766	–
BlackRock Liquidity Funds, TempFund, Institutional Class	1,314,561	1,376,388[1]	–	2,690,949	$ 2,690,949	$ 611	–
BlackRock Long - Horizon Equity Fund, Institutional Class	204,405	10,911	–	215,316	$ 2,620,390	$ 74,953	$ 58,483
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	41,211	4,931	–	46,142	$ 1,073,728	$ 2,889	$109,305
BlackRock U.S. Opportunities Portfolio, Institutional Class	14,248	452	–	14,700	$ 529,183	$ 4,764	$ 11,251
iShares Dow Jones U.S. Financial Sector Index Fund	–	53,328	–	53,328	$ 3,237,010	–	–
iShares Dow Jones U.S. Industrial Sector Index Fund	–	29,340	–	29,340	$ 2,151,502	$ 1,967	–
iShares Dow Jones U.S. Technology Sector Index Fund	16,484	–	16,484	–	–	$ 4,516	23,096
iShares MSCI Emerging Markets Index Fund	46,156	–	46,156	–	–	$ 12,108	$281,295
iShares MSCI Germany Index Fund	60,470	–	–	60,470	$ 1,494,818	–	–
Master Basic Value LLC	$ 1,282,871	$1,024,398[1]	–	$ 2,307,269	$ 2,307,269	$ 11,597	$ 37,599
Master Large Cap Growth Portfolio	$ 2,700,991	$ 202,378[1]	–	$ 2,903,369	$ 2,903,369	$ 17,250	$ 34,357
Master S&P 500 Index Series	$ 5,377,410	–	$5,377,410[2]	–	–	$ 34,887	$ 2,530
Master Total Return Portfolio	$35,465,989	$ 565,498[1]	–	$36,031,485	$36,031,485	$430,960	$ 66,721
Master Value Opportunities LLC	$ 519,892	$ 1,472[1]	–	$ 521,364	$ 521,364	$ 2,931	$ 7,310

1 Represents net shares/beneficial interest purchased.

2 Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

2	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (concluded)	BlackRock Conservative Prepared Portfolio

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$26,927,514	$41,763,487	—	$68,691,001

There were no transfers between levels during the period ended December 31, 2012.

BLACKROCK FUNDS II	DECEMBER 31, 2012
3

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Moderate Prepared Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Equity Funds – 61.1%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	289,901	$7,140,268
BlackRock Emerging Markets Fund, Inc., Institutional Class	145,258	2,976,346
BlackRock Equity Dividend Fund, Institutional Class	550,795	10,977,354
BlackRock International Fund, Institutional Class	135,242	1,737,855
BlackRock International Opportunities Portfolio, Institutional Class	57,842	1,981,655
BlackRock Long-Horizon Equity Fund, Institutional Class	515,679	6,275,820
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	110,522	2,571,841
BlackRock U.S. Opportunities Portfolio, Institutional Class	33,568	1,208,464
iShares Dow Jones U.S. Financial Sector Index Fund	114,651	6,959,316
iShares Dow Jones U.S. Industrial Sector Index Fund	63,079	4,625,583
iShares MSCI Germany Index Fund	93,886	2,320,862
Master Basic Value LLC	$2,593,387	2,593,387
Master Large Cap Growth Portfolio	$6,472,462	6,472,462

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Equity Funds (concluded)
Master Value Opportunities LLC	$1,252,653	$1,252,653

		59,093,866

Fixed Income Funds – 37.4%
BlackRock High Yield Bond Portfolio, BlackRock Class	259,502	2,099,373
Master Total Return Portfolio	$34,066,748	34,066,748

		36,166,121

Short-Term Securities – 1.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (b)	1,222,999	1,222,999

Total Affiliated Investment Companies
(Cost – $89,721,356*) – 99.8%		96,482,986
Other Assets Less Liabilities – 0.2%		188,875

Net Assets – 100.0%		$96,671,861

Notes to Schedule of Investments

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$87,786,257

Gross unrealized appreciation	$13,532,207
Gross unrealized depreciation	(4,835,478)

Net unrealized appreciation	$8,696,729

4	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Moderate Prepared Portfolio (Percentages shown are based on Net Assets)

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2012	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at December 31, 2012	Value at December 31, 2012	Income	Realized Gain (Loss)

BlackRock Capital Appreciation Fund, Inc., BlackRock Class	266,263	23,638	–	289,901	$ 7,140,268	$52,318	–
BlackRock Emerging Markets Fund, Inc., Institutional Class	–	145,258	–	145,258	$ 2,976,346	–	–
BlackRock Equity Dividend Fund, Institutional Class	522,382	28,413	–	550,795	$10,977,354	$137,454	$2,940
BlackRock High Yield Bond Portfolio, BlackRock Class	254,455	5,047	–	259,502	$ 2,099,373	$32,929	$7,822
BlackRock International Fund, Institutional Class	133,475	1,767	–	135,242	$ 1,737,855	$22,715	–
BlackRock International Opportunities Portfolio, Institutional Class	56,899	943	–	57,842	$ 1,981,655	$31,689	–
BlackRock Liquidity Funds, TempFund, Institutional Class	2,473,250	–	1,250,251[2]	1,222,999	$ 1,222,999	$599	–
BlackRock Long - Horizon Equity Fund, Institutional Class	489,549	26,130	–	515,679	$ 6,275,820	$179,513	$140,065
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	98,709	11,813	–	110,522	$ 2,571,841	$6,920	$261,813
BlackRock U.S. Opportunities Portfolio, Institutional Class	32,538	1,030	–	33,568	$ 1,208,464	$10,880	$25,694
iShares Dow Jones U.S. Financial Sector Index Fund	–	114,651	–	114,651	$ 6,959,316	–	–
iShares Dow Jones U.S. Industrial Sector Index Fund	–	63,079	–	63,079	$ 4,625,583	$4,229	–
iShares Dow Jones U.S. Technology Sector Index Fund	25,593	–	25,593	–	–	$7,012	$35,859
iShares MSCI Emerging Markets Index Fund	71,663	–	71,663	–	–	$18,799	$436,745
iShares MSCI Germany Index Fund	93,886	–	–	93,886	$ 2,320,862	–	–
Master Basic Value LLC	$ 1,280,337	$1,313,050[1]	–	$ 2,593,387	$ 2,593,387	$12,135	$39,763
Master Large Cap Growth Portfolio	$ 5,198,600	$1,273,862[1]	–	$ 6,472,462	$ 6,472,462	$34,242	$65,389
Master S&P 500 Index Series	$12,253,717	–	$12,253,717[2]	–	–	$74,470	$4,862
Master Total Return Portfolio	$34,392,720	–	$325,972[2]	$34,066,748	$34,066,748	$408,309	$61,934
Master Value Opportunities LLC	$ 1,249,118	$3,535[1]	–	$ 1,252,653	$ 1,252,653	$7,042	$17,563

1 Represents net beneficial interest purchased.

2 Represents net shares/beneficial interest sold.

(b)	Represents the current yield as of report date.

BLACKROCK FUNDS II	DECEMBER 31, 2012
5

Schedule of Investments (concluded)	BlackRock Moderate Prepared Portfolio

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$ 52,097,736	$ 44,385,250	–	$ 96,482,986

There were no transfers between levels during the period ended December 31, 2012.

6	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Growth Prepared Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Equity Funds – 80.3%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	253,135	$6,234,715
BlackRock Emerging Markets Fund, Inc., Institutional Class	93,776	1,921,467
BlackRock Equity Dividend Fund, Institutional Class	429,709	8,564,103
BlackRock International Fund, Institutional Class	111,883	1,437,700
BlackRock International Opportunities Portfolio, Institutional Class	83,654	2,865,998
BlackRock Long-Horizon Equity Fund, Institutional Class	523,768	6,374,254
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	112,253	2,612,124
BlackRock U.S. Opportunities Portfolio, Institutional Class	36,376	1,309,530
iShares Dow Jones U.S. Financial Sector Index Fund	98,655	5,988,360
iShares Dow Jones U.S. Industrial Sector Index Fund	54,278	3,980,206
iShares MSCI Germany Index Fund	61,466	1,519,440
Master Basic Value LLC	$1,784,918	1,784,918
Master Large Cap Growth Portfolio	$4,142,346	4,142,346

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Equity Funds (concluded)
Master Value Opportunities LLC	$1,272,197	$1,272,197

		50,007,358

Fixed Income Funds – 17.8%
BlackRock High Yield Bond Portfolio, BlackRock Class	101,914	824,483
Master Total Return Portfolio	$10,227,929	10,227,929

		11,052,412

Short-Term Securities – 1.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (b)	1,085,138	1,085,138

Total Affiliated Investment Companies
(Cost – $57,366,902*) – 99.8%		62,144,908
Other Assets Less Liabilities – 0.2%		124,789

Net Assets – 100.0%		$62,269,697

Notes to Schedule of Investments

* As	of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$55,379,226

Gross unrealized appreciation	$9,906,537
Gross unrealized depreciation	(3,140,855)

Net unrealized appreciation	$6,765,682

BLACKROCK FUNDS II	DECEMBER 31, 2012
7

Schedule of Investments (continued)	BlackRock Growth Prepared Portfolio (Percentages shown are based on Net Assets)

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2012	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at December 31, 2012	Value at December 31, 2012	Income	Realized Gain (Loss)

BlackRock Capital Appreciation Fund, Inc., BlackRock Class	268,300	17,740	32,906	253,135	$ 6,234,715	$51,621	$82,607
BlackRock Emerging Markets Fund, Inc., Institutional Class	–	93,776	–	93,776	$ 1,921,467	–	–
BlackRock Equity Dividend Fund, Institutional Class	449,918	25,010	45,219	429,709	$ 8,564,103	$116,524	$49,658
BlackRock High Yield Bond Portfolio, BlackRock Class	99,932	1,982	–	101,914	$ 824,483	$12,961	$3,072
BlackRock International Fund, Institutional Class	110,422	1,461	–	111,883	$ 1,437,700	$18,792	–
BlackRock International Opportunities Portfolio, Institutional Class	82,292	1,362	–	83,654	$ 2,865,998	$45,831	–
BlackRock Liquidity Funds, TempFund, Institutional Class	987,862	97,276[1]	–	1,085,138	$ 1,085,138	$307	–
BlackRock Long - Horizon Equity Fund, Institutional Class	497,227	26,541	–	523,768	$ 6,374,254	$182,329	$142,262
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	100,255	11,998	–	112,253	$ 2,612,124	$7,028	$265,913
BlackRock U.S. Opportunities Portfolio, Institutional Class	35,259	1,117	–	36,376	$ 1,309,530	$11,790	$27,843
iShares Dow Jones U.S. Financial Sector Index Fund	–	98,655	–	98,655	$ 5,988,360	–	–
iShares Dow Jones U.S. Industrial Sector Index Fund	–	54,278	–	54,278	$ 3,980,206	$3,639	–
iShares Dow Jones U.S. Technology Sector Index Fund	16,756	–	16,756	–	–	$4,591	$23,477
iShares MSCI Emerging Markets Index Fund	46,917	–	46,917	–	–	$12,307	$285,932
iShares MSCI Germany Index Fund	61,466	–	–	61,466	$ 1,519,440	–	–
Master Basic Value LLC	$ 1,667,521	$117,397[1]	–	$ 1,784,918	$ 1,784,918	$15,306	$38,339
Master Large Cap Growth Portfolio	$ 4,043,727	$ 98,619[1]	–	$ 4,142,346	$ 4,142,346	$25,945	$50,480
Master S&P 500 Index Series	$ 8,857,289	–	$8,857,289[2]	–	–	$49,295	$2,698
Master Total Return Portfolio	$10,348,489	–	$120,560[2]	$10,227,929	$10,227,929	$123,668	$19,245
Master Value Opportunities LLC	$ 1,268,607	$ 3,590[1]	–	$ 1,272,197	$ 1,272,197	$7,152	$17,837

1 Represents net shares/beneficial interest purchased.

2 Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

8	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (concluded)	BlackRock Growth Prepared Portfolio

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$ 44,717,518	$ 17,427,390	–	$ 62,144,908

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, cash of $119 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2012.

BLACKROCK FUNDS II	DECEMBER 31, 2012
9

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Aggressive Growth Prepared Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Equity Funds – 98.5%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	235,931	$5,810,976
BlackRock Emerging Markets Fund, Inc., Institutional Class	57,976	1,187,923
BlackRock Equity Dividend Fund, Institutional Class	251,028	5,002,994
BlackRock International Fund, Institutional Class	64,013	822,565
BlackRock International Opportunities Portfolio, Institutional Class	55,156	1,889,645
BlackRock Long-Horizon Equity Fund, Institutional Class	297,694	3,622,941
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	79,479	1,849,480
BlackRock U.S. Opportunities Portfolio, Institutional Class	27,021	972,762
iShares Dow Jones U.S. Financial Sector Index Fund	63,607	3,860,945
iShares Dow Jones U.S. Industrial Sector Index Fund	36,684	2,690,038
iShares MSCI Germany Index Fund	38,119	942,302
Master Basic Value LLC	$4,389,572	4,389,572

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Equity Funds (concluded)
Master Large Cap Growth Portfolio	$3,612,014	$3,612,014
Master Value Opportunities LLC	$904,537	904,537

		37,558,694

Short-Term Securities – 1.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (b)	640,013	640,013

Total Affiliated Investment Companies
(Cost – $34,265,020*) – 100.2%		38,198,707
Liabilities in Excess of Other Assets – (0.2)%		(91,041)

Net Assets – 100.0%		$38,107,666

  Notes to Schedule of Investments

*   As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$33,669,239

Gross unrealized appreciation	$6,294,934
Gross unrealized depreciation	(1,765,466)

Net unrealized appreciation	$4,529,468

10	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Aggressive Growth Prepared Portfolio (Percentages shown are based on Net Assets)

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2012	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at December 31, 2012	Value at December 31, 2012	Income	Realized Gain (Loss)

BlackRock Capital Appreciation Fund, Inc., BlackRock Class	278,946	10,395	53,410	235,931	$5,810,976	$ 50,787	$ 76,059
BlackRock Emerging Markets Fund, Inc., Institutional Class	–	57,976	–	57,976	$1,187,923	–	–
BlackRock Equity Dividend Fund, Institutional Class	307,605	14,147	70,724	251,028	$5,002,994	$ 78,550	$141,458
BlackRock International Fund, Institutional Class	63,177	836	–	64,013	$ 822,565	$ 10,751	–
BlackRock International Opportunities Portfolio, Institutional Class	54,257	899	–	55,156	$1,889,645	$ 30,218	–
BlackRock Liquidity Funds, TempFund, Institutional Class	238,452	401,561[1]	–	640,013	$ 640,013	$ 310	–
BlackRock Long - Horizon Equity Fund, Institutional Class	282,610	15,084	–	297,694	$3,622,941	$103,630	$ 80,858
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	70,985	8,494	–	79,479	$1,849,480	$ 4,976	$188,277
BlackRock U.S. Opportunities Portfolio, Institutional Class	26,192	829	–	27,021	$ 972,762	$ 8,758	$ 20,682
iShares Dow Jones U.S. Financial Sector Index Fund	–	76,134	12,527	63,607	$3,860,945	–	$ (2,559)
iShares Dow Jones U.S. Industrial Sector Index Fund	–	41,888	5,204	36,684	$2,690,038	$ 2,459	$ (2,183)
iShares Dow Jones U.S. Technology Sector Index Fund	10,391	–	10,391	–	–	$ 2,847	$ 14,559
iShares MSCI Emerging Markets Index Fund	29,096	–	29,096	–	–	$ 7,632	$177,324
iShares MSCI Germany Index Fund	38,119	–	–	38,119	$ 942,302	–	–
Master Basic Value LLC	$3,867,559	$522,013[1]	–	$4,389,572	$4,389,572	$ 29,454	$ 82,791
Master Large Cap Growth Portfolio	$3,103,121	$508,893[1]	–	$3,612,014	$3,612,014	$ 19,152	$ 39,247
Master S&P 500 Index Series	$6,172,704	–	$6,172,704[2]	–	–	$ 31,461	$ 1,390
Master Value Opportunities LLC	$ 901,984	$ 2,553[1]	–	$ 904,537	$ 904,537	$ 5,085	$ 12,682

1 Represents net shares/beneficial interest purchased.

2 Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

BLACKROCK FUNDS II	DECEMBER 31, 2012
11

Schedule of Investments (concluded)	BlackRock Aggressive Growth Prepared Portfolio

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$ 29,292,584	$ 8,906,123	–	$ 38,198,707

There were no transfers between levels during the period ended December 31, 2012.

12	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value

321 Henderson Receivables I LLC:
Series 2010-1A, Class A, 5.56%, 7/15/59 (a)	USD 10,229	$11,663,361
Series 2010-2A, Class A, 4.07%, 1/15/48 (a)	2,380	2,561,827
Series 2010-3A, Class A, 3.82%, 12/15/48 (a)	8,036	8,475,738
AH Mortgage Advance Co. Ltd., Series SART-3, Class 1A1, 2.98%, 3/13/43 (a)	4,825	4,845,680
AH Mortgage Servicer Advance Revolving Trust 1, Series SART-1, Class A1R, 2.23%, 5/10/43 (a)	3,315	3,317,321
AmeriCredit Automobile Receivables Trust:
Series 2011-5, Class C, 3.44%, 10/08/17	3,450	3,644,459
Series 2012-2, Class C, 2.64%, 10/10/17	2,965	3,046,463
Series 2012-2, Class D, 3.38%, 4/09/18	4,000	4,140,144
Series 2012-3, Class C, 2.42%, 5/08/18	2,810	2,914,894
Series 2012-3, Class D, 3.03%, 7/09/18	1,860	1,903,349
Series 2012-4, Class B, 1.31%, 11/08/17	1,710	1,718,512
Series 2012-4, Class C, 1.93%, 8/08/18	2,670	2,691,141
Series 2012-4, Class D, 2.68%, 10/09/18	5,165	5,226,827
Series 2012-5, Class C, 1.69%, 11/08/18	3,125	3,123,256
Carlyle Global Market Strategies, Series 2012-4A, Class A, 1.70%, 1/20/25 (a)(b)	12,510	12,510,000
CarMax Auto Owner Trust:
Series 2012-1, Class B, 1.76%, 8/15/17	1,810	1,851,778
Series 2012-1, Class C, 2.20%, 10/16/17	1,085	1,111,232
Series 2012-1, Class D, 3.09%, 8/15/18	1,360	1,394,369
Chesapeake Funding LLC:
Series 2012-1A, Class B, 1.81%, 11/07/23 (a)(b)	2,620	2,626,107
Series 2012-1A, Class C, 2.21%, 11/07/23 (a)(b)	1,685	1,688,908
Countrywide Asset-Backed Certificates, Series 2007-12, Class 2A1, 0.56%, 8/25/47 (b)	767	759,566
Credit Acceptance Auto Loan Trust:
Series 2010-1, Class A, 2.06%, 4/16/18 (a)	4,510	4,510,590
Series 2012-2A, Class A, 1.52%, 3/16/20 (a)	3,875	3,876,081
DT Auto Owner Trust:
Series 2011-3A, Class C, 4.03%, 2/15/17 (a)	2,105	2,129,315
Series 2012-1A, Class B, 2.26%, 10/16/17 (a)	2,900	2,905,495
Series 2012-1A, Class C, 3.38%, 10/16/17 (a)	1,500	1,504,175

Asset-Backed Securities	Par (000)	Value

Series 2012-1A, Class D, 4.94%, 7/16/18 (a)	USD 3,750	$ 3,801,120
Series 2012-2A, Class B, 1.85%, 4/17/17 (a)	510	510,811
Series 2012-2A, Class C, 2.72%, 4/17/17 (a)	200	200,429
Ford Credit Floorplan Master Owner Trust:
Series 2010-5, Class D, 2.41%, 9/15/15 (a)	1,560	1,569,873
Series 2011-2, Class C, 2.37%, 9/15/15	3,710	3,741,576
Series 2011-2, Class D, 2.86%, 9/15/15	2,575	2,580,521
Series 2012-1, Class C, 1.71%, 1/15/16 (b)	4,150	4,171,750
Series 2012-1, Class D, 2.31%, 1/15/16 (b)	3,890	3,920,521
Series 2012-2, Class C, 2.86%, 1/15/19	980	1,015,174
Series 2012-2, Class D, 3.50%, 1/15/19	1,725	1,785,818
Series 2012-4, Class C, 1.39%, 9/15/16	1,965	1,972,713
Series 2012-4, Class D, 2.09%, 9/15/16	3,430	3,432,065
Series 2012-5, Class C, 2.14%, 9/15/19	2,085	2,092,698
Series 2012-5, Class D, 2.73%, 9/15/19	2,980	2,990,248
GSAA Trust:
Series 2005-11, Class 2A1, 0.49%, 10/25/35 (b)	4,014	3,488,478
Series 2006-5, Class 2A1, 0.28%, 3/25/36 (b)	1,178	622,142
HLSS Servicer Advance Receivables Backed Notes:
Series 2012-T2, Class A1, 1.34%, 10/15/43 (a)	1,415	1,418,537
Series 2012-T2, Class A2, 1.99%, 10/15/45 (a)	1,665	1,688,934
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.32%, 7/25/37 (b)	1,269	1,257,335
Hyundai Auto Receivables Trust, Series 2012-A,
Class D, 2.61%, 5/15/18	2,420	2,451,155
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A, 1.25%, 1/15/24 (a)(b)	133	132,735
Nelnet Student Loan Trust, Series 2008-3,
Class A4, 1.96%, 11/25/24 (b)	5,310	5,569,133
OZLM Funding Ltd., Series 2012-2A, Class A1, 2.21%, 10/30/23 (a)(b)	6,920	6,960,828
PFS Financing Corp., Series 2012-AA, Class A, 1.41%, 2/15/16 (a)(b)	4,160	4,194,091
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class B, 1.66%, 8/15/16 (a)	5,485	5,530,796
Series 2011-S1A, Class C, 2.01%, 8/15/16 (a)	3,472	3,489,160
Series 2011-WO, Class B, 2.32%, 4/15/15 (a)	18,477	18,681,245
Series 2011-WO, Class C, 3.19%, 10/15/15 (a)	6,140	6,293,875

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AUD	Australian Dollar	JPY	Japanese Yen
	CAD	Canadian Dollar	LIBOR	London Interbank Offered Rate
	CNY	Chinese Yuan	MXN	Mexican Peso
	DIP	Debtor In Possession	NOK	Norwegian Krone
	EBITDA	Earnings Before Interest, Taxes,	NZD	New Zealand Dollar
		Depreciations and Amortization	RB	Revenue Bonds
	EUR	Euro	SEK	Swedish Krona
	FKA	Formerly Known As	TBA	To-be-announced
	GBP	British Pound	USD	US Dollar
	GO	General Obligation Bonds

BLACKROCK FUNDS II	DECEMBER 31, 2012
1

Schedule of Investments (continued)	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value

Santander Drive Auto Receivables Trust:
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)	USD 2,317	$ 2,323,863
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)	4,177	4,189,878
Series 2012-1, Class B, 2.72%, 5/16/16	2,110	2,163,925
Series 2012-1, Class C, 3.78%, 11/15/17	2,845	2,974,578
Series 2012-2, Class C, 3.20%, 2/15/18	1,525	1,573,748
Series 2012-2, Class D, 3.87%, 2/15/18	2,315	2,427,622
Series 2012-3, Class B, 1.94%, 12/15/16	5,430	5,497,299
Series 2012-3, Class C, 3.01%, 4/16/18	7,400	7,630,754
Series 2012-3, Class D, 3.64%, 5/15/18	6,090	6,328,186
Series 2012-4, Class C, 2.94%, 12/15/17	5,135	5,309,939
Series 2012-4, Class D, 3.50%, 6/15/18	6,935	7,213,371
Series 2012-5, Class B, 1.56%, 8/15/18	4,130	4,147,714
Series 2012-5, Class C, 2.70%, 8/15/18	1,965	2,030,493
Series 2012-5, Class D, 3.30%, 9/17/18	1,665	1,715,286
Series 2012-6, Class B, 1.33%, 5/15/17	3,280	3,279,406
Series 2012-6, Class C, 1.94%, 3/15/18	2,260	2,259,030
Series 2012-AA, Class B, 1.21%, 10/16/17 (a)	8,180	8,180,818
Series 2012-AA, Class C, 1.78%, 11/15/18 (a)	15,260	15,255,422
Series 2012-AA, Class D, 2.46%, 12/17/18 (a)	6,680	6,677,996
Scholar Funding Trust, Series 2011-A, Class A, 1.21%, 10/28/43 (a)(b)	9,049	9,037,379
SLM Student Loan Trust:
Series 2003-B, Class A2, 0.71%, 3/15/22 (b)	4,946	4,855,101
Series 2004-B, Class A2, 0.51%, 6/15/21 (b)	8,161	8,053,032
Series 2005-B, Class A2, 0.49%, 3/15/23 (b)	3,675	3,587,203
Series 2008-5, Class A4, 2.02%, 7/25/23 (b)	7,925	8,364,077
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)	1,280	1,387,532
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)	4,030	4,502,437
Series 2012-A, Class A1, 1.61%, 8/15/25 (a)(b)	2,656	2,691,393
Series 2012-B, Class A2, 3.48%, 10/15/30 (a)	10,665	11,378,275
Series 2012-C, Class A1, 1.31%, 8/15/23 (a)(b)	5,563	5,609,614
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)	10,105	10,719,950
Series 2012-D, Class A2, 2.95%, 2/15/46 (a)	11,730	12,283,726
Series 2012-E, Class A1, 0.96%, 10/16/23 (a)(b)	4,927	4,944,521
Structured Asset Securities Corp.:
Series 2003-AL1, Class A, 3.36%, 4/25/31 (a)	1,189	1,158,222
Series 2007-BC1, Class A2, 0.26%, 2/25/37 (b)	256	255,033
Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 8/15/36 (a)	4,638	4,896,757
U.S. Small Business Administration, Series 2003-10A, Class 1, 4.63%, 3/10/13	2,454	2,473,440
World Financial Network Credit Card Master Trust:
Series 2012-C, Class A, 2.23%, 8/15/22	8,270	8,366,857

Asset-Backed Securities	Par (000)	Value

Series 2012-D, Class A, 2.15%, 4/17/23	USD 10,105	$ 10,260,617

Total Asset-Backed Securities – 12.5%		397,708,843

Collateralized Debt Obligations	Par (000)	Value

Alm Loan Funding, Series 2012-7A, Class A1, 1.70%, 10/19/24 (a)(b)	9,080,000	9,080,000
ARES CLO Ltd., Series 2012-2A, Class B1, 3.43%, 10/12/23 (a)(b)	2,750,000	2,774,063
KKR Financial CLO Corp., Series 2007-AA, Class A, 1.09%, 10/15/17 (a)(b)	8,747,968	8,660,488
Northwoods Capital Corp./Northwoods Capital Ltd., Series 2012-9A, Class A, 1.79%, 1/18/24 (a)(b)	3,895,000	3,895,000
OHA Loan Funding Ltd., Series 2012-1A, Class A, 1.70%, 1/23/25 (a)(b)	10,700,000	10,700,000
Vibrant CLO Ltd.:
Series 2012-1A, Class A1, 1.66%, 7/17/24 (a)(b)	12,420,000	12,420,000
Series 2012-1A, Class A2, 2.56%, 7/17/24 (a)(b)	2,340,000	2,290,860

Total Collateralized Debt Obligations – 1.6%		49,820,411

Corporate Bonds	Par (000)	Value

Auto Components – 0.1%
BorgWarner, Inc., 4.63%, 9/15/20	2,875	3,163,647

Beverages – 0.6%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	2,700	2,716,902
Heineken NV:
1.40%, 10/01/17 (a)	1,025	1,021,906
2.75%, 4/01/23 (a)	6,225	6,112,240
Pernod-Ricard SA, 4.45%, 1/15/22 (a)	8,358	9,243,756

		19,094,804

Capital Markets – 0.7%
The Goldman Sachs Group, Inc., 5.75%, 1/24/22	18,649	22,047,072

Commercial Banks – 0.9%
Canadian Imperial Bank of Commerce, 2.60%, 7/02/15 (a)	5,960	6,262,768
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)	14,280	14,833,350
HSBC Bank Plc, 3.10%, 5/24/16 (a)	6,830	7,221,154

		28,317,272

Consumer Finance – 0.7%
Discover Bank:
8.70%, 11/18/19	720	936,923
7.00%, 4/15/20	715	887,813
Discover Financial Services, 3.85%, 11/21/22 (a)	2,315	2,388,788
SLM Corp.:
0.62%, 1/27/14 (b)	6,750	6,686,624
4.28%, 1/31/14 (b)	3,850	3,872,523
6.25%, 1/25/16	6,974	7,584,225

		22,356,896

Containers & Packaging – 0.2%
Rock-Tenn Co., 4.00%, 3/01/23 (a)	4,853	4,930,119

2	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Diversified Financial Services – 3.9%
Bank of America Corp.:
3.88%, 3/22/17	USD	4,875	$5,287,040
5.65%, 5/01/18 (c)		37,300	43,396,424
7.63%, 6/01/19		2,850	3,646,777
5.70%, 1/24/22		6,766	8,136,447
Citigroup, Inc.:
4.59%, 12/15/15		17,130	18,701,677
4.45%, 1/10/17		1,850	2,049,430
Ford Motor Credit Co. LLC:
5.00%, 5/15/18		1,889	2,084,391
4.25%, 9/20/22		4,387	4,638,748
General Electric Capital Corp., 5.30%, 2/11/21		2,665	3,093,484
JPMorgan Chase & Co.:
3.15%, 7/05/16		2,112	2,237,558
3.25%, 9/23/22		5,928	6,104,542
Northern Rock Asset Management Plc, 5.63%, 6/22/17 (a)		2,970	3,450,959
Osprey Trust/Osprey I, Inc., 7.80%, 1/15/49 (a)(b)(d)(e)		2,375	–
Tiers Trust, Series 2012-01, 2.06%, 5/12/14 (a)(b)		18,120	18,165,300
ZFS Finance USA Trust V, 6.50%, 5/09/67 (a)(b)		2,409	2,568,596

			123,561,373

Diversified Telecommunication Services – 0.4%
AT&T Inc., 2.63%, 12/01/22		4,044	4,050,652
Verizon Communications, Inc., 6.40%, 2/15/38		6,041	8,178,735

			12,229,387

Electric Utilities – 1.3%
Alabama Power Co., 3.95%, 6/01/21		4,490	5,018,594
Carolina Power & Light Co., 5.30%, 1/15/19		2,425	2,916,480
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		1,191	1,586,267
5.95%, 12/15/36		1,270	1,444,267
Duke Energy Carolinas LLC, 4.25%, 12/15/41		3,240	3,392,938
Florida Power & Light Co.:
5.95%, 2/01/38		1,410	1,876,871
5.69%, 3/01/40		400	521,350
Florida Power Corp., 5.90%, 3/01/33		780	934,809
Georgia Power Co., 3.00%, 4/15/16		4,115	4,398,626
Jersey Central Power & Light Co., 7.35%, 2/01/19		2,500	3,193,297
MidAmerican Energy Holdings Co., 6.50%, 9/15/37		875	1,162,192
PacifiCorp:
5.50%, 1/15/19		3,600	4,352,335
6.25%, 10/15/37		4,200	5,657,467
Southern California Edison Co., Series 2008-A, 5.95%, 2/01/38		1,000	1,311,845
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)		2,605	2,736,485

			40,503,823

Electronic Equipment, Instruments & Components – 0.5%
Jabil Circuit, Inc., 8.25%, 3/15/18		13,030	15,831,450

Energy Equipment & Services – 1.1%
Transocean, Inc.:
5.05%, 12/15/16		7,350	8,183,652
2.50%, 10/15/17		6,885	6,957,430
6.00%, 3/15/18		13,436	15,582,925
3.80%, 10/15/22		2,985	3,059,422

			33,783,429

Corporate Bonds	Par (000)		Value

Food Products – 0.8%
Kraft Foods Group, Inc.:
3.50%, 6/06/22 (a)	USD	6,115	$6,526,949
5.00%, 6/04/42 (a)		3,413	3,837,915
Mondelez International, Inc.:
6.50%, 8/11/17		10,565	12,903,901
6.50%, 2/09/40		2,713	3,644,511

			26,913,276

Health Care Equipment & Supplies – 0.7%
Boston Scientific Corp.:
4.50%, 1/15/15		1,805	1,918,614
6.25%, 11/15/15		10,860	12,236,233
6.40%, 6/15/16		1,555	1,787,426
5.13%, 1/12/17		6,311	6,975,712

			22,917,985

Health Care Providers & Services – 0.3%
Coventry Health Care, Inc., 5.45%, 6/15/21		3,659	4,348,923
UnitedHealth Group, Inc., 3.38%, 11/15/21		1,380	1,470,215
WellPoint, Inc., 3.30%, 1/15/23		2,392	2,454,204

			8,273,342

Independent Power Producers & Energy Traders – 0.2%
Ipalco Enterprises, Inc., 5.00%, 5/01/18		7,350	7,699,125

Industrial Conglomerates – 0.2%
General Electric Co.:
2.70%, 10/09/22		3,667	3,737,799
4.13%, 10/09/42		2,262	2,326,802

			6,064,601

Insurance – 3.1%
Allianz Finance II BV, 5.75%, 7/08/41 (b)	EUR	3,400	5,132,874
American International Group, Inc.:
3.80%, 3/22/17	USD	7,542	8,162,963
5.45%, 5/18/17		3,790	4,352,872
4.88%, 6/01/22		8,420	9,612,449
AXA SA, 5.25%, 4/16/40 (b)	EUR	1,950	2,687,564
Hartford Life Global Funding Trusts, 0.49%, 6/16/14 (b)	USD	12,800	12,749,786
Lincoln National Corp., 7.00%, 6/15/40		1,270	1,652,962
Manulife Financial Corp., 3.40%, 9/17/15		11,650	12,250,115
Metropolitan Life Global Funding I:
2.50%, 1/11/13 (a)		11,365	11,370,171
5.13%, 6/10/14 (a)		3,625	3,853,737
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	2,500	3,945,222
Prudential Financial, Inc.:
4.75%, 9/17/15	USD	7,995	8,763,695
7.38%, 6/15/19		2,760	3,504,830
5.38%, 6/21/20		3,470	4,056,531
4.50%, 11/15/20		4,840	5,404,150

			97,499,921

Life Sciences Tools & Services – 0.0%
Life Technologies Corp., 6.00%, 3/01/20		635	752,596

Media – 3.5%
CBS Corp.:
4.63%, 5/15/18		1,635	1,837,624
8.88%, 5/15/19		3,650	4,922,974
5.75%, 4/15/20		2,610	3,126,161
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,050	3,099,311

BLACKROCK FUNDS II	DECEMBER 31, 2012
3

Schedule of Investments (continued)	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Media (concluded)
Comcast Corp.:
5.88%, 2/15/18	USD 4,079	$ 4,915,403
4.65%, 7/15/42	9,801	10,330,871
COX Communications, Inc.:
3.25%, 12/15/22 (a)	635	654,849
8.38%, 3/01/39 (a)	8,375	12,852,677
4.70%, 12/15/42 (a)	208	212,237
NBCUniversal Media LLC:
5.15%, 4/30/20	9,964	11,811,874
2.88%, 1/15/23	9,561	9,601,682
News America, Inc., 7.63%, 11/30/28	850	1,095,629
TCI Communications, Inc., 7.88%, 2/15/26	2,540	3,570,117
Time Warner Cable, Inc.:
4.00%, 9/01/21	4,403	4,833,019
5.50%, 9/01/41	3,410	3,794,191
4.50%, 9/15/42	10,452	10,193,282
Time Warner, Inc., 4.70%, 1/15/21	2,170	2,470,439
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	19,931	21,450,739

		110,773,079

Metals & Mining – 0.0%
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/22	1,099	1,089,962

Multiline Retail – 0.4%
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16	1,836	2,157,326
7.45%, 7/15/17	7,386	9,105,586

		11,262,912

Multi-Utilities – 0.2%
CenterPoint Energy, Inc., 6.50%, 5/01/18	1,500	1,829,625
Dominion Resources, Inc., 1.95%, 8/15/16	5,432	5,582,363

		7,411,988

Oil, Gas & Consumable Fuels – 2.7%
Anadarko Petroleum Corp., 5.95%, 9/15/16	10,395	11,966,007
Energy Transfer Partners LP, 6.50%, 2/01/42	9,571	11,718,129
Enterprise Products Operating LLC, Series L, 6.30%, 9/15/17	2,170	2,624,899
EOG Resources, Inc., 2.63%, 3/15/23	4,107	4,135,897
Kinder Morgan Energy Partners LP, 3.45%, 2/15/23	6,147	6,330,795
Murphy Oil Corp.:
2.50%, 12/01/17	2,546	2,561,701
4.00%, 6/01/22	1,102	1,110,765
3.70%, 12/01/22	4,922	4,903,267
Nexen, Inc.:
5.88%, 3/10/35	220	271,957
6.40%, 5/15/37	2,010	2,598,532
7.50%, 7/30/39	8,825	12,772,687
Pride International, Inc., 6.88%, 8/15/20	2,435	3,079,569
Valero Energy Corp., 6.63%, 6/15/37	2,060	2,538,007
Western Gas Partners LP:
5.38%, 6/01/21	9,496	10,857,631
4.00%, 7/01/22	2,493	2,623,858
The Williams Cos., Inc.:
7.88%, 9/01/21	3,025	3,897,256
3.70%, 1/15/23	1,105	1,114,563

		85,105,520

Paper & Forest Products – 0.5%
International Paper Co.:
4.75%, 2/15/22	12,095	13,685,928
6.00%, 11/15/41	2,980	3,528,710

		17,214,638

Corporate Bonds	Par (000)	Value

Pharmaceuticals – 0.6%
AbbVie, Inc.:
2.00%, 11/06/18 (a)	USD 4,730	$ 4,791,135
2.90%, 11/06/22 (a)	3,124	3,181,419
Teva Pharmaceutical Finance Co. BV:
3.65%, 11/10/21	1,750	1,872,906
2.95%, 12/18/22	5,143	5,202,443
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	4,250	4,548,486

		19,596,389

Real Estate Investment Trusts (REITs) – 0.3%
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21	2,720	2,974,532
Vornado Realty LP, 5.00%, 1/15/22	6,845	7,552,787

		10,527,319

Road & Rail – 0.2%
Burlington Northern Santa Fe LLC, 3.05%, 9/01/22	5,785	5,978,549

Tobacco – 0.2%
Philip Morris International, Inc.:
4.88%, 5/16/13	2,965	3,013,012
6.88%, 3/17/14	900	969,082
4.50%, 3/26/20	2,800	3,259,567

		7,241,661

Wireless Telecommunication Services – 1.3%
America Movil SAB de CV:
2.38%, 9/08/16	7,285	7,571,905
3.13%, 7/16/22	3,063	3,113,380
4.38%, 7/16/42	2,765	2,873,194
CC Holdings GS V LLC, 3.85%, 4/15/23 (a)	3,347	3,404,940
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)	16,615	20,012,485
SBA Tower Trust, 5.10%, 4/15/42 (a)	3,490	3,935,226

		40,911,130

Total Corporate Bonds – 25.6%		813,053,265

Foreign Agency Obligations	Par (000)	Value

Eksportfinans ASA, 5.50%, 5/25/16	1,835	1,910,118
Hydro-Quebec:
8.40%, 1/15/22	7,595	10,896,941
8.05%, 7/07/24	18,860	27,734,894
Kreditanstalt fuer Wiederaufbau, 1.38%, 7/15/13	6,400	6,437,478
Petrobras International Finance Co.:
3.88%, 1/27/16	14,340	15,128,743
5.75%, 1/20/20	20,420	23,245,230

Total Foreign Agency Obligations – 2.7%		85,353,404

Foreign Government Obligations	Par (000)	Value

Germany – 1.5%
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	EUR 33,375	47,453,252

Italy – 2.0%
Buoni Poliennali Del Tesoro:
4.75%, 6/01/17	37,200	52,261,974
5.25%, 8/01/17	8,030	11,526,060

		63,788,034

4	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)	Value

Mexico – 0.3%
United Mexican States:
5.63%, 1/15/17	USD 4,800	$ 5,568,000
5.13%, 1/15/20	1,850	2,210,750
7.50%, 4/08/33	640	982,400

		8,761,150

Poland – 0.1%
Republic of Poland, 5.13%, 4/21/21	2,970	3,522,420

Total Foreign Government Obligations – 3.9%		123,524,856

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Collateralized Mortgage Obligations –1.3%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 3.09%, 10/25/34 (b)	686	664,230
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 0.75%, 2/25/35 (b)	936	851,365
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 2A1, 2.61%, 7/27/36 (a)(b)	7,293	7,187,285
Series 2011-4R, Class 5A1, 4.97%, 5/27/36 (a)(b)	10,267	9,740,470
Series 2011-4R, Class 6A1, 2.95%, 5/27/36 (a)(b)	1,893	1,857,394
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 3A1, 2.60%, 8/25/35 (b)	2,024	1,871,230
HomeBanc Mortgage Trust:
Series 2005-4, Class A1, 0.48%, 10/25/35 (b)	7,081	5,548,215
Series 2006-2, Class A1, 0.39%, 12/25/36 (b)	1,422	1,091,919
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 6/25/21	1,041	1,015,055
Series 2007-S1, Class 1A2, 5.50%, 3/25/22	842	822,583
MortgageIT Trust, Series 2004-1, Class A1, 0.99%, 11/25/34 (b)	2,204	2,110,127
Residential Accredit Loans, Inc., Series 2006-QO2, Class A1, 0.43%, 2/25/46 (b)	4,215	1,887,302
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 3A1, 2.85%, 11/25/34 (b)	6,156	6,202,345

		40,849,520

Commercial Mortgage-Backed Securities – 8.0%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class A4, 5.45%, 1/15/49	8,805	10,186,716
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)	514	555,118
Series 2007-3, Class A4, 5.69%, 6/10/49 (b)	1,565	1,814,045
Series 2007-3, Class AM, 5.69%, 6/10/49 (b)	3,840	4,197,285
Series 2007-4, Class A3, 5.80%, 2/10/51 (b)	5,872	6,186,289
Banc of America Re-Remic Trust, Series 2012-CLRN, Class A, 1.36%, 8/15/29 (a)(b)	2,484	2,505,290
BB-UBS Trust:
Series 2012-SHOW, Class XA, 0.60%, 11/05/36 (a)(b)	65,905	4,087,362

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2012-TFT, Class C, 3.47%, 6/05/30 (a)(b)	USD 840	$ 797,173
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)	990	1,091,434
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.22%, 8/15/48	1,950	2,210,454
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.01%, 12/10/49 (b)	3,730	4,446,253
Commercial Mortgage Pass-Through Certificates:
Series 2006-C8, Class AM, 5.35%, 12/10/46	4,316	4,785,739
Series 2007-C4, Class A3, 5.76%, 9/15/39 (b)	5,045	5,246,972
Series 2008-C1, Class A2, 6.05%, 2/15/41 (b)	3,487	3,580,664
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)	2,050	2,310,506
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)	5,020	5,256,382
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37	830	855,508
Credit Suisse Mortgage Capital Certificates:
Series 2006-C4, Class A3, 5.47%, 9/15/39	2,695	3,059,682
Series 2010-RR2, Class 2A, 5.76%, 9/15/39 (a)(b)	10,710	12,393,730
Deutsche Bank ReREMIC Trust:
Series 2011-C32, Class A3A, 5.74%, 6/17/49 (a)(b)	3,115	3,650,092
Series 2012-EZ1, Class A, 0.95%, 9/24/45 (a)	14,281	14,318,205
FREMF Mortgage Trust:
Series 2012-K706, Class C, 4.02%, 11/25/44 (a)(b)	1,435	1,404,836
Series 2012-K711, Class B, 3.56%, 8/25/45 (a)(b)	3,495	3,579,789
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2, 5.42%, 12/10/49	9,169	9,156,314
GMAC Commercial Mortgage Securities, Inc., Series 2003-C2, Class A2, 5.44%, 5/10/40 (b)	23,909	24,258,896
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG11, Class A4, 5.74%, 12/10/49	1,800	2,121,847
Series 2007-GG9, Class A2, 5.38%, 3/10/39	13,334	13,760,343
Series 2007-GG9, Class AM, 5.48%, 3/10/39	1,360	1,480,563
GS Mortgage Securities Corp. II:
Series 2006-GG8, Class AM, 5.59%, 11/10/39	1,470	1,651,324
Series 2012-SHOP, Class C, 3.63%, 6/05/31 (a)	830	854,032
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB8, Class A1A, 4.16%, 1/12/39 (a)	8,013	8,250,637
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (b)	2,390	2,597,770
Series 2007-CB18, Class A3, 5.45%, 6/12/47	463	478,631
Series 2007-CB20, Class AM, 5.88%, 2/12/51 (b)	7,378	8,554,643
Series 2007-LD11, Class A2, 5.80%, 6/15/49 (b)	7,209	7,435,404

BLACKROCK FUNDS II	DECEMBER 31, 2012
5

Schedule of Investments (continued)	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)	USD 4,038	$ 4,404,186
Series 2012-HSBC, Class D, 4.52%, 7/05/32 (a)(b)	1,500	1,593,684
LB-UBS Commercial Mortgage Trust:
Series 2005-C2, Class AJ, 5.21%, 4/15/30 (b)	2,760	2,912,048
Series 2007-C1, Class AM, 5.46%, 2/15/40	1,920	2,157,610
Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)	9,120	10,887,347
Series 2007-C7, Class A3, 5.87%, 9/15/45 (b)	8,285	9,877,609
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, 9/12/49	1,540	1,805,975
Morgan Stanley Capital I Trust:
Series 2007-HQ12, Class A2FX, 5.57%, 4/12/49 (b)	2,643	2,773,068
Series 2007-IQ15, Class AM, 5.88%, 6/11/49 (b)	4,145	4,565,601
Morgan Stanley ReREMIC Trust:
Series 2009-IO, Class A1, 3.00%, 7/17/56 (a)	239	239,948
Series 2011-IO, Class A, 2.50%, 3/23/51 (a)	4,659	4,702,842
Series 2012-IO, Class AXB1, 1.00%, 12/01/42	3,206	3,199,491
Series 2012-IO, Class AXB2, 1.00%, 12/01/42	2,351	2,274,007
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)	5,777	5,834,382
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.12%, 2/16/51 (a)(b)	4,796	5,646,535
S2 Hospitality LLC, Series 2012-LV1, Class A, 4.50%, 4/15/25 (a)	3,087	3,091,861
Wells Fargo ReREMIC Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)	5,733	5,753,887
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA, 2.29%, 11/15/45 (a)(b)	31,484	4,495,854

		255,335,863

Interest Only Commercial Mortgage-Backed Securities – 0.6%
Commercial Mortgage Pass-Through Certificates, Series 2012-CR1, Class XA, 2.26%, 5/15/45 (b)	43,762	6,049,851
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C1, Class AX, 1.12%, 6/20/29 (a)(b)	3,545	55,974
Series 1997-C2, Class AX, 0.18%, 1/17/35 (b)	1,107	1,712
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class XA, 2.05%, 6/15/45 (b)	20,399	2,355,143
Morgan Stanley Capital I, Inc., Series 2012-C4, Class XA, 2.70%, 3/15/45 (a)(b)	39,719	5,795,764
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.09%, 5/25/36 (a)(b)	10,097	166,116
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class XA, 1.86%, 12/15/45 (a)(b)	43,000	5,383,299

		19,807,859

Total Non-Agency Mortgage-Backed Securities – 9.9%		315,993,242

Preferred Securities	Par (000)	Value

Capital Trusts

Capital Markets – 0.0%
State Street Capital Trust IV, 1.31%, 6/01/77 (b)	USD 710	552,221

Commercial Banks – 0.2%
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)	4,930	4,930,000

Consumer Finance – 0.2%
Capital One Capital VI, 8.88%, 5/15/40	5,825	5,825,000

Insurance – 0.8%
American International Group, Inc., 8.18%, 5/15/68 (b)	2,305	3,002,263
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)	5,325	6,523,125
Prudential Financial, Inc., 5.88%, 9/15/42 (b)	6,966	7,314,300
Swiss Re Capital I LP, 6.85%, 5/29/49 (a)(b)	5,575	5,843,169
XL Group Plc, 6.50%, 12/29/49 (b)	2,570	2,402,950

		25,085,807

Total Capital Trusts – 1.2%		36,393,028

Trust Preferreds	Shares	Value

Diversified Financial Services – 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40	133,685	$ 3,729,812

Total Preferred Securities – 1.3%		40,122,840

Project Loans	Par (000)	Value

Federal Housing Authority:
USGI Project, Series 56, 7.46%, 1/01/23	USD 57	55,880
USGI Project, Series 87, 7.43%, 10/01/22	61	59,707

Total Project Loans – 0.0%		115,587

Taxable Municipal Bonds	Par (000)	Value

New York City Municipal Water Finance Authority RB:
5.38%, 6/15/43	4,120	4,813,437
5.50%, 6/15/43	4,935	5,850,196

Total Taxable Municipal Bonds – 0.3%		10,663,633

U.S. Government Sponsored Agency Securities	Par (000)	Value

Agency Obligations – 3.5%
Fannie Mae:
1.96%, 10/09/19 (f)	12,125	10,622,191
4.63%, 5/01/13	16,430	16,673,164
6.63%, 11/15/30	1,500	2,284,506
Federal Farm Credit Bank, 2.63%, 4/17/14	14,000	14,316,470
Federal Home Loan Bank, 5.63%, 6/13/16	4,550	5,274,906
Freddie Mac:
3.75%, 3/27/19	10,765	12,443,457
5.50%, 8/23/17	3,500	4,256,693
Resolution Funding Corp. Interest Strip:
1.13%, 10/15/18 (f)	4,575	4,286,221
1.22%, 7/15/18 (f)	4,575	4,277,488

6	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value

Agency Obligations (concluded)
Small Business Administration Participation Certificates:
Series 1996-20B, Class 1, 6.38%, 2/01/16	USD 267	$279,634
Series 1996-20H, 7.25%, 8/01/16	230	243,500
Series 1996-20J, 7.20%, 10/01/16	123	131,478
Series 1996-20K, 6.95%, 11/01/16	372	396,161
Series 1997-20B, Class 1, 7.10%, 2/01/17	484	522,111
Series 1997-20F, Class 1, 7.20%, 6/01/17	89	98,501
Series 1997-20G, Class 1, 6.85%, 7/01/17	755	811,722
Tennessee Valley Authority, 5.25%, 9/15/39	24,965	32,846,850

		109,765,053

Collateralized Mortgage Obligations – 1.9%
Fannie Mae:
Series 2002-T6, Class A1, 3.31%, 2/25/32	565	584,171
Series 2004-88, Class HA, 6.50%, 7/25/34	932	992,443
Series 2005-29, Class AT, 4.50%, 4/25/35	338	357,865
Series 2005-29, Class WB, 4.75%, 4/25/35	1,438	1,565,487
Series 2005-48, Class AR, 5.50%, 2/25/35	1,552	1,704,014
Series 2005-62, Class CQ, 4.75%, 7/25/35	1,635	1,756,058
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (b)	17,935	22,241,197
Freddie Mac:
Series 1591, Class PK, 6.35%, 10/15/23	1,946	2,166,230
Series 2594, Class TV, 5.50%, 3/15/14	1,195	1,222,109
Series 2825, Class VP, 5.50%, 6/15/15	1,222	1,265,981
Series 2864, Class NA, 5.50%, 1/15/31	1,363	1,384,886
Series 2996, Class MK, 5.50%, 6/15/35	51	57,204
Series K013, Class A2, 3.97%, 1/25/21 (b)	9,120	10,446,896
Series K017, Class A2, 2.87%, 12/25/21	13,420	14,231,923

		59,976,464

Interest Only Collateralized Mortgage Obligations – 0.5%
Fannie Mae:
Series 2011-123, Class CS, 6.40%, 10/25/41 (b)	19,518	2,758,621
Series 2012-94, Class IK, 4.00%, 9/25/42	19,672	2,632,772
Freddie Mac:
Series K019, Class X1, 1.75%, 3/25/22 (b)	9,857	1,230,952
Series K021, Class X1, 1.51%, 6/25/22 (b)	12,829	1,426,216
Series K023, Class X1, 1.32%, 8/25/22 (b)	25,440	2,513,195
Series K707, Class X1, 1.56%, 12/25/18 (b)	21,722	1,717,700
Series K710, Class X1, 1.78%, 5/25/19 (b)	16,496	1,573,125
Ginnie Mae, Series 2012-120, Class IO, 1.01%, 2/16/53 (b)	21,931	1,839,645

		15,692,226

Mortgage-Backed Securities – 83.1%
Fannie Mae Mortgage-Backed Securities:
2.24%, 10/01/42 (b)	7,244	7,528,657
2.50%, 4/01/27-1/01/28 (g)	120,974	126,769,441
2.67%, 12/01/34 (b)	1,184	1,258,826

U.S. Government Sponsored Agency Securities	Par (000)		Value

Mortgage-Backed Securities (concluded)
3.00%, 9/01/27- 3/01/41 (b)(g)	USD 182,308		$ 191,481,690
3.14%, 3/01/41 (b)	2,558		2,676,227
3.29%, 12/01/40 (b)	4,137		4,384,814
3.33%, 6/01/41 (b)	8,579		9,063,551
3.49%, 9/01/41 (b)	6,052		6,390,620
3.50%, 11/01/26-12/01/42 (g)(h)	369,091		393,698,717
4.00%, 2/01/25-10/01/42 (g)(h)	467,169		501,524,520
4.50%, 2/01/25- 5/01/41 (g)(h)	373,258		403,400,833
4.79%, 8/01/38 (b)	1,089		1,166,242
5.00%, 1/01/28-5/01/41 (g)	334,899		363,362,209
5.50%, 9/01/13-8/01/37 (g)	78,059		85,144,452
6.00%, 5/01/16-10/01/40 (g)(h)	53,226		58,922,881
6.50%, 5/01/40	17,685		19,855,640
7.00%, 7/01/13-6/01/32	188		200,672
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/28 (g)	11,400		11,973,563
3.02%, 2/01/41 (b)	3,311		3,470,705
3.50%, 1/01/28-11/01/42 (g)(h)	33,360		35,434,534
4.00%, 1/01/28 (g)	49,500		52,726,500
4.50%, 1/01/28-10/01/41 (g)(h)	63,130		67,737,037
5.00%, 10/01/36-5/01/39	31,517		33,993,180
5.14%, 11/01/38 (b)	249		268,373
5.50%, 4/01/13-1/01/40	27,028		29,196,124
6.00%, 12/01/13-12/01/32	1,874		2,015,242
6.50%, 8/01/13-7/01/17	38		41,323
8.00%, 11/01/22-10/01/25	6		6,514
Ginnie Mae Mortgage-Backed Securities:
3.50%, 9/20/42-1/15/43 (g)	25,915		28,183,494
4.00%, 1/15/41-1/15/43 (g)	53,845		58,843,703
4.50%, 5/20/40-2/15/42	84,635		93,388,693
5.00%, 4/20/41-1/15/43 (g)	43,470		47,717,501
5.50%, 3/15/32-11/15/33	22		24,750
6.00%, 12/15/36	385		431,616
7.50%, 11/15/29	–	(i)	508
9.00%, 7/15/18	1		636
9.50%, 11/15/16	6		6,244

			2,642,290,232

Principal Only Collateralized Mortgage Obligations – 0.0%
Fannie Mae, Series 1989-16, Class B, 1.05%, 3/25/19 (f)	27		25,766

Total U.S. Government Sponsored Agency Securities – 89.0%			2,827,749,741

U.S. Treasury Obligations	Par (000)		Value

U.S. Treasury Bonds, 2.75%, 11/15/42 (h)	108,067		104,115,854
U.S. Treasury Inflation Indexed Bonds:
2.13%, 2/15/41	5,899		8,711,266
0.75%, 2/15/42	10,944		11,985,532
U.S. Treasury Notes:
0.25%, 11/30/14-12/15/15 (h)	452,864		452,208,556
0.38%, 11/15/15	–	(i)	300
0.63%, 11/30/17 (h)	89,067		88,767,824
1.00%, 9/30/19-11/30/19 (h)	144,888		143,598,519
1.63%, 11/15/22 (h)	15,764		15,591,573

Total U.S. Treasury Obligations – 25.9%			824,979,424

Total Long-Term Investments (Cost – $5,375,760,695) – 172.7%			5,489,085,246

BLACKROCK FUNDS II	DECEMBER 31, 2012
7

Schedule of Investments (continued)	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Options Purchased			Value

(Cost – $ 3,108,924) – 0.1%			$4,608,989

Total Investments Before TBA Sale Commitments and Options Written
(Cost – $ 5,378,869,619*) – 172.8%			5,493,694,235

TBA Sale Commitments (g)	Par (000)		Value

Fannie Mae Mortgage-Backed Securities:
2.50%, 1/01/28	USD	104,700	(109,396,966)
3.00%, 1/01/28-1/01/43		89,500	(93,870,625)
3.50%, 1/01/28-1/01/43		286,700	(305,386,969)
4.00%, 1/01/28-1/01/43		326,500	(349,877,875)
4.50%, 1/01/43		322,300	(348,184,718)
5.00%, 1/01/43		299,900	(324,829,728)
5.50%, 1/01/43		25,200	(27,373,500)
6.00%, 1/01/43		2,200	(2,402,812)

TBA Sale Commitments (g)	Par (000)		Value

Ginnie Mae Mortgage-Backed Securities:
3.50%, 1/15/43	USD	100	$(108,656)
4.00%, 1/15/43		29,500	(32,276,125)
4.50%, 1/15/43		16,300	(17,855,188)

Total TBA Sale Commitments (Proceeds – $1,610,596,906) – (50.7)%			(1,611,563,162)

Options Written			Value

(Premiums Received – $ 5,818,792) – (0.4)%			(13,033,459)

Total Investments Net of TBA Sale Commitments and Options Written – 121.7%			3,869,097,614
Liabilities in Excess of Other Assets – (21.7)%			(690,267,390)

Net Assets – 100.0%			$3,178,830,224

Notes to Schedule of Investments

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,381,330,731

Gross unrealized appreciation	$129,751,912
Gross unrealized depreciation	(17,388,408)

Net unrealized appreciation	$112,363,504

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	All or a portion of security has been pledged as collateral in connection with swaps.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(g)	Represents or includes a TBA transaction. Unsettled TBA transactions as of December 31, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America Corp.	$3,751,313	$13,938
Barclays Plc	$(68,390,250)	$(121,750)
Citigroup, Inc.	$(63,186,349)	$(1,399)
Credit Suisse Group AG	$(34,576,099)	$(49,770)
Deutsche Bank AG	$8,417,406	$(90,874)
Goldman Sachs Group, Inc.	$156,962,861	$115,307
JPMorgan Chase & Co.	$42,691,225	$(41,949)
Morgan Stanley	$(16,572,844)	$(99,406)
Nomura Securities International, Inc.	$(59,654,062)	$(12,180)
Royal Bank of Scotland Group Plc	$(82,384,063)	$174,574
UBS AG	$(7,544,250)	$(190,875)
Wells Fargo & Co.	$6,717,375	$5,906

(h)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(i)	Amount is less than $500.

—

Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Net Activity	Shares Held at December 31, 2012	Income	Realized Gain

BlackRock Liquidity Funds, TempFund, Institutional Class	–	–	–	$1,199	$167

8	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—	Reverse repurchase agreements outstanding as of December 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest

HSBC Holdings Plc	0.38%	12/11/12	1/14/13	$213,523,582	$213,597,959
Morgan Stanley	0.38%	12/13/12	1/14/13	62,722,857	62,744,043
Bank of America Corp.	0.17%	12/27/12	1/03/13	88,732,999	88,735,513
Bank of America Corp.	0.22%	12/31/12	1/02/13	100,000,000	100,001,222
Credit Suisse Group AG	(0.13)%	12/31/12	1/02/13	103,545,639	103,544,891
Credit Suisse Group AG	(0.16)%	12/31/12	1/02/13	15,685,180	15,685,041
Deutsche Bank AG	0.20%	12/31/12	1/02/13	223,245,487	223,247,968
Morgan Stanley	0.22%	12/31/12	1/02/13	105,770,576	105,771,869

Total				$913,226,320	$913,328,506

—	Financial futures contracts as of December 31, 2012 were as follows:

Contracts Purchased/(Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

(298)	Euro-Bund	Eurex	March 2013	USD	(57,287,117)	$ (266,471)
(2)	Euro-Buxl	Eurex	March 2013	USD	(361,510)	(5,941)
855	U.S. Treasury Bonds (30 Year)	Chicago Board Options	March 2013	USD	126,112,500	198,674
677	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2013	USD	149,257,344	(13,454)
(784)	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2013	USD	(97,540,625)	124,936
(1,684)	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2013	USD	(223,603,625)	964,058
(329)	Ultra Treasury Bonds	Chicago Board Options	March 2013	USD	(53,493,344)	869,913
(158)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	(39,101,050)	26,885
(158)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	(39,045,750)	36,230
(158)	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	(38,986,500)	26,414
(158)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	(38,923,300)	31,585

Total						$1,992,829

—	Foreign currency exchange contracts as of December 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	894,000	USD	1,159,798	Bank of New York Mellon Corp.	1/23/13	$ 20,483
EUR	16,925,000	USD	21,700,338	UBS AG	1/23/13	644,472
USD	21,636,342	EUR	16,924,813	Deutsche Bank AG	1/23/13	(708,220)
USD	106,828,617	EUR	81,335,600	UBS AG	1/23/13	(552,682)
USD	8,252,354	EUR	6,315,000	UBS AG	1/23/13	(84,868)
CAD	2,486,915	AUD	2,410,000	Barclays Plc	2/04/13	2,396
GBP	1,039,855	AUD	1,605,000	JPMorgan Chase & Co.	2/04/13	26,831
USD	2,076,450	AUD	2,000,000	Deutsche Bank AG	2/04/13	5,183
MXN	13,490,775	AUD	1,000,000	Citigroup, Inc.	2/05/13	4,546
AUD	3,045,000	CAD	3,161,383	Citigroup, Inc.	2/20/13	(24,785)
CAD	24,481,034	AUD	23,575,000	Deutsche Bank AG	2/20/13	196,886
CAD	7,924,530	EUR	6,200,000	Citigroup, Inc.	2/20/13	(229,142)
CAD	3,252,070	MXN	42,216,721	BNP Paribas SA	2/20/13	15,298
JPY	1,245,155,600	USD	14,500,000	Bank of America Corp.	2/20/13	(121,673)
JPY	2,545,673,200	USD	30,520,000	Deutsche Bank AG	2/20/13	(1,124,059)
MXN	42,149,206	AUD	3,130,000	UBS AG	2/20/13	7,429
MXN	103,824,402	AUD	7,710,000	UBS AG	2/20/13	18,301

BLACKROCK FUNDS II	DECEMBER 31, 2012
9

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

—	Foreign currency exchange contracts as of December 31, 2012 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

MXN	103,454,440	EUR	6,200,000	UBS AG	2/20/13	$(221,590)
MXN	203,174,863	USD	15,860,000	Citigroup, Inc.	2/20/13	(216,032)
USD	6,860,465	EUR	5,210,000	BNP Paribas SA	2/20/13	(19,532)
USD	7,855,200	EUR	6,000,000	Citigroup, Inc.	2/20/13	(68,022)
USD	18,645,109	EUR	14,160,000	Deutsche Bank AG	2/20/13	(53,694)
USD	11,867,301	EUR	9,000,000	Deutsche Bank AG	2/20/13	(17,532)
USD	7,890,000	JPY	653,757,510	Deutsche Bank AG	2/20/13	340,792
USD	7,920,000	JPY	666,121,896	Royal Bank of Scotland Group Plc	2/20/13	228,015
USD	11,800,000	JPY	971,181,300	Royal Bank of Scotland Group Plc	2/20/13	585,368
USD	7,970,000	JPY	656,935,220	UBS AG	2/20/13	384,097
USD	7,970,000	JPY	656,030,625	UBS AG	2/20/13	394,543
USD	15,965,000	JPY	1,332,188,249	UBS AG	2/20/13	581,671
CNY	51,345,000	USD	8,106,252	HSBC Holdings Plc	6/07/13	51,239
CNY	51,345,000	USD	8,101,775	Standard Chartered Bank	6/07/13	55,715
USD	7,977,781	CNY	51,345,000	Standard Chartered Bank	6/07/13	(179,709)
USD	7,991,440	CNY	51,345,000	Standard Chartered Bank	6/07/13	(166,051)
CNY	51,000,000	USD	8,030,231	Standard Chartered Bank	8/19/13	40,793
USD	7,915,567	CNY	51,000,000	Credit Suisse Group AG	8/19/13	(155,457)

Total						$(338,990)

—	Exchange-traded options purchased as of December 31, 2012 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value

Euro Dollar (2 Year) Mid-Curve	Put	USD 99.25	9/13/13	895	$397,156

—	Over-the-counter options purchased as of December 31, 2012 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Notional Amount (000)	Market Value

USD Currency	Barclays Plc	Call	JPY 84.00	4/03/13	USD 90,000	$3,318,300

—	Over-the-counter interest rate swaptions purchased as of December 31, 2012 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

10-Year Interest Rate Swap	JPMorgan Chase & Co.	Call	1.50%	Receive	3-month LIBOR	2/15/13	USD	17,600	$8,936
7-Year Interest Rate Swap	Citigroup, Inc.	Put	1.50%	Pay	3-month LIBOR	2/15/13	USD	43,400	87,685
7-Year Interest Rate Swap	Credit Suisse Group AG	Put	1.50%	Pay	3-month LIBOR	2/15/13	USD	26,000	53,196
20-Year Interest Rate Swap	Citigroup, Inc.	Put	1.88%	Pay	6-month Japanese Yen LIBOR	11/18/13	JPY	2,479,025	743,716

Total									$893,533

10	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

—	Over-the-counter interest rate swaptions written as of December 31, 2012 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value

10-Year Interest Rate Swap	Deutsche Bank AG	Call	4.90%	Pay	3-month LIBOR	3/04/13	USD 44,800	$(12,705,585)
30-Year Interest Rate Swap	Citigroup, Inc.	Put	2.90%	Receive	3-month LIBOR	2/15/13	USD 16,300	(204,663)
30-Year Interest Rate Swap	Credit Suisse Group AG	Put	2.90%	Receive	3-month LIBOR	2/15/13	USD 9,800	(123,207)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.90%	Receive	3-month LIBOR	3/04/13	USD 44,800	(4)

Total								$(13,033,459)

—	Credit default swaps - buy protection outstanding as of December 31, 2012 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation

CDX.NA.HY Series 19 Version 1	5.00%	Credit Suisse Group AG	12/20/17	USD 16,115	$(21,787)

—	Credit default swaps - sold protection outstanding as of December 31, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation

CMBX.NA Series 2 AM	0.50%	Deutsche Bank AG	3/15/49	A-	USD 3,790	$289,026
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB-	USD 1,820	54,710

Total						$343,736

[1]	Using Standard & Poor’s rating of the underlying securities.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Interest rate swaps outstanding as of December 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Exchange	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD 8,580	$(1,194,910)
1.93%[2]	3-month LIBOR	Chicago Mercantile	8/21/22	USD 52,700	1,046,126
1.75%[2]	3-month LIBOR	Citigroup, Inc.	12/14/22	USD 4,200	(30,448)

Total					$ (179,232)

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.

—	Total return swaps outstanding as of December 31, 2012 were as follows:

Reference Entity	Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

TRX.II.AAA Series 1	12.06%[1]	Credit Suisse Group AG	4/01/13	USD 6,720	$ 27,469
Change in Return of the Consumer Price Index for All Urban Consumers	2.18%[2]	Bank of America Corp.	10/06/21	USD 16,520	(663,357)

Total	$(635,888)

[1]	Fund receives the total return of the reference entity and pays the fixed rate. Net payment made at termination.
[2]	Fund pays the total return of the reference entity and receives the fixed rate. Net payment made at termination.

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

BLACKROCK FUNDS II	DECEMBER 31, 2012
11

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

—	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$343,094,287	$54,614,556	$397,708,843
Collateralized Debt Obligations	–	25,410,860	24,409,551	49,820,411
Corporate Bonds	–	794,887,965	18,165,300	813,053,265
Foreign Agency Obligations	–	85,353,404	–	85,353,404
Foreign Government Obligations	–	123,524,856	–	123,524,856
Non-Agency Mortgage-Backed Securities	–	296,201,539	19,791,703	315,993,242
Preferred Securities	$3,729,812	36,393,028	–	40,122,840
Project Loans	–	–	115,587	115,587
Taxable Municipal Bonds	–	10,663,633	–	10,663,633
U.S. Government Sponsored Agency Securities	–	2,827,749,741	–	2,827,749,741
U.S. Treasury Obligations	–	824,979,424	–	824,979,424
Options Purchased:
Foreign Currency Exchange Contracts	–	3,318,300	–	3,318,300
Interest Rate Contracts	397,156	893,533	–	1,290,689
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(1,611,563,162)	–	(1,611,563,162)

Total	$4,126,968	$3,760,907,408	$117,096,697	$3,882,131,073

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$343,736	–	$343,736
Foreign currency exchange contracts	–	3,604,058	–	3,604,058
Interest rate contracts	$2,278,695	1,073,595	–	3,352,290
Liabilities:
Credit contracts	–	(21,787)	–	(21,787)
Foreign currency exchange contracts	–	(3,943,048)	–	(3,943,048)
Interest rate contracts	(285,866)	(14,258,817)	–	(14,544,683)
Other contracts	–	(663,357)	–	(663,357)

Total	$1,992,829	$(13,865,620)	–	$(11,872,791)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and written options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and written options are shown at value.

12	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (concluded)	BlackRock Core Bond Portfolio

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of December 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash.	$5,410,755	–	–	$5,410,755
Foreign currency at value.	12,623,902	–	–	12,623,902
Cash pledged as collateral for financial futures contracts	3,501,000	–	–	3,501,000
Cash pledged as collateral for swap contracts	16,318,000	–	–	16,318,000
Liabilities:
Reverse repurchase agreements	–	$(913,226,320)	–	(913,226,320)
Cash received as collateral for swap contracts	–	(600,000)	–	(600,000)

Total	$37,853,657	$(913,826,320)	–	$(875,972,663)

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2012.

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Collateralized Debt Obligations	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Project Loans	Total

Assets:
Opening Balance, as of September 30, 2012	$14,414,460	–	$18,120,000	$ 28,345,288	$142,353	$61,022,101
Transfers into Level 3[2]	6,920,000	–	–	–	–	6,920,000
Transfers out of Level 3[2]	(9,269,341)	–	–	(11,177,876)	–	(20,447,217)
Accrued discounts/premiums	6,870	$ 2,935	(819)	(926)	(83)	7,977
Net realized gain (loss)	63	9,453	–	33,247	146	42,909
Net change in unrealized appreciation/depreciation[3]	86,090	(20,296)	46,119	10,764	299	122,976
Purchases	42,624,971	25,639,656	–	5,634,655	–	73,899,282
Sales	(168,557)	(1,222,197)	–	(3,053,449)	(27,128)	(4,471,331)

Closing Balance, as of December 31, 2012	$54,614,556	$24,409,551	$18,165,300	$ 19,791,703	$115,587	$117,096,697

2 Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

3 The change in unrealized appreciation/depreciation on investments still held as of December 31, 2012 was $122,976.

BLACKROCK FUNDS II	DECEMBER 31, 2012
13

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock GNMA Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value

Collateralized Mortgage Obligations – 2.7%
Fannie Mae:
Series 1996-48, Class Z, 7.00%,
11/25/26	$ 924		$ 1,064,303
Series 2003-9, Class EA, 4.50%,
10/25/17	2,301		2,345,225
Series 2012-25, Class A, 6.50%,
6/25/30	7,697		7,773,272
Ginnie Mae:
Series 2002-45, Class PG, 6.00%,
3/17/32	3,469		3,676,630
Series 2009-31, Class PT, 4.73%,
5/20/39 (a)	1,452		1,532,693
Series 2009-122, Class PY, 6.00%,
12/20/39	4,810		5,423,224
Series 2011-71, Class GF, 0.41%,
8/16/31 (a)	19,243		19,330,996

			41,146,343

Mortgage-Backed Securities – 200.3%
Fannie Mae Mortgage-Backed Securities:
2.50%, 12/01/27-1/01/28 (b)(c)	29,600		31,056,583
3.00%, 1/01/28-1/01/43 (b)	69,101		72,539,316
3.28%, 2/01/41	121		128,069
3.40%, 4/01/41	194		206,497
3.50%, 1/01/43 (b)	58,000		61,842,500
4.00%, 12/01/40-1/01/43 (b)	102,482		110,165,060
4.49%, 7/01/37	118		128,456
4.50%, 1/01/43 (b)	125,300		135,363,156
4.70%, 6/01/35-5/01/36	171		184,283
4.94%, 10/01/33-5/01/34	367		400,563
5.00%, 1/01/21-1/01/43 (b)	92,094		99,827,697
5.07%, 12/01/33	115		126,220
5.19%, 4/01/33-3/01/34	1,489		1,631,801
5.30%, 1/01/36-3/01/37	4,634		5,055,155
5.32%, 10/01/32-2/01/34	999		1,096,307
5.44%, 12/01/33	155		169,961
5.50%, 12/01/32-1/01/43 (b)	987		1,081,258
5.69%, 8/01/32-2/01/33	1,161		1,293,478
6.00%, 5/01/38-1/01/43 (b)(c)	179,555		196,548,478
6.07%, 7/01/32-8/01/32	554		623,893
6.50%, 9/01/28-8/01/35	8,420		9,792,105
8.00%, 8/01/14	6		6,572
8.50%, 1/20/18	1,113		1,186,848
Freddie Mac Mortgage-Backed Securities:
3.50%, 9/01/20-9/01/26	1,679		1,765,929
4.00%, 6/01/13-5/01/26	3,336		3,534,601
4.50%, 10/01/35	31		33,838
5.00%, 5/01/35-12/01/38	857		923,492
5.49%, 8/01/37-6/01/38 (d)	5,694		6,168,974
5.60%, 8/01/37-9/01/38	7,293		7,941,223
5.88%, 11/01/37-1/01/39	1,485		1,618,842
6.00%, 11/01/13-8/01/16	7		7,907
7.50%, 2/01/27-3/01/27	3		3,481
9.00%, 12/01/19	– (e	)	146
Ginnie Mae Mortgage-Backed Securities:
2.75%, 11/15/41-8/15/42	788		807,616
2.89%, 1/15/42-3/15/42	605		638,600
2.90%, 10/15/41-4/15/42	3,628		3,833,586
3.00%, 11/20/41-1/15/43 (b)	171,821		182,635,877
3.25%, 11/15/41-9/15/42	16,318		17,371,934
3.40%, 12/15/40-4/15/41	5,949		6,333,270
3.50%, 12/15/40-1/15/43 (b)	302,083		328,808,553
3.63%, 7/15/41	181		197,177
3.75%, 10/15/40-9/15/42	5,641		6,136,621
3.99%, 10/15/40-1/15/41	1,040		1,131,096
4.00%, 3/15/41-1/15/43 (b)	177,257		194,042,668

U.S. Government Sponsored Agency Securities	Par (000)		Value

Mortgage-Backed Securities (concluded)
4.25%, 4/15/41-9/15/41	$ 2,201		$ 2,397,164
4.49%, 7/15/40-12/15/40	3,397		3,747,666
4.50%, 12/15/34-1/15/43 (b)	677,564		741,888,270
4.63%, 8/15/33-6/20/40	14,292		15,749,603
4.70%, 2/20/36-3/20/37	541		595,862
4.75%, 4/15/33-6/15/34	1,993		2,192,230
4.96%, 11/15/35-7/15/36	7,189		7,880,468
5.00%, 9/15/28-1/15/43 (b)	255,049		280,678,004
5.13%, 12/15/32-3/15/34	4,838		5,326,883
5.25%, 4/15/33-3/15/34	4,635		5,101,810
5.30%, 12/20/35-2/20/37	3,259		3,585,776
5.35%, 12/15/32	276		303,955
5.38%, 10/15/32-3/15/34	2,809		3,091,735
5.45%, 9/15/32-12/15/32	1,335		1,470,121
5.50%, 7/15/16-1/15/43 (b)	115,189		126,842,097
5.60%, 7/20/37-9/20/38	3,870		4,253,674
5.65%, 6/15/36-2/15/37	3,032		3,326,773
5.75%, 3/15/28-11/15/32	4,030		4,451,516
5.88%, 10/20/37-1/20/39	5,595		6,148,266
6.00%, 7/15/16-1/15/39	125,294		140,758,926
6.13%, 7/15/32-8/15/32	1,160		1,308,321
6.50%, 5/15/16-1/15/43 (b)	123,539		141,954,010
7.00%, 3/20/24-5/15/31	121		142,057
7.50%, 2/15/22-9/15/30	765		845,994
8.00%, 3/15/17-5/15/30	261		292,850
8.50%, 6/15/16-2/15/25	105		113,756
9.00%, 4/15/16-10/15/21	142		148,444
9.50%, 6/15/16-9/15/22	221		232,461
10.00%, 2/15/16-6/15/18	81		82,516
11.50%, 5/15/13-12/15/15	1		1,244
12.00%, 6/15/15	2		2,452
14.50%, 4/15/13	– (e	)	252

			2,999,304,843

Total U.S. Government Sponsored Agency Securities – 203.0%			3,040,451,186

Total Long-Term Investments
(Cost – $3,013,433,696) – 203.0%			3,040,451,186

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (f)(g)	25,111,935	25,111,935

Total Short-Term Securities (Cost – $25,111,935) – 1.7%		25,111,935

Options Purchased	Value

(Cost – $2,458,160) – 0.1%	1,264,519

Total Investments Before TBA Sale Commitments and Options Written
(Cost – $3,041,003,791*) – 204.8%	3,066,827,640

14	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock GNMA Portfolio (Percentages shown are based on Net Assets)

TBA Sale Commitments (b)	Par (000)	Value

Fannie Mae Mortgage-Backed Securities:
2.50%, 1/01/28	$29,600	$(30,950,500)
3.00%, 1/01/43	46,100	(48,304,156)
3.50%, 1/01/43	58,000	(61,842,500)
4.00%, 1/01/43	102,400	(109,760,000)
4.50%, 1/01/43	124,200	(134,174,812)
5.00%, 1/01/43	84,100	(91,090,923)
6.00%, 1/01/43	108,200	(118,174,687)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 1/15/43	136,500	(148,296,778)
4.00%, 1/15/43	68,300	(74,505,156)
4.50%, 1/15/43	100,000	(109,500,000)
5.00%, 1/15/43	122,500	(133,701,688)
6.00%, 1/15/43	20,600	(22,936,864)

Total TBA Sale Commitments
(Proceeds – $1,081,961,327) – (72.4)%		(1,083,238,064)

Options Written	Value

(Premiums Received — $ 6,539,902) — (0.6)%	$ (9,108,009)

Total Investments Net of TBA Sale Commitments and Options Written – 131.8%	1,974,481,567
Liabilities in Excess of Other Assets – (31.8)%	(476,835,484)

Net Assets – 100.0%	$1,497,646,083

Notes to Schedule of Investments

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,041,935,552

Gross unrealized appreciation	$29,222,599
Gross unrealized depreciation	(4,330,511)

Net unrealized appreciation	$24,892,088

(a)	Variable rate security. Rate shown is as of report date.
(b)	Represents or includes a TBA transaction. Unsettled TBA transactions as of December 31, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America Corp.	$(80,822,469)	$324,109
Barclays Plc	$(16,659,687)	$(80,781)
Citigroup, Inc.	$189,350,913	$1,690,038
Credit Suisse Group AG	$(115,273,481)	$69,034
Deutsche Bank AG	$273,629,531	$874,596
Goldman Sachs Group, Inc.	$135,150,090	$(844,879)
JPMorgan Chase & Co.	$(26,286,609)	$470,547
Morgan Stanley	$(73,300,965)	$(38,105)
Nomura Securities International, Inc.	$116,825,000	$268,555
Royal Bank of Scotland Group Plc	$(43,325,000)	$68,750
UBS AG	$54,750,000	$625,000

(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(d)	All or a portion of security has been pledged as collateral in connection with swaps.
(e)	Amount is less than $500.
(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Net Activity	Shares Held at December 31, 2012	Income	Realized Gain

BlackRock Liquidity Funds, TempFund, Institutional Class	24,007,600	1,104,335	25,111,935	$4,558	$35

(g)	Represents the current yield as of report date.

BLACKROCK FUNDS II	DECEMBER 31, 2012
15

Schedule of Investments (continued)	BlackRock GNMA Portfolio

—	Reverse repurchase agreements outstanding as of December 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest

Morgan Stanley	0.38%	12/13/12	1/14/13	$11,185,847	$11,189,626

Credit Suisse Group AG	0.39%	12/20/12	1/14/13	20,296,000	20,301,497

Total				$31,481,847	$31,491,123

—	Financial futures contracts as of December 31, 2012 were as follows:

Contracts Purchased/(Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

1,323	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2013	$291,680,156	$ 10,865
377	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2013	$ 46,904,102	124,364
(747)	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2013	$ (99,187,594)	243,724
(112)	Ultra Treasury Bonds	Chicago Board Options	March 2013	$ (18,210,500)	283,696

Total					$662,649

—	Over-the-counter interest rate swaptions purchased as of December 31, 2012 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value

5-Year Interest Rate Swap	Bank of America Corp.	Call	1.25%	Receive	3-month LIBOR	10/23/13	$20,900	$159,674
5-Year Interest Rate Swap	Bank of America Corp.	Put	1.50%	Pay	3-month LIBOR	7/11/13	$39,750	76,650
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.50%	Pay	3-month LIBOR	8/23/13	$42,300	125,440
5-Year Interest Rate Swap	Bank of America Corp.	Put	1.25%	Pay	3-month LIBOR	10/23/13	$20,900	159,674
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/27/17	$30,600	743,081

Total								$1,264,519

—	Over-the-counter interest rate swaptions written as of December 31, 2012 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value

10-Year Interest Rate Swap	UBS AG	Call	4.52%	Pay	3-month LIBOR	3/01/13	$7,200	$(1,790,393)
10-Year Interest Rate Swap	Bank of America Corp.	Call	5.08%	Pay	3-month LIBOR	2/10/14	$11,400	(3,055,518)
5-Year Interest Rate Swap	Bank of America Corp.	Call	1.00%	Pay	3-month LIBOR	7/11/14	$19,850	(102,952)
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.15%	Pay	3-month LIBOR	8/26/14	$42,300	(325,693)
5-Year Interest Rate Swap	Bank of America Corp.	Call	1.15%	Pay	3-month LIBOR	9/11/14	$32,050	(243,292)
10-Year Interest Rate Swap	Citigroup, Inc.	Call	5.25%	Pay	3-month LIBOR	1/27/15	$8,600	(2,169,489)
10-Year Interest Rate Swap	UBS AG	Put	4.52%	Receive	3-month LIBOR	3/01/13	$7,200	(1)
10-Year Interest Rate Swap	Bank of America Corp.	Put	5.08%	Receive	3-month LIBOR	2/10/14	$11,400	(6,227)
5-Year Interest Rate Swap	Bank of America Corp.	Put	2.00%	Receive	3-month LIBOR	7/11/14	$19,850	(154,703)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.15%	Receive	3-month LIBOR	8/26/14	$42,300	(326,492)
5-Year Interest Rate Swap	Bank of America Corp.	Put	2.15%	Receive	3-month LIBOR	9/11/14	$32,050	(264,098)
10-Year Interest Rate Swap	Citigroup, Inc.	Put	5.25%	Receive	3-month LIBOR	1/27/15	$8,600	(27,787)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/27/17	$61,200	(641,364)

Total								$(9,108,009)

16	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock GNMA Portfolio

—	Interest rate swaps outstanding as of December 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Exchange	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

0.39%[1]	3-month LIBOR	Credit Suisse Group AG	10/11/14	USD 211,580	$ (50,427)
0.36%[1]	3-month LIBOR	Citigroup, Inc.	10/19/14	USD 40,000	11,565
0.36%[1]	3-month LIBOR	Credit Suisse Group AG	10/19/14	USD 210,000	61,771
0.85%[2]	3-month LIBOR	Bank of America Corp.	7/13/17	USD 22,300	152,504
0.88%[2]	3-month LIBOR	Deutsche Bank AG	8/28/17	USD 28,300	187,888
2.17%[2]	3-month LIBOR	Citigroup, Inc.	9/13/21	USD 7,500	383,622
2.20%[2]	3-month LIBOR	Deutsche Bank AG	11/04/21	USD 12,400	606,524
2.21%[2]	3-month LIBOR	Deutsche Bank AG	12/08/21	USD 12,900	607,694
2.07%[2]	3-month LIBOR	Citigroup, Inc.	5/01/22	USD 19,400	629,695
3.77%[1]	3-month LIBOR	UBS AG	11/27/22	USD 5,800	(782,202)
4.03%[1]	3-month LIBOR	Deutsche Bank AG	12/05/22	USD 19,200	(3,008,401)
2.65%[1]	3-month LIBOR	Credit Suisse Group AG	9/26/42	USD 20,700	528,338
2.69%[1]	3-month LIBOR	Chicago Mercantile	10/25/42	USD 2,400	45,346
2.62%[2]	3-month LIBOR	Deutsche Bank AG	12/13/42	USD 20,700	(789,966)

Total					$(1,416,049)

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.

—	Total return swaps outstanding as of December 31, 2012 were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation

Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse Group AG	1/12/39	USD 14,253	$(41,453)

[1]	Fund pays the total return of the reference entity and receives the floating rate.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS II	DECEMBER 31, 2012
17

Schedule of Investments (continued)	BlackRock GNMA Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
U.S. Government Sponsored Agency Securities	–	$ 3,040,451,186	–	$ 3,040,451,186
Short-Term Securities	$ 25,111,935	–	–	25,111,935
Options Purchased:
Interest Rate Contracts	–	1,264,519	–	1,264,519
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(1,083,238,064)	–	(1,083,238,064)

Total	$ 25,111,935	$ 1,958,477,641	–	$ 1,983,589,576

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$ 662,649	$ 3,214,947	–	$ 3,877,596
Liabilities:
Interest rate contracts	–	(13,739,005)	–	(13,739,005)
Other contracts	–	(41,453)	–	(41,453)

Total	$ 662,649	$ (10,565,511)	–	$ (9,902,862)

[1]

Derivative financial instruments are swaps, financial futures contracts and written options. Swaps and financial futures contracts are valued at the unrealized appreciation/ depreciation on the instrument and written options are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of December 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged as collateral for financial futures contracts	$ 973,000	–	–	$ 973,000
Cash pledged as collateral for swap contracts	11,168,000	–	–	11,168,000
Liabilities:
Reverse repurchase agreements	–	$(31,481,847)	–	(31,481,847)
Bank overdraft	–	(1,632,744)	–	(1,632,744)

Total	$12,141,000	$(33,114,591)	–	$(20,973,591)

There were no transfers between levels during the period ended December 31, 2012.

18	BLACKROCK FUNDS II	DECEMBER 31, 2012

Consolidated Schedule of Investments December 31, 2012 (Unaudited)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities — 0.0%	Par (000)	Value

Carlyle Global Market Strategies, Series 2011-1A, Class IN, 2.59%, 8/10/21 (a)(b)	USD 2,995	$3,294,500

Collateralized Debt Obligations	Par (000)	Value

EXUMR, Series 2006-4X, Class E, 4.31%, 12/22/49 (c)(d)(e)	1,864	680,295
Fraser Sullivan CLO Ltd., Series 2011-5A, Class D, 4.36%, 2/23/21 (a)(e)	4,000	3,800,000

Total Collateralized Debt Obligations — 0.0%		4,480,295

Common Stocks	Shares	Value

Auto Components — 0.3%
Dana Holding Corp.	1,933,100	30,175,691

Biotechnology — 0.0%
Ironwood Pharmaceuticals, Inc. (c)	175,338	1,944,498

Capital Markets — 0.7%
American Capital Ltd. (c)	5,370,129	64,441,548
E*Trade Financial Corp. (c)	628,700	5,626,865
Freedom Pay, Inc. (c)	314,534	3

		70,068,416

Chemicals — 0.3%
CF Industries Holdings, Inc.	69,600	14,139,936
Huntsman Corp.	731,000	11,622,900

		25,762,836

Commercial Banks — 0.4%
CIT Group, Inc. (c)	1,147,674	44,346,123

Commercial Services & Supplies — 0.0%
ADA-ES, Inc. (c)	155,110	2,618,257

Communications Equipment — 0.1%
Loral Space & Communications, Inc.	90,995	4,973,787

Diversified Financial Services — 0.0%
Adelphia Recovery Trust, Series ACC-1 INT	1,108,793	1,109
Adelphia Recovery Trust, Series ACC-4 INT (c)	34,394,678	3,439
Adelphia Recovery Trust, Series Arahova INT	242,876	7,286
Adelphia Recovery Trust, Series Frontiervision INT	131,748	1,317
Bankruptcy Management Solutions, Inc. (c)	5,718	–

		13,151

Diversified Telecommunication Services — 0.2%
Broadview Networks Holdings, Inc. (c)	401,700	2,687,373
Level 3 Communications, Inc. (c)	574,180	13,269,300

		15,956,673

Electrical Equipment — 0.0%
Medis Technologies Ltd. (c)	852,625	3,155

Hotels, Restaurants & Leisure — 0.0%
Travelport LLC (c)	1,125,357	11,254

Insurance — 0.6%
American International Group, Inc. (c)	1,808,896	63,854,029

Machinery — 0.0%
Reunion Industries, Inc. (c)	8,341	1,001

Media — 1.0%
Belo Corp., Class A	456,847	3,504,016
Charter Communications, Inc., Class A (c)	1,192,523	90,917,954
Clear Channel Outdoor Holdings, Inc., Class A	148,418	1,041,894

Common Stocks	Shares	Value

Media (concluded)
HMH Holdings (Education Media)	181,221	$3,551,929

		99,015,793

Metals & Mining — 0.1%
African Minerals Ltd. (c)	736,359	3,800,876
Peninsula Energy Ltd. (c)(j)	255,393,495	10,741,103

		14,541,979

Oil, Gas & Consumable Fuels — 0.5%
African Petroleum Corp. Ltd. (c)	5,561,495	6,641,660
Laricina Energy Ltd. (c)	376,471	15,139,077
Osum Oil Sands Corp. (c)	1,600,000	25,334,272

		47,115,009

Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd. (c)	2,293,496	6,225,434
Ainsworth Lumber Co. Ltd. (c)	1,285,045	3,445,206
Ainsworth Lumber Co. Ltd. (a)(c)	925,544	2,512,284
Western Forest Products, Inc. (c)	1,996,629	2,629,520

		14,812,444

Semiconductors & Semiconductor Equipment — 0.2%
Freescale Semiconductor Ltd. (c)	146,622	1,614,308
NXP Semiconductor NV (c)	321,376	8,474,685
Spansion, Inc., Class A (c)	948,612	13,195,193
SunPower Corp. (c)	1,381	7,761

		23,291,947

Software — 0.2%
kCAD Holdings I Ltd. (c)	2,860,032,041	19,305,216

Total Common Stocks — 4.8%		477,811,259

Corporate Bonds	Par (000)	Value

Advertising — 0.2%
Affinion Group, Inc., 7.88%, 12/15/18	USD 14,820	11,300,250
Checkout Holding Corp., 12.81%, 11/15/15 (a)(b)	9,280	6,496,000

		17,796,250

Aerospace & Defense — 0.8%
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18	5,040	5,481,000
7.13%, 3/15/21	15,030	16,345,125
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17	16,158	17,733,405
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (a)	13,910	13,950,339
Sequa Corp., 7.00%, 12/15/17 (a)	19,100	19,219,375
Silver II Borrower/Silver II U.S. Holdings LLC, 7.75%, 12/15/20 (a)	9,287	9,612,045

		82,341,289

Airlines — 1.2%
Air Lease Corp., 4.50%, 1/15/16 (a)	16,150	16,311,500
Aircastle Ltd., 6.25%, 12/01/19 (a)	7,367	7,680,097
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 10/15/21	18,479	19,172,196
Continental Airlines 2012-3 Pass-Through Certificates, Class C, 6.13%, 4/29/18	24,365	24,486,825
Continental Airlines Pass-Through Trust, Series 1999-1 Class B, 6.80%, 8/02/18	577	602,588
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 12/17/16	1,428	1,599,849

BLACKROCK FUNDS II	DECEMBER 31, 2012
19

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Airlines (concluded)
National Air Cargo Group, Inc.:
12.38%, 8/16/15	USD	8,100	$8,154,597
12.38%, 8/16/15		8,003	8,056,456
Scandinavian Airlines System Denmark-Norway-Sweden, 9.65%, 6/16/14	EUR	600	787,959
U.S. Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14	USD	11,160	11,606,026
Series 2012-1, Class C, 9.13%, 10/01/15		14,000	14,437,500
Series 2012-2, Class B, 6.75%, 12/03/22		10,000	10,250,000

			123,145,593

Auto Components – 0.2%
Continental Rubber of America Corp., 4.50%, 9/15/19 (a)		2,660	2,722,228
Delphi Corp., 6.13%, 5/15/21		6,360	7,059,600
Icahn Enterprises LP, 4.00%, 8/15/13 (a)(e)(f)		2,290	2,307,175
IDQ Holdings, Inc., 11.50%, 4/01/17 (a)		4,740	5,107,350
Titan International, Inc., 7.88%, 10/01/17		6,190	6,576,875

			23,773,228

Automobiles – 0.2%
Jaguar Land Rover Plc, 8.25%, 3/15/20	GBP	11,839	21,335,454

Beverages – 0.1%
Constellation Brands, Inc., 6.00%, 5/01/22	USD	7,365	8,432,925
Refresco Group BV, 7.38%, 5/15/18	EUR	2,882	3,944,871

			12,377,796

Building Products – 0.8%
Building Materials Corp. of America:
7.00%, 2/15/20 (a)	USD	5,240	5,711,600
6.75%, 5/01/21 (a)		11,005	12,160,525
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	4,590	6,464,296
Cemex Finance LLC, 9.38%, 10/12/22 (a)	USD	3,452	3,883,500
Grohe Holding GmbH, 0.21%, 12/15/17 (e)	EUR	1,400	1,935,718
Interline Brands, Inc., 7.50%, 11/15/18	USD	3,670	3,963,600
The Ryland Group, Inc., 6.63%, 5/01/20		4,025	4,467,750
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	7,679	11,073,532
USG Corp., 9.75%, 1/15/18	USD	18,755	21,240,037
Xefin Lux SCA:
8.00%, 6/01/18	EUR	2,416	3,380,359
8.00%, 6/01/18 (a)		5,037	7,047,545

			81,328,462

Capital Markets – 0.2%
E*Trade Financial Corp.:
1.83%, 8/31/19 (a)(b)(f)	USD	1,420	1,268,237
Series A, 1.83%, 8/31/19 (b)(f)		328	292,945
Lehman Brothers Holdings, Inc.:
5.38%, 10/17/13 (c)(d)(e)	EUR	4,550	1,427,580
4.75%, 1/16/14 (c)(d)(e)		14,545	4,563,551
0.00%, 2/05/14 (c)(d)(e)		22,800	7,093,400

			14,645,713

Chemicals – 3.2%
Ashland, Inc., 4.75%, 8/15/22 (a)	USD	5,000	5,200,000
Basell Finance Co. BV, 8.10%, 3/15/27 (a)		14,053	18,760,755
Celanese U.S. Holdings LLC, 5.88%, 6/15/21		24,150	27,048,000
Ciech Group Financing AB, 9.50%, 11/30/19	EUR	5,370	7,761,550
Hexion U.S. Finance Corp., 6.63%, 4/15/20	USD	1,079	1,097,883
Huntsman International LLC:
8.63%, 3/15/20		4,340	4,915,050
4.88%, 11/15/20 (a)		16,793	16,981,921
8.63%, 3/15/21		11,915	13,612,887

Corporate Bonds		Par (000)	Value

Chemicals (concluded)
INEOS Finance Plc, 7.50%, 5/01/20 (a)	USD	2,990	$3,132,025
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	6,802	9,921,371
Kraton Polymers LLC/Kraton Polymers Capital Corp., 6.75%, 3/01/19	USD	1,590	1,643,663
LyondellBasell Industries NV:
6.00%, 11/15/21		7,890	9,251,025
5.75%, 4/15/24		66,435	78,061,125
Momentive Performance Materials, Inc., 8.88%, 10/15/20 (a)		11,790	11,907,900
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18		5,400	5,103,000
NOVA Chemicals Corp., 8.63%, 11/01/19		11,215	12,729,025
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)		7,315	7,644,175
Perstorp Holding AB, 8.75%, 5/15/17 (a)		5,665	5,834,950
Rain CII Carbon LLC/CII Carbon Corp.:
8.25%, 1/15/21 (a)		9,441	9,653,423
8.50%, 1/15/21	EUR	810	1,090,923
Rockwood Specialties Group, Inc., 4.63%, 10/15/20	USD	11,240	11,633,400
Tronox Finance LLC, 6.38%, 8/15/20 (a)		58,605	59,191,050

			322,175,101

Commercial Banks – 0.6%
CIT Group, Inc.:
5.50%, 2/15/19 (a)		19,520	21,276,800
5.00%, 8/15/22		12,560	13,392,929
6.00%, 4/01/36		21,122	19,818,139
Citigroup, Inc., 5.95%, 12/29/49 (e)		7,680	7,776,000
Glitnir Banki HF, 6.38%, 9/25/13 (a)(c)(d)(e)		3,385	–

			62,263,868

Commercial Services & Supplies – 3.8%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (a)		8,980	9,429,000
Algeco Scotsman Global Finance Plc, 9.00%, 10/15/18	EUR	11,291	15,350,752
ARAMARK Corp., 3.81%, 2/01/15 (e)	USD	1,340	1,334,975
ARAMARK Holdings Corp., 8.63%, 5/01/16 (a)(g)		8,300	8,497,208
Aviation Capital Group Corp., 6.75%, 4/06/21 (a)		7,360	7,608,032
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (a)		301	315,298
Casella Waste Systems, Inc., 7.75%, 2/15/19		5,249	4,986,550
Ceridian Corp., 8.88%, 7/15/19 (a)		39,040	42,358,400
Clean Harbors, Inc.:
5.25%, 8/01/20		13,000	13,552,500
5.13%, 6/01/21 (a)		7,445	7,705,575
Covanta Holding Corp., 6.38%, 10/01/22		11,605	12,602,670
Darling International, Inc., 8.50%, 12/15/18		1,225	1,407,219
GCL Holdings SCA:
9.38%, 4/15/18	EUR	3,288	4,654,673
9.38%, 4/15/18 (a)		5,145	7,283,543
HD Supply, Inc.:
8.13%, 4/15/19 (a)	USD	24,718	28,178,520
11.00%, 4/15/20 (a)		34,781	41,041,580
11.50%, 7/15/20 (a)		72,750	81,934,687
Hertz Holdings Netherlands BV:
8.50%, 7/31/15	EUR	241	341,968
8.50%, 7/31/15 (a)		5,673	8,049,729
Igloo Holdings Corp., 8.25%, 12/15/17 (a)(g)	USD	6,657	6,573,787
Laureate Education, Inc., 9.25%, 9/01/19 (a)		27,205	28,429,225
Leucadia National Corp., 8.13%, 9/15/15		9,390	10,563,750
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (a)		1,504	1,428,800
Mobile Mini, Inc., 7.88%, 12/01/20		9,205	10,102,487

	BLACKROCK FUNDS II	DECEMBER 31, 2012
20

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Commercial Services & Supplies (concluded)
Verisure Holding AB:
8.75%, 9/01/18	EUR	7,659	$11,019,417
Series B, 8.75%, 12/01/18		2,471	3,294,232
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)	USD	8,930	9,242,550

			377,287,127

Communications Equipment – 0.1%
Alcatel-Lucent USA, Inc.:
6.50%, 1/15/28		2,175	1,636,687
6.45%, 3/15/29		6,454	4,905,040
Nokia Oyj, 5.00%, 10/26/17 (f)	EUR	3,400	6,070,275

			12,612,002

Computers & Peripherals – 0.2%
EMC Corp., Series B, 1.75%, 12/01/13 (f)	USD	6,746	10,768,303
SanDisk Corp., 1.50%, 8/15/17 (f)		10,770	12,493,200

			23,261,503

Construction & Engineering – 0.1%
Aguila 3 SA, 7.88%, 1/31/18 (a)		7,377	7,819,620

Consumer Finance – 0.1%
Credit Acceptance Corp., 9.13%, 2/01/17		7,555	8,253,837

Containers & Packaging – 1.3%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17	EUR	2,603	3,739,923
7.38%, 10/15/17 (a)		4,339	6,234,162
9.25%, 10/15/20 (a)		2,457	3,531,775
7.38%, 10/15/17 (a)	USD	2,935	3,191,813
9.13%, 10/15/20 (a)		5,824	6,348,160
Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc.:
7.38%, 10/15/17	EUR	4,000	5,747,096
7.38%, 10/15/17 (a)	USD	3,931	4,270,049
9.13%, 10/15/20 (a)		15,192	16,483,320
Ball Corp., 6.75%, 9/15/20		3,280	3,616,200
Berry Plastics Corp.:
4.18%, 9/15/14 (e)		6,890	6,890,000
8.25%, 11/15/15		10,320	10,784,400
9.75%, 1/15/21		5,601	6,455,153
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	15,108	20,217,120
Crown European Holdings SA:
7.13%, 8/15/18 (a)		3,772	5,476,769
7.13%, 8/15/18		1,161	1,685,718
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	3,730	4,121,650
Greif Luxembourg Finance SCA, 7.38%, 7/15/21 (a)	EUR	2,085	3,109,886
Greif, Inc., 7.75%, 8/01/19	USD	2,515	2,904,825
OI European Group BV, 6.88%, 3/31/17	EUR	2,030	2,779,996
Tekni-Plex, Inc., 9.75%, 6/01/19 (a)	USD	7,682	8,373,380

			125,961,395

Distributors – 0.0%
VWR Funding, Inc., 7.25%, 9/15/17 (a)		3,135	3,291,750

Diversified Consumer Services – 0.1%
ServiceMaster Co., 8.00%, 2/15/20		4,820	5,024,850

Diversified Financial Services – 2.0%
Ally Financial, Inc., 8.00%, 11/01/31		45,981	58,223,441
CNG Holdings, Inc., 9.38%, 5/15/20 (a)		7,135	7,242,025
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust:
Series 2012-1, Class A, 5.13%, 11/30/24 (a)		25,915	27,081,175

Corporate Bonds	Par (000)		Value

Diversified Financial Services (concluded)
Series 2012-1, Class B, 6.50%, 5/30/21 (a)	USD	13,330	$13,764,158
EC Finance Plc, 9.75%, 8/01/17	EUR	12,748	18,341,235
Ford Motor Credit Co. LLC, 12.00%, 5/15/15	USD	1,130	1,387,075
General Motors Financial Co., Inc., 6.75%, 6/01/18		5,540	6,355,394
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18		40,020	42,971,475
KKR Group Finance Co. LLC, 6.38%, 9/29/20 (a)		6,920	8,031,068
Nuveen Investments, Inc., 9.13%, 10/15/17 (a)		8,916	8,759,970
Serta Simmons Holdings LLC, 8.13%, 10/01/20 (a)		1,994	1,994,000
Springleaf Finance Corp., 6.90%, 12/15/17		3,020	2,702,900

			196,853,916

Diversified Telecommunication Services – 2.9%
Avaya, Inc., 9.75%, 11/01/15		8,000	7,120,000
Broadview Networks Holdings, Inc., 10.50%, 11/15/17		6,180	5,871,000
Consolidated Communications Finance Co., 10.88%, 6/01/20 (a)		10,310	11,341,000
Intelsat Jackson Holdings SA:
7.25%, 10/15/20 (a)		14,075	15,271,375
6.63%, 12/15/22 (a)		6,570	6,783,525
Intelsat Luxembourg SA:
11.25%, 2/04/17		5,480	5,795,100
11.50%, 2/04/17 (g)		23,880	25,372,500
Level 3 Communications, Inc., 8.88%, 6/01/19 (a)		10,255	10,921,575
Level 3 Financing, Inc.:
8.13%, 7/01/19		39,013	42,524,170
7.00%, 6/01/20 (a)		11,799	12,329,955
8.63%, 7/15/20		19,210	21,323,100
OTE Plc, 7.25%, 2/12/15 (h)	EUR	4,147	5,331,544
ProtoStar I Ltd., 18.00%, 10/15/13 (a)(c)(d)(f)	USD	14,623	7,311
Sprint Capital Corp., 6.88%, 11/15/28		41,378	43,033,120
Sunrise Communications Holdings SA:
8.50%, 12/31/18	EUR	100	145,063
8.50%, 12/31/18 (a)		658	954,517
Sunrise Communications International SA:
7.00%, 12/31/17 (a)		2,040	2,921,595
7.00%, 12/31/17		1,318	1,887,579
Telenet Finance III Luxembourg SCA, 6.63%, 2/15/21		380	531,679
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		6,694	9,436,631
6.75%, 8/15/24		11,101	15,678,551
TW Telecom Holdings, Inc., 5.38%, 10/01/22 (a)	USD	9,640	10,097,900
UPC Holding BV, 9.88%, 4/15/18 (a)		4,580	5,175,400
UPCB Finance II Ltd.:
6.38%, 7/01/20	EUR	4,800	6,747,624
6.38%, 7/01/20 (a)		12,406	17,439,797
Windstream Corp., 7.88%, 11/01/17	USD	7,075	7,959,375

			292,000,986

Electric Utilities – 3.1%
The AES Corp.:
7.75%, 10/15/15		421	472,572
9.75%, 4/15/16		6,210	7,420,950
7.38%, 7/01/21		4,165	4,623,150
DPL, Inc., 7.25%, 10/15/21		26,420	28,269,400
Energy Future Holdings Corp., 10.00%, 1/15/20		22,535	25,182,863

BLACKROCK FUNDS II	DECEMBER 31, 2012
21

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Electric Utilities (concluded)
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
6.88%, 8/15/17 (a)	USD	23,390	$24,910,350
10.00%, 12/01/20		153,058	172,572,895
FPL Energy National Wind Portfolio LLC, 6.13%, 3/25/19 (a)		250	213,002
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	29,800	39,896,441

			303,561,623

Electrical Equipment – 0.2%
General Cable Corp., 5.75%, 10/01/22 (a)	USD	17,460	18,071,100

Electronic Equipment, Instruments & Components – 0.3%
Belden, Inc., 5.50%, 9/01/22 (a)		6,660	6,843,150
Jabil Circuit, Inc., 8.25%, 3/15/18		2,660	3,231,900
Techem GmbH:
6.13%, 10/01/19	EUR	10,759	15,231,029
6.13%, 10/01/19 (a)		891	1,261,348

			26,567,427

Energy Equipment & Services – 1.7%
CCS, Inc., 11.00%, 11/15/15 (a)	USD	14,665	14,628,337
Cie Generale de Geophysique - Veritas:
7.75%, 5/15/17		5,840	6,073,600
6.50%, 6/01/21		20,140	21,549,800
Forbes Energy Services Ltd., 9.00%, 6/15/19		6,840	6,087,600
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (a)		3,815	3,929,450
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		7,680	8,025,600
Key Energy Services, Inc., 6.75%, 3/01/21		4,417	4,417,000
Oil States International, Inc.:
6.50%, 6/01/19		13,205	14,063,325
5.13%, 1/15/23 (a)		5,715	5,793,581
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (a)		12,160	13,132,800
Seadrill Ltd., 5.63%, 9/15/17 (a)		60,433	59,979,753
SESI LLC, 7.13%, 12/15/21		12,342	13,730,475

			171,411,321

Food & Staples Retailing – 0.2%
Co-Operative Group Ltd., 5.63%, 7/08/20 (h)	GBP	6,150	10,319,581
Rite Aid Corp., 9.25%, 3/15/20	USD	7,035	7,492,275

			17,811,856

Food Products – 0.4%
Bakkavor Finance 2 Plc, 8.25%, 2/15/18	GBP	9,150	15,012,429
Del Monte Corp., 7.63%, 2/15/19	USD	1,637	1,706,573
DGS International Finance Co., 10.00%, 6/01/49 (a)(c)(d)		20,000	2
JBS USA LLC/JBS USA Finance, Inc., 11.63%, 5/01/14		1,890	2,112,075
Post Holdings, Inc., 7.38%, 2/15/22 (a)		12,500	13,695,313
Smithfield Foods, Inc., 6.63%, 8/15/22		8,740	9,657,700

			42,184,092

Health Care Equipment & Supplies – 1.8%
Biomet, Inc.:
6.50%, 8/01/20 (a)		43,203	45,903,188
6.50%, 10/01/20 (a)		52,816	52,485,900
DJO Finance LLC/DJO Finance Corp.:
8.75%, 3/15/18 (a)		5,561	6,075,393
7.75%, 4/15/18		4,190	4,032,875
9.88%, 4/15/18 (a)		8,790	9,075,675
Hanger, Inc., 7.13%, 11/15/18		4,032	4,253,760
Hologic, Inc., 6.25%, 8/01/20 (a)		29,141	31,399,427

Corporate Bonds	Par (000)		Value

Health Care Equipment & Supplies (concluded)
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19 (a)	USD	2,310	$2,197,387
Ontex IV SA:
7.50%, 4/15/18	EUR	3,665	5,152,092
7.50%, 4/15/18 (a)		2,870	4,034,517
9.00%, 4/15/19		8,405	11,704,428
PSS World Medical, Inc., 6.38%, 3/01/22	USD	1,088	1,283,840

			177,598,482

Health Care Providers & Services – 4.5%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19		9,615	10,191,900
Care UK Health & Social Care Plc, 9.75%, 8/01/17	GBP	3,252	5,692,150
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18	USD	11,563	12,054,427
7.13%, 7/15/20		15,288	16,319,940
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22		6,510	6,859,913
Fresenius Medical Care US Finance, Inc.:
6.88%, 7/15/17		695	792,300
6.50%, 9/15/18 (a)		5,818	6,501,615
5.75%, 2/15/21 (a)		180	192,600
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (a)		260	299,650
HCA Holdings, Inc., 6.25%, 2/15/21		11,112	11,389,800
HCA, Inc.:
6.75%, 7/15/13		500	512,500
8.50%, 4/15/19		2,235	2,492,025
6.50%, 2/15/20		50,650	56,981,250
7.88%, 2/15/20		13,600	15,130,000
7.25%, 9/15/20		24,375	26,995,313
5.88%, 3/15/22		26,178	28,468,575
4.75%, 5/01/23		28,325	28,820,687
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19		37,989	35,899,605
INC Research LLC, 11.50%, 7/15/19 (a)		10,315	10,676,025
Omnicare, Inc., 7.75%, 6/01/20		26,839	29,791,290
Priory Group No. 3 Plc:
7.00%, 2/15/18	GBP	6,280	10,813,692
7.00%, 2/15/18 (a)		6,799	11,707,371
Symbion, Inc., 8.00%, 6/15/16	USD	6,870	7,076,100
Teleflex, Inc., 6.88%, 6/01/19		6,560	7,084,800
Tenet Healthcare Corp.:
10.00%, 5/01/18		13,290	15,117,375
6.25%, 11/01/18		14,950	16,407,625
8.88%, 7/01/19		31,307	35,063,840
6.75%, 2/01/20 (a)		10,210	10,516,300
4.75%, 6/01/20 (a)		14,505	14,722,575
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/01/19 (a)		8,745	9,051,075

			443,622,318

Hotels, Restaurants & Leisure – 3.1%
Caesars Entertainment Operating Co., Inc.:
10.00%, 12/15/15		8,540	7,557,900
11.25%, 6/01/17		11,952	12,803,580
10.00%, 12/15/18		16,555	10,967,687
8.50%, 2/15/20		10,540	10,460,950
9.00%, 2/15/20 (a)		31,537	31,615,843
Caesars Operating Escrow LLC/Caesars Escrow Corp., 9.00%, 2/15/20 (a)		7,335	7,335,000
Carlson Wagonlit BV, 6.88%, 6/15/19 (a)		3,905	4,119,775
Choice Hotels International, Inc., 5.75%, 7/01/22		4,000	4,430,000

	BLACKROCK FUNDS II	DECEMBER 31, 2012
22

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Hotels, Restaurants & Leisure (concluded)
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	15,350	$20,160,045
Diamond Resorts Corp., 12.00%, 8/15/18	USD	19,535	21,146,637
Eldorado Resorts LLC/Eldorado Capital Corp., 8.63%, 6/15/19 (a)		2,635	2,503,250
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	4,347	6,842,612
Fontainebleau Las Vegas Holdings LLC, 10.25%, 6/15/15 (a)(c)(d)	USD	2,470	1,544
Gala Group Finance Plc, 8.88%, 9/01/18	GBP	15,250	26,259,364
MGM Resorts International:
4.25%, 4/15/15 (f)	USD	27,760	29,373,550
8.63%, 2/01/19 (a)		3,979	4,436,585
MTR Gaming Group, Inc., 11.50%, 8/01/19		11,794	12,501,295
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (a)		11,684	12,867,005
Scientific Games Corp., 8.13%, 9/15/18		1,800	1,980,000
Scientific Games International, Inc., 9.25%, 6/15/19		185	205,813
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		14,429	14,429,000
Station Casinos LLC, 3.66%, 6/18/18		13,384	11,510,240
Sterling Entertainment Enterprises LLC, 10.00%, 11/25/19		29,820	29,820,000
Travelport LLC:
4.94%, 9/01/14 (e)		3,255	2,547,037
9.88%, 9/01/14		720	634,500
11.88%, 9/01/16		1,100	508,750
6.31%, 12/01/16 (a)(g)		6,231	5,124,622
Travelport LLC/Travelport, Inc., 9.00%, 3/01/16		1,720	1,333,000
Waterford Gaming LLC, 8.63%, 9/15/14 (a)		4,444	1,422,111
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.38%, 3/15/22		13,777	14,638,063

			309,535,758

Household Durables – 2.3%
Beazer Homes USA, Inc., 6.63%, 4/15/18 (a)		15,845	16,756,088
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)		13,745	14,088,625
DR Horton, Inc., 4.38%, 9/15/22		11,490	11,719,800
K Hovnanian Enterprises, Inc.:
6.00%, 12/01/17 (f)		1,655	2,358,044
7.25%, 10/15/20 (a)		30,390	32,669,250
Lennar Corp., 4.75%, 11/15/22 (a)		13,245	12,980,100
PH Holdings LLC, 9.75%, 12/31/17		11,150	10,927,000
Pulte Group, Inc., 6.38%, 5/15/33		6,170	6,154,575
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		35,788	39,545,740
Standard Pacific Corp.:
10.75%, 9/15/16		21,572	26,803,210
8.38%, 1/15/21		40,820	47,351,200
Toll Brothers Finance Corp., 5.88%, 2/15/22		460	521,796
William Lyon Homes, Inc., 8.50%, 11/15/20 (a)		10,155	10,561,200

			232,436,628

Household Products – 1.5%
Libbey Glass, Inc., 6.88%, 5/15/20		9,351	10,052,325
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (a)		1,482	1,556,100
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.13%, 4/15/19		11,115	11,948,625
9.00%, 4/15/19		15,205	15,813,200
7.88%, 8/15/19		11,620	12,927,250
9.88%, 8/15/19		12,000	12,840,000
5.75%, 10/15/20 (a)		68,220	70,437,150
Spectrum Brands Escrow Corp.:
6.38%, 11/15/20 (a)		6,568	6,896,400

Corporate Bonds	Par (000)		Value

Household Products (concluded)
6.63%, 11/15/22 (a)	USD	6,280	$6,735,300
Spectrum Brands, Inc.:
9.50%, 6/15/18		2,535	2,877,225
6.75%, 3/15/20 (a)		642	686,940

			152,770,515

Independent Power Producers & Energy Traders – 1.4%
Calpine Corp.:
7.25%, 10/15/17 (a)		9,833	10,472,145
7.50%, 2/15/21 (a)		10,819	11,954,995
7.88%, 1/15/23 (a)		16,278	18,394,140
GenOn REMA LLC:
Series B, 9.24%, 7/02/17		6,839	7,539,603
Series C, 9.68%, 7/02/26		19,170	20,607,750
Ipalco Enterprises, Inc., 7.25%, 4/01/16 (a)		2,585	2,869,350
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		8,753	9,541,191
NRG Energy, Inc.:
7.63%, 1/15/18		8,440	9,368,400
7.63%, 5/15/19		11,935	12,770,450
7.88%, 5/15/21		5,860	6,504,600
6.63%, 3/15/23 (a)		27,135	29,034,450

			139,057,074

Insurance – 0.4%
Americo Life, Inc., 7.88%, 5/01/13 (a)		6,000	6,113,232
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (a)		15,655	15,655,000
CNO Financial Group, Inc., 6.38%, 10/01/20 (a)		5,785	6,016,400
Genworth Financial, Inc., 7.63%, 9/24/21		7,455	8,227,107
International Lease Finance Corp., 6.50%, 9/01/14 (a)		180	192,150

			36,203,889

Internet Software & Services – 1.0%
IAC/InterActiveCorp., 4.75%, 12/15/22 (a)		7,906	7,866,470
ITC Deltacom, Inc., 10.50%, 4/01/16		4,278	4,577,460
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		31,340	34,865,750
10.13%, 7/01/20		41,530	47,240,375

			94,550,055

IT Services – 0.3%
313 Group, Inc.:
6.38%, 12/01/19 (a)		13,705	13,585,081
8.75%, 12/01/20 (a)		20,100	19,748,250

			33,333,331

Life Sciences Tools & Services – 0.1%
Pharmaceutical Product Development, Inc., 9.50%, 12/01/19 (a)		8,705	9,880,175

Machinery – 0.2%
Boart Longyear Management Pty Ltd., 7.00%, 4/01/21 (a)		3,390	3,440,850
Dematic SA/DH Services Luxembourg S.a.r.l, 7.75%, 12/15/20 (a)		3,400	3,400,000
SPX Corp., 6.88%, 9/01/17		3,634	4,051,910
Terex Corp., 6.00%, 5/15/21		12,615	13,277,287

			24,170,047

Media – 5.2%
AMC Networks, Inc.:
7.75%, 7/15/21		7,319	8,380,255
4.75%, 12/15/22		7,586	7,623,930
Cablevision Systems Corp., 5.88%, 9/15/22		11,065	11,078,831

BLACKROCK FUNDS II	DECEMBER 31, 2012
23

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Media (concluded)
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22	USD	17,750	$17,971,875
5.13%, 2/15/23		18,585	18,538,537
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)		29,015	25,025,437
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20 (a)		15,635	16,279,944
CET 21 Spol SRO:
9.00%, 11/01/17	EUR	3,470	4,992,476
9.00%, 11/01/17 (a)		2,330	3,352,297
Cinemark USA, Inc.:
8.63%, 6/15/19	USD	4,435	4,911,763
5.13%, 12/15/22 (a)		5,800	5,872,500
Clear Channel Communications, Inc., 9.00%, 12/15/19 (a)		19,992	18,292,680
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.63%, 3/15/20		2,950	2,942,625
Series B, 7.63%, 3/15/20		24,278	24,460,085
6.50%, 11/15/22 (a)		43,364	44,990,150
6.50%, 11/15/22 (a)		15,162	15,578,955
DISH DBS Corp.:
5.88%, 7/15/22		29,635	31,857,625
5.00%, 3/15/23 (a)		20,910	20,910,000
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (a)		6,880	7,533,600
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		7,095	7,751,287
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18	EUR	6,780	9,665,259
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (a)	USD	10,965	11,814,787
The McClatchy Co., 9.00%, 12/15/22 (a)		9,570	9,773,363
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		5,410	5,058,350
Nara Cable Funding Ltd., 8.88%, 12/01/18	EUR	7,355	9,853,914
Nielsen Finance LLC/Nielsen Finance Co.:
11.63%, 2/01/14	USD	1,258	1,396,380
7.75%, 10/15/18		16,040	17,924,700
Odeon & UCI Finco Plc:
9.00%, 8/01/18	GBP	2,370	4,023,214
9.00%, 8/01/18 (a)		4,179	7,094,097
ProQuest LLC/ProQuest Notes Co., 9.00%, 10/15/18 (a)	USD	7,925	7,489,125
Sinclair Television Group, Inc., 9.25%, 11/01/17 (a)		3,100	3,410,000
Unitymedia GmbH:
9.63%, 12/01/19	EUR	2,244	3,315,942
9.63%, 12/01/19 (a)		7,619	11,258,541
9.50%, 3/15/21		7,525	11,509,495
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
7.50%, 3/15/19		21,510	31,018,578
5.75%, 1/15/23		9,400	13,090,021
5.50%, 1/15/23 (a)	USD	9,345	9,648,713
Univision Communications, Inc., 6.75%, 9/15/22 (a)		4,190	4,326,175
WMG Acquisition Corp.:
11.50%, 10/01/18		11,629	13,431,495
6.00%, 1/15/21 (a)		7,484	7,895,620
Wolverine Healthcare Analytics, Inc., 10.63%, 6/01/20 (a)		12,685	13,509,525
Ziggo Bond Co. BV, 8.00%, 5/15/18 (a)	EUR	5,342	7,756,336

			512,608,482

Metals & Mining – 3.4%
ArcelorMittal:
4.25%, 2/25/15	USD	14,375	14,519,641

Corporate Bonds	Par (000)		Value

Metals & Mining (concluded)
9.50%, 2/15/15	USD	13,812	$15,370,463
4.25%, 8/05/15		38,119	38,503,011
4.25%, 3/01/16		18,358	18,429,358
Eco-Bat Finance Plc, 7.75%, 2/15/17	EUR	9,305	12,957,728
FMG Resources August 2006 Pty Ltd.:
7.00%, 11/01/15 (a)	USD	8,285	8,699,250
6.38%, 2/01/16 (a)		24,124	24,967,926
6.88%, 4/01/22 (a)		2,360	2,413,100
Global Brass and Copper, Inc., 9.50%, 6/01/19 (a)		8,225	8,903,563
Goldcorp, Inc., 2.00%, 8/01/14 (f)		10,875	11,996,484
Kaiser Aluminum Corp., 8.25%, 6/01/20		6,075	6,621,750
New Gold, Inc.:
7.00%, 4/15/20 (a)		4,155	4,435,463
6.25%, 11/15/22 (a)		10,155	10,510,425
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (f)		19,350	22,772,531
Novelis, Inc.:
8.38%, 12/15/17		16,828	18,552,870
8.75%, 12/15/20		58,495	65,221,925
Peninsula Energy Ltd., 0.01%, 12/14/14 (b)(j)		19,200	19,200,000
RathGibson, Inc., 11.25%, 2/15/14 (c)(d)		7,631	1
Schmolz + Bickenbach Luxembourg SA, 9.88%, 5/15/19	EUR	6,823	7,475,040
Steel Dynamics, Inc., 6.38%, 8/15/22 (a)	USD	7,250	7,685,000
Taseko Mines Ltd., 7.75%, 4/15/19		9,005	8,667,313
Vedanta Resources Plc, 8.25%, 6/07/21 (a)		2,940	3,241,350
Walter Energy, Inc., 9.88%, 12/15/20 (a)		3,883	4,329,545

			335,473,737

Multiline Retail – 0.1%
Dollar General Corp., 4.13%, 7/15/17		8,107	8,512,350

Oil, Gas & Consumable Fuels – 11.3%
Access Midstream Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22		11,810	12,725,275
4.88%, 5/15/23		12,570	12,758,550
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15 (f)		19,946	19,198,025
Aurora USA Oil & Gas, Inc., 9.88%, 2/15/17 (a)		16,510	17,665,700
Berry Petroleum Co., 6.38%, 9/15/22		10,060	10,462,400
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 4/15/22 (a)		3,195	3,314,813
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		14,765	14,617,350
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		8,715	8,954,663
Chaparral Energy, Inc., 7.63%, 11/15/22		7,205	7,565,250
Chesapeake Energy Corp.:
7.25%, 12/15/18		1,005	1,095,450
6.63%, 8/15/20		11,265	12,081,713
6.88%, 11/15/20		4,855	5,261,606
6.13%, 2/15/21		11,110	11,526,625
Chesapeake Midstream Partners LP/CHKM Finance Corp., 5.88%, 4/15/21		23,093	24,536,313
Concho Resources, Inc.:
7.00%, 1/15/21		1,566	1,746,090
6.50%, 1/15/22		8,314	9,145,400
5.50%, 10/01/22		11,565	12,201,075
Continental Resources, Inc.:
7.13%, 4/01/21		3,965	4,480,450
5.00%, 9/15/22		6,600	7,111,500
Copano Energy LLC/Copano Energy Finance Corp., 7.13%, 4/01/21		6,380	6,850,525
Crosstex Energy LP/Crosstex Energy Finance Corp., 7.13%, 6/01/22 (a)		4,035	4,206,487
Crown Oil Partners IV LP, 11.00%, 11/22/14		9,925	10,484,208

	BLACKROCK FUNDS II	DECEMBER 31, 2012
24

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22 (a)	USD	10,370	$10,318,150
Denbury Resources, Inc., 8.25%, 2/15/20		27,438	30,867,750
El Paso LLC, 7.75%, 1/15/32		1,725	2,026,863
Encore Acquisition Co., 9.50%, 5/01/16		275	295,625
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		13,890	15,869,325
7.75%, 6/15/19		12,660	13,831,050
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.88%, 5/01/19		23,515	25,513,775
7.75%, 9/01/22		6,415	6,799,900
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (a)		30,589	31,583,143
Halcon Resources Corp., 8.88%, 5/15/21 (a)		7,750	8,215,000
Hilcorp Energy I LP/Hilcorp Finance Co.:
8.00%, 2/15/20 (a)		3,875	4,243,125
7.63%, 4/15/21 (a)		5,473	5,965,570
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 3/01/20 (a)		3,830	4,098,100
IVG Finance BV, 1.75%, 3/29/17 (f)	EUR	600	703,194
Kodiak Oil & Gas Corp., 8.13%, 12/01/19	USD	8,705	9,597,263
Laredo Petroleum, Inc.:
9.50%, 2/15/19		21,825	24,389,437
7.38%, 5/01/22		9,650	10,470,250
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/01/19 (a)		35,985	36,164,925
8.63%, 4/15/20		5,480	5,973,200
7.75%, 2/01/21		12,260	13,056,900
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		3,290	3,586,100
5.50%, 2/15/23		6,500	7,052,500
MEG Energy Corp.:
6.50%, 3/15/21 (a)		41,350	43,520,875
6.38%, 1/30/23 (a)		13,075	13,630,687
New World Resources NV, 7.88%, 5/01/18	EUR	2,505	3,417,262
Newfield Exploration Co.:
6.88%, 2/01/20	USD	6,350	6,794,500
5.75%, 1/30/22		2,985	3,283,500
5.63%, 7/01/24		26,350	28,458,000
Northern Oil and Gas, Inc., 8.00%, 6/01/20		8,180	8,343,600
Oasis Petroleum, Inc.:
7.25%, 2/01/19		6,870	7,385,250
6.50%, 11/01/21		6,115	6,497,187
6.88%, 1/15/23		7,215	7,738,087
Offshore Group Investment Ltd., 11.50%, 8/01/15		21,694	23,646,460
OGX Austria GmbH:
8.50%, 6/01/18 (a)		21,743	19,568,700
8.38%, 4/01/22 (a)		12,713	10,615,355
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20 (a)		5,565	5,996,287
PDC Energy, Inc., 7.75%, 10/15/22 (a)		6,500	6,662,500
Peabody Energy Corp.:
6.00%, 11/15/18		3,295	3,500,937
6.25%, 11/15/21		23,820	25,308,750
7.88%, 11/01/26		14,150	15,282,000
PetroBakken Energy Ltd., 8.63%, 2/01/20 (a)		32,211	32,694,165
Pioneer Natural Resources Co., 7.20%, 1/15/28		12,440	15,852,864
Plains Exploration & Production Co.:
7.63%, 4/01/20		1,235	1,377,025
6.88%, 2/15/23		38,615	44,117,637
Precision Drilling Corp.:
6.63%, 11/15/20		2,008	2,158,600
6.50%, 12/15/21		3,250	3,461,250

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
QEP Resources, Inc.:
6.88%, 3/01/21	USD	4,470	$5,151,675
5.38%, 10/01/22		6,249	6,702,053
5.25%, 5/01/23		7,595	8,126,650
Range Resources Corp.:
8.00%, 5/15/19		5,555	6,152,163
5.75%, 6/01/21		24,055	25,738,850
5.00%, 8/15/22		11,650	12,174,250
Regency Energy Partners LP/Regency Energy Finance Corp., 5.50%, 4/15/23		12,150	12,970,125
Sabine Pass LNG LP:
7.50%, 11/30/16		65,400	72,103,500
6.50%, 11/01/20 (a)		10,620	10,805,850
SandRidge Energy, Inc.:
8.75%, 1/15/20		3,605	3,947,475
7.50%, 3/15/21		26,510	28,365,700
8.13%, 10/15/22		6,010	6,580,950
7.50%, 2/15/23		33,680	36,037,600
SM Energy Co.:
6.63%, 2/15/19		5,260	5,549,300
6.50%, 11/15/21		15,005	16,055,350
6.50%, 1/01/23		11,895	12,727,650
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (a)		6,164	6,395,150
Trafigura Beheer BV, 6.38%, 4/08/15	EUR	2,175	3,014,454
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20	USD	5,750	6,008,750
Whiting Petroleum Corp., 6.50%, 10/01/18		4,425	4,756,875

			1,117,286,461

Paper & Forest Products – 0.7%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (a)		17,995	18,849,763
APP Finance II Mauritius Ltd., 12.00%, 12/29/49 (c)(d)		21,000	2,100
Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.00%, 4/01/20		5,850	6,464,250
Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/01/17		1,410	1,540,425
Cascades, Inc., 7.75%, 12/15/17		6,080	6,429,600
Clearwater Paper Corp.:
10.63%, 6/15/16		4,730	5,155,700
7.13%, 11/01/18		3,935	4,289,150
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		4,140	4,347,000
NewPage Corp., 11.38%, 12/31/14 (c)(d)		28,456	12,805,221
PH Glatfelter Co., 5.38%, 10/15/20 (a)		3,500	3,587,500
Sappi Papier Holding GmbH:
8.38%, 6/15/19 (a)		4,855	5,304,087
6.63%, 4/15/21 (a)		935	923,313

			69,698,109

Pharmaceuticals – 0.9%
Capsugel FinanceCo SCA:
9.88%, 8/01/19	EUR	1,435	2,130,907
9.88%, 8/01/19 (a)		4,600	6,830,781
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (a)	USD	9,214	9,283,105

ConvaTec Healthcare E SA, 7.38%, 12/15/17 (a)	EUR	4,903	6,989,493
inVentiv Health, Inc.:
9.00%, 1/15/18 (a)	USD	9,740	9,837,400
10.00%, 8/15/18 (a)		880	759,000
Sky Growth Acquisition Corp., 7.38%, 10/15/20 (a)		18,699	18,605,505
Valeant Pharmaceuticals International: 6.50%, 7/15/16 (a)		10,014	10,527,217

BLACKROCK FUNDS II	DECEMBER 31, 2012
25

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Pharmaceuticals (concluded)
6.38%, 10/15/20 (a)	USD 13,050	$13,996,125
6.75%, 8/15/21 (a)	3,710	3,978,975
7.25%, 7/15/22 (a)	4,405	4,812,463

		87,750,971

Professional Services – 0.0%
TMF Group Holding BV, 9.88%, 12/01/19	EUR 3,267	4,374,697

Real Estate Investment Trusts (REITs) – 0.3%
Felcor Lodging LP:
6.75%, 6/01/19	USD 15,685	16,665,313
5.63%, 3/01/23 (a)	5,741	5,712,295
The Rouse Co. LLC, 6.75%, 11/09/15	2,372	2,487,635

		24,865,243

Real Estate Management & Development – 1.8%
Annington Finance No. 5 Plc, 13.00%, 1/15/23 (g)	GBP 3,500	6,309,598
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (a)	USD 25,045	26,422,475
IVG Immobilien AG, 8.00%, 5/29/49 (e)	EUR 8,200	5,482,181
Mattamy Group Corp., 6.50%, 11/15/20 (a)	USD 9,020	9,042,550
Realogy Corp.:
11.50%, 4/15/17	22,730	24,605,225
12.00%, 4/15/17	1,940	2,100,050
9.00%, 1/15/20 (a)	7,745	8,906,750
Realogy Group LLC:
7.88%, 2/15/19 (a)	33,965	37,021,850
7.63%, 1/15/20 (a)	44,960	50,917,200
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (c)(d)	1,115	–
The Unique Pub Finance Co. Plc:
Series A3, 6.54%, 3/30/21	GBP 1,900	2,947,579
Series A4, 5.66%, 6/30/27	5,250	7,441,033

		181,196,491

Road & Rail – 0.4%
HDTFS, Inc.:
5.88%, 10/15/20 (a)	USD 2,950	3,082,750
6.25%, 10/15/22 (a)	7,780	8,285,700
The Hertz Corp.:
7.50%, 10/15/18	5,615	6,204,575
6.75%, 4/15/19 (a)	7,060	7,704,225
7.38%, 1/15/21	11,745	12,919,500

		38,196,750

Semiconductors & Semiconductor Equipment – 0.2%
Micron Technology, Inc., Series C, 2.38%, 5/01/32 (a)(f)	9,070	8,741,213
Spansion LLC, 7.88%, 11/15/17	8,389	8,556,780

		17,297,993

Software – 3.7%
Epicor Software Corp., 8.63%, 5/01/19	10,830	11,371,500
Equinix, Inc., 7.00%, 7/15/21	6,020	6,682,200
First Data Corp.:
7.38%, 6/15/19 (a)	41,475	42,926,625
8.88%, 8/15/20 (a)	1,625	1,771,250
6.75%, 11/01/20 (a)	54,015	54,555,150
8.25%, 1/15/21 (a)	21,618	21,618,000
12.63%, 1/15/21	23,221	24,440,103
IMS Health, Inc.:
12.50%, 3/01/18 (a)	35,125	42,501,250
6.00%, 11/01/20 (a)	8,779	9,196,003
Infor US, Inc.:
9.38%, 4/01/19	50,480	56,663,800
10.00%, 4/01/19	EUR 2,080	3,074,974

Corporate Bonds	Par (000)	Value

Software (concluded)
Interactive Data Corp., 10.25%, 8/01/18	USD 21,800	$24,525,000
Nuance Communications, Inc., 5.38%, 8/15/20 (a)	12,535	13,099,075
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (a)	14,840	15,990,100
SunGard Data Systems, Inc.:
7.38%, 11/15/18	8,810	9,437,713
6.63%, 11/01/19 (a)	27,630	28,251,675

		366,104,418

Specialty Retail – 1.9%
Asbury Automotive Group, Inc., 8.38%, 11/15/20	6,955	7,720,050
Claire’s Stores, Inc., 9.00%, 3/15/19 (a)	13,941	14,951,723
Dufry Finance SCA, 5.50%, 10/15/20 (a)	8,709	9,013,815
House of Fraser Funding Plc:
8.88%, 8/15/18	GBP 8,814	15,033,871
8.88%, 8/15/18 (a)	5,639	9,618,335
J Crew Group, Inc., 8.13%, 3/01/19	USD 6,251	6,610,433
Limited Brands, Inc., 5.63%, 2/15/22	8,775	9,542,813
Michaels Stores, Inc., 7.75%, 11/01/18 (a)	6,036	6,624,510
New Academy Finance Co. LLC/New Academy
Finance Corp., 8.00%, 6/15/18 (a)(g)	5,174	5,238,675
Party City Holdings, Inc., 8.88%, 8/01/20 (a)	22,551	24,185,947
Penske Automotive Group, Inc., 5.75%, 10/01/22 (a)	13,665	14,074,950
Punch Taverns Finance B Ltd.:
Series A6, 5.94%, 12/30/24	GBP 321	458,877
Series A7, 4.77%, 6/30/33	1,102	1,575,148
QVC, Inc.:
7.13%, 4/15/17 (a)	USD 4,525	4,745,295
7.50%, 10/01/19 (a)	12,930	14,265,915
7.38%, 10/15/20 (a)	7,931	8,824,324
5.13%, 7/02/22 (a)	7,357	7,711,504
RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.25%, 2/01/21	10,542	11,886,105
Sally Holdings LLC/Sally Capital, Inc.:
6.88%, 11/15/19	4,755	5,254,275
5.75%, 6/01/22	5,964	6,470,940
Sonic Automotive, Inc., 9.00%, 3/15/18	5,100	5,597,250

		189,404,755

Textiles, Apparel & Luxury Goods – 0.2%
Levi Strauss & Co.:
7.75%, 5/15/18	EUR 2,189	3,106,092
6.88%, 5/01/22	USD 2,810	3,013,725
PVH Corp.:
7.38%, 5/15/20	2,575	2,887,219
4.50%, 12/15/22	5,651	5,707,510

		14,714,546

Trading Companies & Distributors – 1.2%
Aircastle Ltd., 6.75%, 4/15/17	7,215	7,720,050
Ashtead Capital, Inc., 6.50%, 7/15/22 (a)	14,125	15,325,625
H&E Equipment Services, Inc., 7.00%, 9/01/22 (a)	9,760	10,394,400
United Rentals North America, Inc.:
5.75%, 7/15/18 (a)	8,917	9,608,067
7.38%, 5/15/20 (a)	7,895	8,664,763
7.63%, 4/15/22 (a)	52,451	58,613,993
6.13%, 6/15/23	6,335	6,683,425

		117,010,323

Transportation Infrastructure – 0.1%
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR 8,832	12,421,457

	BLACKROCK FUNDS II	DECEMBER 31, 2012
26

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Wireless Telecommunication Services – 2.8%
Cricket Communications, Inc.:
7.75%, 5/15/16	USD 9,550	$10,111,063
7.75%, 10/15/20	9,358	9,545,160
Crown Castle International Corp., 5.25%, 1/15/23 (a)	27,505	29,430,350
Digicel Group Ltd.:
10.50%, 4/15/18 (a)	5,119	5,630,900
8.25%, 9/30/20 (a)	28,075	30,882,500
Digicel Ltd., 8.25%, 9/01/17 (a)	14,891	15,933,370
MetroPCS Wireless, Inc., 6.63%, 11/15/20	16,435	17,462,187
NII Capital Corp., 7.63%, 4/01/21	6,022	4,561,665
Phones4u Finance Plc:
9.50%, 4/01/18	GBP 8,832	14,992,838
9.50%, 4/01/18 (a)	6,510	11,051,107
Sprint Nextel Corp.:
9.00%, 11/15/18 (a)	USD 59,368	73,319,480
7.00%, 3/01/20 (a)	49,125	57,107,813

		280,028,433

Total Corporate Bonds – 74.8%		7,423,260,647

Floating Rate Loan Interests (e)	Par (000)	Value

Advertising – 0.0%
Affinion Group, Inc., Tranche B Term Loan, 6.50%, 7/16/15	1,059	969,690

Aerospace & Defense – 0.4%
Hamilton Sundstrand Corp., Bridge Loan, 9.25%, 9/25/13	48,140	481
Sequa Corp., Term Loan B, 5.25%, 5/01/17	19,490	19,593,492
Silver II Borrower SCA (Silver II U.S. Holdings LLC), Term Loan B, 5.25%, 11/08/19	21,575	21,763,781

		41,357,754

Airlines – 0.2%
AWAS Finance Luxembourg S.à.r.l., Loan, 5.25%, 6/10/16	5,795	5,845,501
Delta Air Lines, Inc., Term Loan, 3.56%, 9/16/15	2,147	2,007,353
Genesee & Wyoming, Inc., Term Loan, 3.50%, 9/29/17	11,245	11,230,944

		19,083,798

Auto Components – 0.3%
Federal-Mogul Corp.:
Tranche B Term Loan, 2.15%, 12/29/14	28,325	26,023,873
Tranche C Term Loan, 2.15%, 12/28/15	6,408	5,887,497
The Goodyear Tire & Rubber Co., Loan (Second Lien), 4.75%, 4/30/19	2,805	2,820,343

		34,731,713

Building Products – 0.3%
Hupah Finance, Inc., Initial Term Loan, 6.25%, 1/21/19	16,853	17,021,177
Wilsonart LLC, Initial Term Loan, 5.50%, 10/18/19	13,935	14,022,094

		31,043,271

Capital Markets – 0.3%
American Capital Ltd. (FKA American Capital Strategies Ltd.), Loans, 5.50%, 8/22/16	28,408	28,692,080

Chemicals – 0.5%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18	28,053	27,877,681
Ineos U.S. Finance LLC, Cash Dollar Term Loan, 6.50%, 5/04/18	23,627	23,856,768

Floating Rate Loan Interests (e)	Par (000)	Value

Chemicals (concluded)
Trinseo Materials Operating S.C.A. (FKA Styron S.à.r.l.), Term Loan, 8.00%, 8/02/17	USD 1,469	$1,429,048

		53,163,497

Commercial Services & Supplies – 0.7%
ADS Waste Holdings, Inc., Term Loan B, 5.25%, 9/11/19	14,555	14,718,744
Ceridian Corp., Extended US Term Loan, 5.96%, 5/09/17	1,799	1,794,387
Getty Images, Inc., Term Loan B, 4.75%, 9/12/19	12,925	12,925,000
HD Supply, Inc., Term Loan, 7.25%, 10/12/17	29,736	30,491,453
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/15/18	3,559	3,523,191
Tervita Corp. (FKA CCS Corp.), Series A Term Loan, 6.50%, 11/14/14	4,441	4,441,425

		67,894,200

Diversified Financial Services – 0.9%
GMACM Borrower LLC (RFC Borrower LLC):
Term A-2 Loan, 6.75%, 11/18/13	5,010	5,044,469
Term Loan (DIP), 5.00%, 11/18/13	43,645	43,713,086
Nuveen Investments, Inc.:
Extended First-Lien Term Loan, 5.81%, 5/13/17	3,000	3,011,250
First-Lien Incremental Term Loan, 7.25%, 5/13/17	6,335	6,356,792
New Second-Lien Term Loan, 8.25%, 2/28/19	10,695	10,875,532
Springleaf Financial Funding Co. (FKA American General Finance Corp.), Initial Loan, 5.50%, 5/10/17	15,770	15,665,760

		84,666,889

Diversified Telecommunication Services – 0.8%
Avaya, Inc., Term Loan B5, 8.00%, 3/30/18	4,056	3,980,050
Hawaiian Telcom Communications, Inc., Term B Loan, 7.00%, 2/28/17	5,122	5,214,361
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings Ltd.), Tranche B-1 Term Loan, 4.50%, 4/02/18	37,185	37,471,776
Level 3 Financing, Inc., Term Loan B II, 4.75%, 8/01/19	28,470	28,588,720

		75,254,907

Energy Equipment & Services – 0.3%
Offshore Group Investment Limited (Vantage Delaware Holdings, LLC), Term Loan, 6.25%, 10/05/17	31,995	31,855,182

Food & Staples Retailing – 0.5%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots), Facility B1, 3.49%, 7/09/15	GBP 28,560	45,254,143

Food Products – 0.1%
AdvancePierre Foods, Inc., Term Loan B (First Lien), 5.75%, 6/30/17	USD 7,000	7,070,000

Health Care Equipment & Supplies – 0.1%
Bausch & Lomb, Inc., Parent Term Loan, 5.25%, 5/17/19	10,037	10,109,017

Health Care Providers & Services – 0.2%
Genesis HealthCare Corp., Term Loan, 10.00% - 10.75%, 9/20/17	5,424	5,179,926
Harden Healthcare LLC:
Tranche A Additional Term Loan, 7.75%, 3/02/15	6,055	5,927,809
Tranche A Term Loan, 8.50%, 3/02/15	3,010	2,983,214

BLACKROCK FUNDS II	DECEMBER 31, 2012
27

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (e)	Par (000)	Value

Health Care Providers & Services (concluded)
LHP Operations Co. LLC, Term Loan B, 9.00%, 7/03/18	USD 7,582	$7,638,764

		21,729,713

Hotels, Restaurants & Leisure – 2.8%
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.):
Term B-1 Loan, 3.21%, 1/28/15	13,494	13,265,264
Term B-2 Loan, 3.21%, 1/28/15	10,230	10,056,908
Term B-3 Loan, 3.21% - 3.31%, 1/28/15	2,519	2,476,081
Term B-4 Loan, 9.50%, 10/31/16	4,968	5,026,412
Harrah’s Las Vegas Propco LLC, Senior Loan, 3.21%, 2/13/13	185,804	164,807,705
MGM Resorts International (MGM Grand Detroit LLC), Term Loan B, 4.25%, 12/27/19	41,695	42,101,526
NP Opco LLC, Term Loan B, 5.50%, 9/15/19	33,042	33,217,641
Stockbridge/SBE Holdings, Term Loan B, 13.00%, 5/02/17	3,595	3,577,025
Travelport Holdings Ltd.:
Extended Tranche A Loan, 6.31%, 12/01/16 (g)	2,869	860,677
Extended Tranche B Loan, 13.81%, 12/01/16 (g)	9,427	942,750

		276,331,989

Independent Power Producers & Energy Traders – 0.5%
Calpine Corp., Term Loan, 4.50%, 4/01/18	5,721	5,769,971
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 8/05/16	45,229	46,957,052
NRG Energy, Inc., Bridge Loan, 3.12%, 11/07/13	112,470	11

		52,727,034

Insurance – 0.1%
Alliant Insurance Services, Inc., Term Loan B, 5.00%, 12/03/19	11,355	11,366,355

Internet Software & Services – 0.6%
Zayo Group LLC/Zayo Capital, Inc., Term Loan, 5.25%, 7/02/19	60,229	60,887,460

Life Sciences Tools & Services – 0.1%
Patheon, Inc., Term Loan B-2, 7.25%, 12/03/19	6,910	6,875,450
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), Term Loan, 6.25%, 12/05/18	6,914	7,016,827

		13,892,277

Machinery – 0.6%
Rexnord LLC/RBS Global, Inc., Term B Loan Refinancing, 4.50%, 4/01/18	11,522	11,603,508
Schaeffler AG, Term Loan C2, 6.00%, 1/27/17	45,170	45,515,099

		57,118,607

Media – 0.9%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Term Loan, 2.72%, 7/03/14	7,822	6,160,031
Cequel Communications LLC, Term Loan, 4.00%, 2/14/19	9,483	9,520,986
Clear Channel Communications, Inc.:
Tranche B Term Loan, 3.86%, 1/29/16	32,678	26,934,055
Tranche C Term Loan, 3.86%, 1/29/16	11,380	9,154,853
Eastman Kodak Co., Term Loan (DIP), 8.50%, 7/20/13	15,441	15,445,165
MTL Publishing LLC (EMI Music Publishing Group North America Holdings, Inc.), Term B Loan, 5.50%, 6/29/18	8,781	8,879,660
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 5.75%, 6/06/19	10,204	10,200,562

Floating Rate Loan Interests (e)	Par (000)	Value

Media (concluded)
Univision Communications, Inc., Extended First-Lien Term Loan, 4.46%, 3/31/17	USD 6,420	$6,308,298

		92,603,610

Metals & Mining – 1.0%
Constellium Holdco BV, Initial Term Loan, 9.25%, 5/25/18	13,059	13,059,375
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Term Loan, 5.25%, 10/04/17	74,508	75,067,074
Walter Energy, Inc. (FKA Walter Industries, Inc.), B Term Loan, 5.75%, 4/02/18	8,414	8,452,577

		96,579,026

Multiline Retail – 0.1%
Hema Holding BV, Facility (Mezzanine), 3.61% - 5.00%, 7/05/17 (g)	EUR 9,180	10,686,994

Oil, Gas & Consumable Fuels – 1.4%
Chesapeake Energy Corp., Loan, 5.75%, 12/02/17	USD 54,625	54,638,656
Dynegy Power LLC, Term Loan, 9.25%, 8/05/16	55,269	57,686,582
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15	7,745	7,822,951
Samson Resources Corp., Term Loan B, 6.00%, 9/25/18	7,350	7,414,313
Tervita Corp. (FKA CCS Corp.), Term Loan, 3.21%, 11/14/14	6,525	6,418,917

		133,981,419

Paper & Forest Products – 0.1%
Verso Paper Finance Holdings LLC, Loan, 6.56% - 7.31%, 2/01/13	20,052	10,026,161

Pharmaceuticals – 0.1%
Aptalis Pharma, Inc. (FKA Axcan Intermediate Holdings, Inc.), Term B-1 Loan, 5.50%, 2/10/17	8,134	8,167,919
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Consolidated Term Loan, 7.50%, 8/04/16	2,806	2,722,204
Term B-3 Loan, 7.75%, 5/15/18	1,163	1,134,121

		12,024,244

Real Estate Investment Trusts (REITs) – 0.2%
iStar Financial, Inc., Loan, 5.75%, 10/08/17	22,649	22,800,469

Real Estate Management & Development – 0.4%
Realogy Corp.:
Extended First-Lien Term Loan, 4.46%, 10/10/16	33,810	33,880,783
Extended Synthetic Commitment, 0.06% - 4.40%, 10/10/16	2,796	2,801,791

		36,682,574

Software – 0.8%
First Data Corp.:
2018 Dollar Term Loan, 4.21%, 3/26/18	15,635	14,851,530
Term Loan B-3, 5.21%, 9/30/18	4,725	4,627,145
Infor US, Inc. (FKA Lawson Software, Inc.), Term Loan B2, 5.25%, 4/05/18	30,820	31,073,353
Interactive Data Corp., Term B Loan, 4.50%, 2/11/18	11,024	11,067,538
Kronos, Inc., Term Loan C, 9.75%, 4/23/20	17,205	17,176,268
Sabre, Inc., Non-Extended Initial Term Loan, 2.21%, 9/30/14	655	653,773

		79,449,607

Specialty Retail – 0.2%
Party City Holdings, Inc., Term Loan, 5.75%, 7/27/19	18,893	19,084,410

	BLACKROCK FUNDS II	DECEMBER 31, 2012
28

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (e)	Par (000)	Value

Textiles, Apparel & Luxury Goods – 0.1%
EB Sports Corp., Term Loan, 11.50%, 12/31/15 (g)	USD 7,611	$7,572,515

Wireless Telecommunication Services – 0.6%
Vodafone Americas Finance 2, Inc.:
Initial Loan, 6.88%, 8/11/15 (g)	39,317	40,103,568
New Series A Loan, 6.25%, 7/11/16 (g)	15,263	15,682,219

		55,785,787

Total Floating Rate Loan Interests – 16.2%		1,602,476,392

Foreign Agency Obligations – 0.0%	Par (000)	Value

Eksportfinans ASA, 0.66%, 4/05/13 (e)	2,042	2,032,352

Investment Companies	Shares	Value

ING Prime Rate Trust	245,129	1,522,251
Uranium Participation Corp. (c)	1,150,920	6,248,083

Total Investment Companies – 0.1%		7,770,334

Other Interests (i)	Beneficial Interest (000)	Value

Auto Components – 0.0%
Lear Corp., Escrow (c)(d)	USD 7,955	84,522
Lear Corp., Escrow (c)(d)	7,495	79,634

		164,156

Capital Markets – 0.1%
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(d)	9,030	2,110,775
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(d)	5,675	1,326,531
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(d)	5,500	1,271,875
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(d)	2,520	589,050
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(d)	1,000	231,250

		5,529,481

Electric Utilities – 0.0%
Mirant America Corp., Escrow (c)(d)	3,270	–
Mirant America, Inc., Escrow (c)(d)	1,880	–
Mirant Americas Generation LLC, Escrow (c)(d)	1,215	–

		–

Hotels, Restaurants & Leisure – 0.0%
Buffets Restaurants Holdings, Inc., Escrow (c)	3,925	–

Household Durables – 0.4%
Richland-Stryker Generation LLC (c)(j)	10,488	12,664,572
Stanley-Martin, Class B Membership Units (c)	20	27,203,610

		39,868,182

Media – 0.0%
Adelphia Communications Corp., Escrow (c)(d)	27,425	3
Adelphia Communications Corp., Escrow (c)(d)	800	5,200
Adelphia Communications Corp., Escrow (c)(d)	325	2,113
Century Communications, Escrow (c)(d)	625	6,250

		13,566

Other Interests (i)	Beneficial Interest (000)	Value

Oil, Gas & Consumable Fuels – 0.0%
Post Oak Crown IV LLC (c)	USD 1,250	$2,014,000

Total Other Interests – 0.5%		47,589,385

Preferred Securities

Capital Trusts	Par (000)	Value

Insurance – 0.2%
American General Institutional Capital A, 7.57%, 12/01/45 (a)	10,310	12,217,350
Genworth Financial, Inc., 6.15%, 11/15/66 (e)	15,780	11,716,650

		23,934,000

Total Capital Trusts – 0.2%		23,934,000

Preferred Stocks	Shares	Value

Auto Components – 0.5%
Dana Holding Corp., 4.00% (a)	326,201	42,813,881

Commercial Banks – 0.0%
Royal Bank of Scotland Group Plc, 7.25%	84,000	2,008,440

Diversified Financial Services – 0.8%
Ally Financial, Inc., 7.00% (a)	77,419	76,037,559

Real Estate Investment Trusts (REITs) – 0.0%
MPG Office Trust, Inc., Series A, 7.63%	140,888	2,971,328

Thrifts & Mortgage Finance – 0.0%
Fannie Mae, 7.00%	370,000	1,006,400
Freddie Mac, 8.38%	990,611	1,733,569

		2,739,969

Total Preferred Stocks – 1.3%		126,571,177

Trust Preferreds	Shares	Value

Diversified Financial Services – 1.2%
GMAC Capital Trust I, 8.13%, 2/15/40	4,311,630	114,904,940

Total Preferred Securities – 2.7%		265,410,117

Warrants (k)	Shares	Value

Diversified Financial Services – 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)	3,811	–

Health Care Providers & Services – 0.0%
HealthSouth Corp. (Expires 1/16/14)	253,521	–

Hotels, Restaurants & Leisure – 0.0%
BLB Worldwide Holdings, Inc. (Expires 11/08/17)	500	50,000

Media – 0.0%
Charter Communications, Inc., Class A (Expires 11/30/14)	74,775	2,285,124

BLACKROCK FUNDS II	DECEMBER 31, 2012
29

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Warrants (k)	Shares	Value

Media (concluded)
HMH Holdings (Education Media) (Expires 6/22/19)	11,931	–

		$2,285,124

Metals & Mining – 0.1%
Peninsula Energy Ltd. (j)	78,447,216	815
Peninsula Energy Ltd. (Expires 12/31/15) (j)	132,804,617	2,864,284

		2,865,099

Total Warrants – 0.1%		5,200,223

Total Long-Term Investments (Cost – $9,506,325,208) – 99.2%		9,839,325,504

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (l)(m)	250,040,416	$250,040,416

Total Short-Term Securities (Cost – $250,040,416) – 2.5%		250,040,416

Options Purchased		Value

(Cost – $104,182) – 0.0%		1

Total Investments
(Cost – $9,756,469,806*) – 101.7%		10,089,365,921
Liabilities in Excess of Other Assets – (1.7)%		(166,707,104)

Net Assets – 100.0%		$9,922,658,817

Notes to Consolidated Schedule of Investments

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$9,770,930,350

Gross unrealized appreciation	$519,027,692
Gross unrealized depreciation	(200,592,121)

Net unrealized appreciation	$318,435,571

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	Non-income producing security.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	Variable rate security. Rate shown is as of report date.
(f)	Convertible security.
(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date. (i) Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)	Investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Par Held at September 30, 2012	Shares/Par Purchased	Shares/Par Sold	Shares/Par Held at December 31, 2012	Value Held at December 31, 2012

Peninsula Energy Ltd.	–	255,393,495	–	255,393,495	$10,741,103
Peninsula Energy Ltd.	–	$19,200,000	–	$19,200,000	$19,200,000
Peninsula Energy Ltd., Warrants	–	78,447,216	–	78,447,216	$815
Peninsula Energy Ltd., Warrants (Expires 12/31/15)	–	132,804,617	–	132,804,617	$2,864,284
Richard-Stryker Generation LLC	10,487,500	–	–	10,487,500	$12,664,572

(k)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(l)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Net Activity	Shares Held at December 31, 2012	Income	Realized Gain

BlackRock Liquidity Funds, TempFund, Institutional Class	211,929,286	38,111,130	250,040,416	$76,467	$2,844

(m)	Represents the current yield as of report date.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

	BLACKROCK FUNDS II	DECEMBER 31, 2012
30

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

—	Foreign currency exchange contracts as of December 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

GBP	4,108,000	USD	6,673,052	UBS AG	1/16/13	$(95)
USD	10,752,871	AUD	10,216,000	Bank of New York Mellon Corp.	1/16/13	157,446
USD	5,659,757	AUD	5,568,500	UBS AG	1/16/13	(115,559)
USD	4,117,293	CAD	4,067,000	Royal Bank of Scotland Group Plc	1/16/13	30,056
USD	39,786,903	CAD	38,910,000	UBS AG	1/16/13	683,293
USD	7,492,198	GBP	4,680,000	Citigroup, Inc.	1/16/13	(109,905)
USD	1,600,901	GBP	1,000,000	Citigroup, Inc.	1/16/13	(23,480)
USD	432,988	GBP	270,000	Citigroup, Inc.	1/16/13	(5,594)
USD	818,615	GBP	507,000	Citigroup, Inc.	1/16/13	(4,946)
USD	172,423,216	GBP	107,573,500	Goldman Sachs Group, Inc.	1/16/13	(2,317,133)
USD	3,903,943	GBP	2,450,000	JPMorgan Chase & Co.	1/16/13	(75,791)
USD	1,607,243	GBP	1,000,000	JPMorgan Chase & Co.	1/16/13	(17,138)
USD	2,563,759	GBP	1,610,000	Royal Bank of Scotland Group Plc	1/16/13	(51,494)
USD	1,377,582	GBP	865,000	Royal Bank of Scotland Group Plc	1/16/13	(27,508)
USD	1,115,484	GBP	700,000	Royal Bank of Scotland Group Plc	1/16/13	(21,583)
USD	6,044,358	GBP	3,801,000	UBS AG	1/16/13	(129,914)
USD	5,035,412	GBP	3,171,000	UBS AG	1/16/13	(115,501)
USD	6,464,390	GBP	4,030,000	UBS AG	1/16/13	(81,865)
USD	2,124,973	GBP	1,341,000	UBS AG	1/16/13	(53,322)
USD	5,634,972	GBP	3,500,000	UBS AG	1/16/13	(50,362)
USD	2,137,011	GBP	1,330,000	UBS AG	1/16/13	(23,416)
USD	48,207	GBP	30,000	UBS AG	1/16/13	(524)
EUR	25,444,000	USD	32,337,543	Bank of New York Mellon Corp.	1/23/13	1,254,264
EUR	4,298,000	USD	5,479,954	Citigroup, Inc.	1/23/13	194,373
EUR	966,000	USD	1,238,896	UBS AG	1/23/13	36,441
EUR	4,243,000	USD	5,443,387	UBS AG	1/23/13	158,328
USD	4,918,259	EUR	3,730,000	Citigroup, Inc.	1/23/13	(6,181)
USD	529,188,738	EUR	403,529,000	UBS AG	1/23/13	(3,560,370)
USD	18,942,649	EUR	14,590,000	UBS AG	1/23/13	(319,435)
USD	4,546,651	EUR	3,500,000	UBS AG	1/23/13	(74,137)
USD	19,763,550	EUR	15,000,000	UBS AG	1/23/13	(39,826)

Total						$(4,710,878)

—	Over-the-counter options purchased as of December 31, 2012 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value

Marsico Parent Superholdco LLC	Goldman Sachs Group, Inc.	Call	USD 942.86	12/14/19	107	$1

—	Credit default swaps - buy protection outstanding as of December 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation

Israel Government	1.00%	Deutsche Bank AG	3/20/17	USD 11,550	$(461,701)
State of Israel	1.00%	Deutsche Bank AG	3/20/17	USD 3,845	(151,359)
K Hovnanian Enterprises, Inc.	5.00%	Credit Suisse Group AG	9/20/17	USD 1,822	(51,405)
K Hovnanian Enterprises, Inc.	5.00%	Deutsche Bank AG	9/20/17	USD 720	(19,463)
K Hovnanian Enterprises, Inc.	5.00%	JPMorgan Chase & Co.	9/20/17	USD 800	(22,571)

BLACKROCK FUNDS II	DECEMBER 31, 2012
31

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

—	Credit default swaps – buy protection outstanding as of December 31, 2012 were as follows: (concluded)

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation

Beazer Homes USA, Inc.	5.00%	Bank of America Corp.	12/20/17	USD 2,785	$(39,593)

Beazer Homes USA, Inc.	5.00%	Barclays Plc	12/20/17	USD 3,100	(18,085)

Beazer Homes USA, Inc.	5.00%	JPMorgan Chase & Co.	12/20/17	USD 2,545	(11,374)

Total					$(775,551)

—	Credit default swaps - sold protection outstanding as of December 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)

Air Lease Corp.	5.00%	Goldman Sachs Group, Inc.	2/14/13	Not Rated	USD 12,300	$93,096

CIT Group, Inc.	5.00%	Deutsche Bank AG	9/20/15	BB-	USD 55,700	7,649,661

Realogy Corp.	5.00%	JPMorgan Chase & Co.	9/20/15	CCC+	USD 5,000	520,740

Caesars Entertainment Operating Co., Inc.	5.00%	Citigroup, Inc.	12/20/15	CCC	USD 5,240	280,774

Caesars Entertainment Operating Co., Inc.	5.00%	Citigroup, Inc.	12/20/15	CCC	USD 2,555	50,907

Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	USD 9,176	867,220

Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	USD 8,505	299,097

Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	USD 2,126	95,593

ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	3/20/16	B	USD 2,000	156,109

ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	3/20/16	B	USD 1,500	91,969

Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD 3,718	(40,928)

Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD 3,718	(40,928)

ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B	USD 5,275	382,131

ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B	USD 5,275	341,433

ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B	USD 1,000	83,434

ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B	USD 1,000	78,378

ARAMARK Corp.	5.00%	Credit Suisse Group AG	9/20/16	B	USD 2,600	287,225

Community Health Systems, Inc.	5.00%	BNP Paribas SA	9/20/16	Not Rated	USD 2,000	316,588

Crown Castle International Corp.	7.25%	Deutsche Bank AG	3/20/17	B-	USD 11,410	1,871,414

Ford Motor Co.	5.00%	Deutsche Bank AG	3/20/17	BB+	USD 35,000	3,155,045

The Hertz Corp.	5.00%	Citigroup, Inc.	3/20/17	B	USD 5,000	628,926

The Hertz Corp.	5.00%	Citigroup, Inc.	6/20/17	B	USD 4,705	319,632

CCO Holdings LLC/CCO Holdings Capital Corp.	8.00%	Deutsche Bank AG	9/20/17	BB-	USD 16,770	3,802,460

Level 3 Communications, Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/19	CCC	USD 14,000	730,024

Total						$22,020,000

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Total return swaps outstanding as of December 31, 2012 were as follows:

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation

iBoxx US Dollar Liquid High Yield Index	3-month LIBOR[1]	JPMorgan Chase & Co.	3/20/13	USD 100,000	$4,989,831

[1]	Fund pays the fixed rate and receives the total return of the reference entity.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

	BLACKROCK FUNDS II	DECEMBER 31, 2012
32

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	–	$ 3,294,500	$ 3,294,500
Collateralized Debt Obligations	–	–	4,480,295	4,480,295
Common Stocks	$411,525,902	$ 3,808,162	62,477,195	477,811,259
Corporate Bonds	–	7,329,311,272	93,949,375	7,423,260,647
Floating Rate Loan Interests	–	1,424,234,799	178,241,593	1,602,476,392
Foreign Agency Obligations	–	2,032,352	–	2,032,352
Investment Companies	7,770,334	–	–	7,770,334
Other Interests	–	5,536,794	42,052,591	47,589,385
Preferred Securities	241,476,117	23,934,000	–	265,410,117
Warrants	5,199,408	–	815	5,200,223
Short-Term Securities	250,040,416	–	–	250,040,416
Options Purchased:
Equity Contracts	–	1	–	1

Total	$916,012,177	$8,788,857,380	$384,496,364	$10,089,365,921

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$ 18,299,396	$ 3,802,460	$ 22,101,856
Foreign currency exchange contracts	–	2,514,201	–	2,514,201
Other risk contracts	–	4,989,831	–	4,989,831
Liabilities:
Credit contracts	–	(857,407)	–	(857,407)
Foreign currency exchange contracts	–	(7,225,079)	–	(7,225,079)

Total	–	$ 17,720,942	$ 3,802,460	$ 21,523,402

[1]     Derivative financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency at value	$ 8,720,483	–	–	$ 8,720,483
Cash pledged as collateral for financial futures contracts	800,000	–	–	800,000
Cash pledged as collateral for swap contracts	2,300,000	–	–	2,300,000
Liabilities:
Bank overdraft	–	$ (1,384,403)	–	(1,384,403)
Cash received as collateral for swap contracts	–	(14,800,000)	–	(14,800,000)

Total	$ 11,820,483	$ (16,184,403)	–	$ (4,363,920)

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2012.

BLACKROCK FUNDS II	DECEMBER 31, 2012
33

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Certain of the Fund’s investments and derivative financial instruments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments and derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Collateralized Debt Obligations	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total

Assets:
Opening Balance, as of September 30, 2012	$2,523,287	$4,232,857	$55,364,905	$39,071,510	$207,151,274	$37,615,025	–	$345,958,858
Transfers into Level 3[1]	–	–	146,296	–	3,570,131	–	–	3,716,427
Transfers out of Level 3[1]	–	–	–	–	(35,676,168)	–	–	(35,676,168)
Accrued discounts/premiums	15,257	15,274	–	(50,430)	881,185	–	–	861,286
Net realized gain (loss)	–	–	–	–	(256,732)	–	–	(256,732)
Net change in unrealized appreciation/depreciation[2]	755,956	232,164	3,223,083	(2,406,603)	(259,920)	4,437,566	$807	5,983,053
Purchases	–	–	3,742,911	57,627,361	18,099,713	–	8	79,469,993
Sales	–	–	–	(292,463)	(15,267,890)	–	–	(15,560,353)

Closing Balance, as of December 31, 2012	$3,294,500	$4,480,295	$62,623,491	$93,949,375	$178,241,593	$42,052,591	$815	$384,496,364

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[2]	The change in unrealized appreciation/depreciation on investments still held as of December 31, 2012 was $5,625,625.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

	Equity Contracts		Credit Contracts
	Assets	Liabilities	Assets	Liabilities	Total

Opening Balance, as of September 30, 2012	$ 1	–	–	$9,740,165	$9,740,166
Transfers into Level 3[3]	–	–	–	–	–
Transfers out of Level 3[3]	(1)	–	–	(7,888,704)	(7,888,705)
Accrued discounts/premiums	–	–	–	–	–
Net realized gain (loss)	–	–	–	–	–
Net change in unrealized appreciation/depreciation[4]	–	–	–	1,950,999	1,950,999
Purchases	–	–	–	–	–
Issues[5]	–	–	–	–	–
Sales	–	–	–	–	–
Settlements[6]	–	–	–	–	–

Closing Balance, as of December 31, 2012	–	–	–	$3,802,460	$3,802,460

[3]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[4]	The change in unrealized appreciation/depreciation on swaps still held as of December 31, 2012 was $1,950,999.

[5]	Issues represent upfront cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

	BLACKROCK FUNDS II	DECEMBER 31, 2012
34

Consolidated Schedule of Investments (concluded)	BlackRock High Yield Bond Portfolio

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments and derivative financial instruments as of December 31, 2012. The table does not include Level 3 investments and derivative financial instruments with values derived utilizing third party pricing information without adjustment for which such inputs are unobservable. A significant change in third party pricing information could result in a significantly lower or higher value of such Level 3 investments. The value of Level 3 investments derived using third party pricing information is $175,683,611.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized
Assets:
Collateralized Debt Obligations	$680,295	Cost[2]	N/A	–
Common Stocks	62,465,938	Market Comparable Companies	EBITDA Multiple	6.56x
			Enterprise Value Multiple	0.51x
		Restructure Terms[3]	N/A	–
Corporate Bonds	86,642,261	Cost[2]	N/A	–
		Discounted Cash Flows	Yield	12.00%
		Market Comparable Companies	Yield	12.10%
Floating Rate Loan Interests	20,944,537	Cost[2]	N/A	–
		Market Comparable Companies	Illiquidity Discount	50.00%
			Yield	9.50%
Other Interests	41,882,182	Discounted Cash Flows	Yield	19.00%
		Market Comparable Companies	EBITDA Multiple	6.0x
			Oil Equivalent Paid - Proven Reserves	$15/bbl
			Oil Equivalent Paid - Daily Oil and Gas Production	$125,000/bbl
			Tangible Book Value Multiple	1.90x
		Unrisked PV-10 Methodology	Probable Reserves	$145.7mm
Total	$212,615,213

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Enterprise Value Multiple	Increase	Decrease
Illiquidity Discount	Decrease	Increase
Oil Equivalent Paid – Proven Reserves	Increase	Decrease
Oil Equivalent Paid – Daily Oil and Gas Production	Increase	Decrease
Probable Reserves	Increase	Decrease
Tangible Book Value Multiple	Increase	Decrease
Yield	Decrease	Increase

[2]

The Fund fair values certain of its Level 3 investments using prior transaction prices (acquisition cost), although the transaction may not have occurred during the current reporting period. In such cases, these investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

[3]	Investment is valued based on the company’s financial restructuring plan.

BLACKROCK FUNDS II	DECEMBER 31, 2012
35

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities – 0.0%	Par (000)	Value

Bear Stearns Asset-Backed Securities Trust,
Series 2007-2, Class A1, 0.40%,
1/25/47 (a)	USD 100	$98,676

Corporate Bonds	Par (000)	Value

Banks – 0.0%
International Bank for Reconstruction &
Development, 2.79%, 12/10/13 (a)	265	265,806

Diversified Financial Services – 0.1%
The Bear Stearns Cos. LLC, 3.79%, 3/10/14 (a)	340	346,321
Citigroup Funding, Inc., 3.24%, 5/28/13 (a)	5,491	5,452,014

		5,798,335

Total Corporate Bonds – 0.1%		6,064,141

Foreign Government Obligations	Par (000)	Value

Germany – 2.3%
Deutsche Bundesrepublik Inflation Linked Bond,
1.50%, 4/15/16	EUR 73,490	121,332,581

Greece – 0.0%
Hellenic Republic, 16.46%, 10/15/42 (b)	4,550	40,855

Italy – 2.6%
Buoni Poliennali Del Tesoro:
2.15%, 9/15/14	7,285	11,887,324
2.10%, 9/15/16	88,630	125,572,084

		137,459,408

Total Foreign Government Obligations – 4.9%		258,832,844

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Collateralized Mortgage Obligations – 0.4%
GSMPS Mortgage Loan Trust, Series 2005-RP2,
Class 1AF, 0.56%, 3/25/35 (a)(c)	USD 14,658	12,273,744
Luminent Mortgage Trust, Series 2007-2,
Class 1A2, 0.49%, 5/25/37 (a)	16,911	10,202,443

		22,476,187

Commercial Mortgage-Backed Securities – 0.3%
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4, 5.79%,
8/10/45 (a)(d)	12,000	13,834,872

Total Non-Agency Mortgage-Backed
Securities – 0.7%		36,311,059

U.S. Government Sponsored Agency Securities	Par (000)	Value

Mortgage-Backed Securities – 0.0%
Fannie Mae Mortgage-Backed Securities,
2.62%, 6/01/34 (a)	115	121,079

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bonds, 2.75%, 8/15/42- 11/15/42	40,530	39,096,354

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Inflation Indexed Bonds:
2.38%, 1/15/25-1/15/27	USD 386,806	$524,695,731
2.00%, 1/15/26	53,006	69,511,234
1.75%, 1/15/28 (e)	142,736	184,763,442
3.63%, 4/15/28 (e)	146,082	231,559,613
2.50%, 1/15/29 (f)	110,247	157,238,404
3.88%, 4/15/29 (e)	175,478	290,850,442
3.38%, 4/15/32	17,168	28,295,431
2.13%, 2/15/40-2/15/41 (f)	230,154	338,900,514
0.75%, 2/15/42	201,639	220,837,637
U.S. Treasury Inflation Indexed Notes:
0.63%, 4/15/13-7/15/21	172,111	186,879,307
1.88%, 7/15/13-7/15/19	263,239	276,397,114
2.00%, 1/15/14-1/15/16	196,193	207,170,938
1.25%, 4/15/14-7/15/20	174,732	180,465,857
1.63%, 1/15/15-1/15/18	55,835	59,394,101
0.50%, 4/15/15	317,201	330,972,877
0.13%, 4/15/16-7/15/22 (d)	890,136	948,612,472
2.50%, 7/15/16	126,573	145,458,339
2.63%, 7/15/17	863	1,033,802
2.13%, 1/15/19	60,229	73,126,012
1.38%, 1/15/20	120,814	143,208,909
1.13%, 1/15/21	71,314	83,760,214
U.S. Treasury Notes:
0.88%, 4/30/17	32,865	33,268,122
1.63%, 11/15/22	29,755	29,429,540

Total U.S. Treasury Obligations – 90.5%		4,784,926,406

Total Long-Term Investments
(Cost – $4,626,786,515) – 96.2%		5,086,354,205

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.11% (g)(h)	251,568,274	251,568,274

Total Short-Term Securities
(Cost – $251,568,274) – 4.8%		251,568,274

Options Purchased		Value

(Cost – $13,059,662) – 0.2%		10,887,792

Total Investments Before Options Written
(Cost – $4,891,414,451*) – 101.2%		5,348,810,271

Options Written		Value

(Premiums Received – $ 16,576,937) – (0.4)%		(18,687,540)

Total Investments Net of Options Written – 100.8%		5,330,122,731
Liabilities in Excess of Other Assets – (0.8)%		(44,460,213)

Net Assets – 100.0%		$5,285,662,518

36	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Notes to Schedule of Investments

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,891,524,331

Gross unrealized appreciation	$618,773,908
Gross unrealized depreciation	(161,487,968)

Net unrealized appreciation	$457,285,940

(a)	Variable rate security. Rate shown is as of report date.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(e)	All or a portion of security has been pledged as collateral in connection with swaps.
(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Net Activity	Shares Held at December 31, 2012	Income	Realized Gain

BlackRock Liquidity Funds, TempFund, Institutional Class	11,001,319	240,566,955	251,568,274	$33,758	$1,798

(h)	Represents the current yield as of report date.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—	Reverse repurchase agreements outstanding as of December 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

Credit Suisse Group AG	0.26%	12/04/12	Open	$67,350,000	$67,364,106
Deutsche Bank AG	(0.13%)	12/05/12	Open	12,420,000	12,418,793

Total				$79,770,000	$79,782,899

1Certain agreements have no stated maturity and can be terminated by either party at any time.

—	Financial futures contracts as of December 31, 2012 were as follows:

Contracts Purchased/(Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

1,397	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2013	USD	307,994,844	$75,680
728	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2013	USD	90,573,438	(190,251)
4,984	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2013	USD	661,781,750	(1,417,550)
(473)	Euro-Bund	Eurex	March 2013	USD	(90,928,880)	(754,863)
(198)	Gilt British	London	March 2013	USD	(38,249,748)	125,741
(1,899)	U.S. Treasury Bonds (30 Year)	Chicago Board Options	March 2013	USD	(280,102,500)	4,205,263
(580)	Ultra Treasury Bonds	Chicago Board Options	March 2013	USD	(94,304,375)	1,471,282

Total						$3,515,302

BLACKROCK FUNDS II	DECEMBER 31, 2012
37

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

—	Foreign currency exchange contracts as of December 31, 2012 were as follows

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD 5,236,392	JPY	409,312,000	Deutsche Bank AG	1/16/13	$511,191
USD 84,765,415	EUR	65,315,000	BNP Paribas SA	1/23/13	(1,465,086)
USD 22,449,739	EUR	17,584,000	Goldman Sachs Group, Inc.	1/23/13	(765,099)
USD 33,987,616	EUR	26,000,000	Goldman Sachs Group, Inc.	1/23/13	(338,236)
USD 35,844,117	EUR	27,949,000	JPMorgan Chase & Co.	1/23/13	(1,054,854)
USD 30,798,401	EUR	23,737,000	JPMorgan Chase & Co.	1/23/13	(539,781)
USD 7,960,182	EUR	6,000,000	JPMorgan Chase & Co.	1/23/13	38,831
USD 11,275,286	EUR	8,818,000	UBS AG	1/23/13	(366,459)
USD 17,287,680	EUR	13,360,000	UBS AG	1/23/13	(350,528)
USD 28,744,962	EUR	22,380,000	UBS AG	2/06/13	(805,214)
NOK 75,003,118	AUD	12,790,000	Goldman Sachs Group, Inc.	2/20/13	238,451
USD 59,706,954	JPY	4,889,999,546	UBS AG	2/20/13	3,240,107

Total					$(1,656,677)

—	Inflation indexed caps outstanding as of December 31, 2012 were as follows:

Reference Entity	Fund Pays	Fund Receives	Counterparty	Expiration Date	Notional Amount (000)	Value	Unrealized Appreciation

US Consumer Price Index Urban Consumers NSA (USCPIU)	Maximum of USCPIU minus 1.85% or $0	Upfront premium	Citigroup, Inc.	5/29/13	USD 50,000	$ (21,709)	$128,291
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	Maximum of HICPX for January 2022 divided by HIPCX for January 2012 minus 2.50% or $0	Upfront premium and payment at expiration	Deutsche Bank AG	4/26/22	EUR 14,495	(901,195)	113,455

Total						$ (922,904)	$241,746

—	Exchange-traded options purchased as of December 31, 2012 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

U.S. Treasury Bonds (30 Year)	Put	USD	147.00	1/25/13	699	$819,141

—	Over-the-counter options purchased as of December 31, 2012 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value

USD Currency	Citigroup, Inc.	Call	JPY	100.00	3/28/13	USD	47,725	$7,899
AUD Currency	Deutsche Bank AG	Put	JPY	87.00	1/10/13	AUD	50,850	16,158

Total								$24,057

38	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

—	Over-the-counter interest rate swaptions purchased as of December 31, 2012 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

30-Year Interest Rate Swap	Citigroup, Inc.	Call	2.43%	Receive	3-month LIBOR	1/07/13	USD	72,200	$173
30-Year Interest Rate Swap	Citigroup, Inc.	Call	2.40%	Receive	3-month LIBOR	2/15/13	USD	129,400	233,412
5-Year Interest Rate Swap	JPMorgan Chase & Co.	Call	1.25%	Receive	3-month LIBOR	10/18/13	USD	54,700	716,028
5-Year Interest Rate Swap	Citigroup, Inc.	Call	1.18%	Receive	3-month LIBOR	12/16/13	USD	85,000	856,316
10-Year Interest Rate Swap	Citigroup, Inc.	Put	3.90%	Pay	3-month LIBOR	9/09/13	USD	42,300	31,162
5-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	1.25%	Pay	3-month LIBOR	10/18/13	USD	54,700	410,124
5-Year Interest Rate Swap	Citigroup, Inc.	Put	1.18%	Pay	3-month LIBOR	12/16/13	USD	85,000	956,148
20-Year Interest Rate Swap	Deutsche Bank AG	Put	2.50%	Pay	3-month LIBOR	6/08/22	EUR	43,500	6,841,231

Total									$10,044,594

—	Exchange-traded options written as of December 31, 2012 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value

U.S. Treasury Bonds (30 Year)	Put	USD 144.00	1/25/13	699	$(240,281)

—	Over-the-counter options written as of December 31, 2012 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Notional Amount (000)	Market Value

USD Currency	Goldman Sachs Group, Inc.	Call	JPY 87.00	3/19/13	USD 26,425	$(403,705)

—	Over-the-counter interest rate swaptions written as of December 31, 2012 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

30-Year Interest Rate Swap	Citigroup, Inc.	Call	2.10%	Pay	3-month LIBOR	2/15/13	USD	129,400	$(13,975)
5-Year Interest Rate Swap	JPMorgan Chase & Co.	Call	2.41%	Pay	3-month LIBOR	8/16/13	USD	35,000	(2,312,163)
10-Year Interest Rate Swap	Citigroup, Inc.	Call	2.15%	Pay	3-month LIBOR	9/09/13	USD	42,300	(1,260,895)
5-Year Interest Rate Swap	Royal Bank of Scotland Group Plc	Call	3.90%	Pay	3-month LIBOR	6/09/14	USD	62,500	(7,580,613)
5-Year Interest Rate Swap	Credit Suisse Group AG	Call	1.25%	Pay	3-month LIBOR	6/27/14	USD	30,000	(307,608)
5-Year Interest Rate Swap	Credit Suisse Group AG	Call	1.25%	Pay	3-month LIBOR	8/18/14	USD	119,000	(1,172,198)
5-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	2.41%	Receive	3-month LIBOR	8/16/13	USD	35,000	(14,308)
5-Year Interest Rate Swap	Royal Bank of Scotland Group Plc	Put	3.90%	Receive	3-month LIBOR	6/09/14	USD	62,500	(59,544)
5-Year Interest Rate Swap	Credit Suisse Group AG	Put	2.25%	Receive	3-month LIBOR	6/27/14	USD	30,000	(164,895)
5-Year Interest Rate Swap	Credit Suisse Group AG	Put	2.25%	Receive	3-month LIBOR	8/18/14	USD	119,000	(800,775)
5-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	2.00%	Receive	3-month LIBOR	9/05/14	USD	248,300	(2,371,215)
20-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Receive	3-month LIBOR	6/08/22	EUR	43,500	(1,985,365)

Total									$(18,043,554)

BLACKROCK FUNDS II	DECEMBER 31, 2012
39

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

—	Interest rate swaps outstanding as of December 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Exchange	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

0.44%[1]	3-month LIBOR	Chicago Mercantile	8/30/14	USD	262,900	$(604,620)
0.38%[1]	3-month LIBOR	Credit Suisse Group AG	11/15/14	USD	220,400	62,884
1.24%[2]	3-month LIBOR	Goldman Sachs Group, Inc.	12/17/19	USD	47,100	(167,390)
1.63%[1]	3-month LIBOR	Citigroup, Inc.	11/19/22	USD	36,400	603,260
2.49%[1]	3-month LIBOR	Deutsche Bank AG	7/09/42	USD	14,000	757,427
2.46%[1]	3-month LIBOR	Deutsche Bank AG	8/07/42	USD	6,700	405,340
2.48%[1]	3-month LIBOR	JPMorgan Chase & Co.	8/07/42	USD	11,700	681,258
2.51%[1]	3-month LIBOR	Deutsche Bank AG	8/10/42	USD	5,100	264,365
2.71%[1]	3-month LIBOR	Credit Suisse Group AG	8/21/42	USD	12,000	122,715
2.56%[1]	3-month LIBOR	Citigroup, Inc.	11/09/42	USD	3,900	186,501
2.58%[1]	3-month LIBOR	Deutsche Bank AG	11/13/42	USD	5,000	219,873
2.58%[1]	3-month LIBOR	Deutsche Bank AG	11/29/42	USD	7,900	357,631

Total						$2,889,244

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.

—	Total return swaps outstanding as of December 31, 2012 were as follows:

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Change in Return of the Consumer Price Index for All Urban Consumers	1.84%[1]	Morgan Stanley	10/25/15	USD 49,555	$1,313,911
Change in Return of the Consumer Price Index for All Urban Consumers	2.47%[2]	Morgan Stanley	10/25/20	USD 26,130	(480,126)
Change in Return of the Consumer Price Index for All Urban Consumers	2.67%[2]	Deutsche Bank AG	6/23/21	USD 47,965	672,954
Change in Return of the Consumer Price Index for All Urban Consumers	3-month LIBOR plus 0.675%[1]	Deutsche Bank AG	2/15/41	USD 15,000	(1,555,749)

Total					$(49,010)

[1]	Fund pays the fixed rate/floating rate and receives the total return of the reference entity. Net payment made at termination.
[2]	Fund pays the total return of the reference entity and receives the fixed rate. Net payment made at termination.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

40	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (concluded)	BlackRock Inflation Protected Bond Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$98,676	–	$98,676
Corporate Bonds	–	6,064,141	–	6,064,141
Foreign Government Obligations	–	258,832,844	–	258,832,844
Non-Agency Mortgage-Backed Securities	–	36,311,059	–	36,311,059
U.S. Government Sponsored Agency Securities	–	121,079	–	121,079
U.S. Treasury Obligations	–	4,784,926,406	–	4,784,926,406
Short-Term Securities.	$251,568,274	–	–	251,568,274
Options Purchased:
Foreign Currency Exchange Contracts	–	24,057	–	24,057
Interest Rate Contracts	819,141	10,044,594	–	10,863,735

Total	$252,387,415	$5,096,422,856	–	$5,348,810,271

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$ 4,028,580	–	$ 4,028,580
Interest rate contracts	$5,877,966	3,661,254	–	9,539,220
Other contracts	–	2,228,611	–	2,228,611
Liabilities:
Foreign currency exchange contracts	–	(6,088,962)	–	(6,088,962)
Interest rate contracts	(2,602,945)	(18,815,564)	–	(21,418,509)
Other contracts	–	(2,035,875)	–	(2,035,875)

Total	$3,275,021	$ (17,021,956)	–	$ (13,746,935)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and written options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and written options are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of December 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$14,182,110	–	–	$ 14,182,110
Foreign currency at value	802,752	–	–	802,752
Cash pledged as collateral for financial futures contracts	3,572,000	–	–	3,572,000
Cash pledged as collateral for swap contracts	5,353,000	–	–	5,353,000
Liabilities:
Reverse repurchase agreements	–	$(79,770,000)	–	(79,770,000)
Cash received as collateral for swap contracts	–	(6,400,000)	–	(6,400,000)

Total	$23,909,862	$(86,170,000)	–	$ (62,260,138)

There were no transfers between levels during the period ended December 31, 2012.

BLACKROCK FUNDS II	DECEMBER 31, 2012
41

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Long Duration Bond Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

321 Henderson Receivables I LLC, Series 2010-2A, Class A, 4.07%, 1/15/48 (a)	USD	397	$426,971
AmeriCredit Automobile Receivables Trust, Series 2012-2, Class A2, 0.76%, 10/08/15		788	789,530
Countrywide Asset-Backed Certificates:
Series 2006-11, Class 1AF2, 5.45%, 9/25/46 (b)		468	447,113
Series 2006-13, Class 3AV2, 0.36%, 1/25/37 (b)		433	364,158
PFS Financing Corp., Series 2012-AA, Class A, 1.41%, 2/15/16 (a)(b)		650	655,327
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class C, 3.19%, 10/15/15 (a)		1,100	1,127,567
Santander Drive Auto Receivables Trust:
Series 2011-2, Class A2, 1.04%, 4/15/14		250	250,298
Series 2012-1, Class C, 3.78%, 11/15/17		500	522,773
Series 2012-5, Class A3, 0.83%, 12/15/16		775	779,071
Scholar Funding Trust, Series 2011-A, Class A, 1.21%, 10/28/43 (a)(b)		583	582,028
SLM Student Loan Trust:
Series 2004-B, Class A2, 0.51%, 6/15/21 (b)		820	808,862
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		765	811,555
Series 2012-D, Class A2, 2.95%, 2/15/46 (a)		600	628,324

Total Asset-Backed Securities — 2.7%			8,193,577

Corporate Bonds	Par (000)		Value

Aerospace & Defense — 0.8%
B/E Aerospace, Inc., 5.25%, 4/01/22		525	556,500
Huntington Ingalls Industries, Inc., 6.88%, 3/15/18		575	625,313
United Technologies Corp.:
6.70%, 8/01/28		148	200,757
6.13%, 7/15/38		375	499,263
4.50%, 6/01/42		390	433,353

			2,315,186

Airlines — 0.1%
Continental Airlines Pass-Through Trust, Series 2009-2, Class A, 7.25%, 5/10/21		339	391,818

Auto Components — 0.1%
Delphi Corp., 5.88%, 5/15/19		350	375,375

Automobiles — 0.9%
Daimler Finance North America LLC, 1.65%, 4/10/15 (a)		750	759,199
Ford Motor Co.:
7.45%, 7/16/31		700	889,000
7.40%, 11/01/46		355	436,206
Volkswagen International Finance NV, 1.63%, 3/22/15 (a)		625	633,525

			2,717,930

Beverages — 0.3%
SABMiller Holdings, Inc., 2.45%, 1/15/17 (a)		725	755,736

Corporate Bonds	Par (000)		Value

Biotechnology — 0.8%
Amgen, Inc.:
5.15%, 11/15/41	USD	875	$984,695
5.38%, 5/15/43		1,125	1,326,407

			2,311,102

Capital Markets — 1.2%
The Goldman Sachs Group, Inc.:
6.75%, 10/01/37		1,522	1,724,924
6.25%, 2/01/41		325	398,749
Morgan Stanley, 6.38%, 7/24/42		650	761,998
State Street Corp., 4.96%, 3/15/18		550	622,980

			3,508,651

Chemicals — 0.5%
The Dow Chemical Co.:
9.40%, 5/15/39		153	251,904
5.25%, 11/15/41		250	278,827
Ecolab, Inc., 5.50%, 12/08/41		250	298,261
Linde Finance BV, 7.38%, 7/14/66 (b)	EUR	450	694,927

			1,523,919

Commercial Banks — 2.7%
Amsouth Bank, Series AI, 5.20%, 4/01/15	USD	550	574,750
Barclays Bank Plc, 5.14%, 10/14/20		275	287,235
BBVA U.S. Senior SAU, 4.66%, 10/09/15		1,150	1,179,115
CIT Group, Inc.:
4.75%, 2/15/15 (a)		550	572,000
5.00%, 5/15/17		375	397,500
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.95%, 11/09/22		400	409,614
HSBC Bank Plc, 7.65%, 5/01/25		350	453,959
HSBC Bank USA, N.A., 5.88%, 11/01/34		250	293,444
HSBC Holdings Plc:
6.50%, 5/02/36		300	374,814
6.50%, 9/15/37		875	1,092,165
ING Bank NV, 5.00%, 6/09/21 (a)		975	1,098,366
Itau Unibanco Holding SA/Cayman Island, 5.75%, 1/22/21 (a)		175	187,250
Wachovia Bank, N.A., 6.60%, 1/15/38		921	1,264,184

			8,184,396

Commercial Services & Supplies — 0.2%
The ADT Corp., 4.88%, 7/15/42 (a)		630	597,983

Communications Equipment — 0.1%
Brocade Communications Systems, Inc., 6.88%, 1/15/20		370	398,675

Consumer Finance — 0.9%
Capital One Financial Corp.:
2.15%, 3/23/15		390	398,089
4.75%, 7/15/21		575	663,068
Discover Financial Services, 3.85%, 11/21/22 (a)		500	515,937
SLM Corp.:
5.00%, 10/01/13		400	409,500
5.38%, 5/15/14		325	339,792
6.25%, 1/25/16		415	451,313

			2,777,699

Containers & Packaging — 0.2%
Bemis Co., Inc., 6.80%, 8/01/19		461	552,794

42	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Diversified Financial Services — 4.7%
Ally Financial, Inc.:
4.50%, 2/11/14	USD	425	$437,219
3.13%, 1/15/16		1,100	1,101,185
Bank of America Corp.:
7.38%, 5/15/14		410	443,967
6.00%, 9/01/17		2,090	2,447,421
Citigroup, Inc.:
6.00%, 10/31/33		100	107,779
6.13%, 8/25/36		100	108,988
5.88%, 1/30/42		575	709,633
CNH Capital LLC, 3.88%, 11/01/15 (a)		400	412,500
FMR LLC, 6.45%, 11/15/39 (a)		369	460,090
Ford Motor Credit Co. LLC:
3.88%, 1/15/15		650	677,848
7.00%, 4/15/15		642	715,854
5.00%, 5/15/18		375	413,789
8.13%, 1/15/20		875	1,121,205
General Electric Capital Corp., 5.88%, 1/14/38		1,042	1,256,915
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75%, 1/15/16		302	312,948
8.00%, 1/15/18		140	150,325
JPMorgan Chase & Co.:
6.30%, 4/23/19		280	345,453
3.25%, 9/23/22		2,475	2,548,708
Merrill Lynch & Co., Inc., 7.75%, 5/14/38		225	292,882

			14,064,709

Diversified Telecommunication Services — 2.1%
AT&T Inc.:
6.50%, 9/01/37		600	784,726
4.30%, 12/15/42 (a)		9	9,039
4.35%, 6/15/45 (a)		1,557	1,564,000
Qwest Corp., 3.56%, 6/15/13 (b)		23	23,177
Telecom Italia Capital SA:
6.00%, 9/30/34		232	226,780
7.20%, 7/18/36		222	231,768
Telefonica Emisiones SAU:
3.99%, 2/16/16		625	650,313
6.42%, 6/20/16		56	61,964
7.05%, 6/20/36		540	583,200
Verizon Communications, Inc.:
5.85%, 9/15/35		725	910,738
3.85%, 11/01/42		1,140	1,121,266
Windstream Corp., 8.13%, 8/01/13		27	28,013

			6,194,984

Electric Utilities — 5.5%
Alabama Power Co.:
Series 1, 5.65%, 3/15/35		185	201,144
6.00%, 3/01/39		534	699,557
American Transmission Systems, Inc., 5.25%, 1/15/22 (a)		608	700,158
Carolina Power & Light Co., 6.30%, 4/01/38		222	301,619
Duke Energy Carolinas LLC:
6.10%, 6/01/37		350	443,146
6.00%, 1/15/38		406	519,712
E.ON International Finance BV, 6.65%, 4/30/38 (a)		663	905,222
Entergy Mississippi, Inc., 3.10%, 7/01/23		569	561,645
Exelon Generation Co. LLC, 4.25%, 6/15/22 (a)		851	884,855
Florida Power & Light Co., 3.80%, 12/15/42		885	887,518
Florida Power Corp.:
6.35%, 9/15/37		112	150,389
6.40%, 6/15/38		867	1,167,763
Massachusetts Electric Co., 5.90%, 11/15/39 (a)		302	382,830

Corporate Bonds	Par (000)		Value

Electric Utilities (concluded)
MidAmerican Energy Co., 5.80%, 10/15/36	USD	1,068	$1,352,765
MidAmerican Energy Holdings Co.:
6.13%, 4/01/36		296	373,653
5.95%, 5/15/37		867	1,070,488
6.50%, 9/15/37		148	196,576
Mississippi Power Co., Series 12-A, 4.25%, 3/15/42		300	306,367
Niagara Mohawk Power Corp., 4.88%, 8/15/19 (a)		350	408,639
Ohio Power Co., Series D, 6.60%, 3/01/33		321	423,801
Oncor Electric Delivery Co. LLC:
7.50%, 9/01/38		70	94,835
5.30%, 6/01/42		820	937,503
Public Service Co. of Colorado, Series 17, 6.25%, 9/01/37		616	847,101
Southern California Edison Co., Series 2008-A, 5.95%, 2/01/38		463	607,384
The Toledo Edison Co.:
7.25%, 5/01/20		315	400,417
6.15%, 5/15/37		56	69,837
Virginia Electric & Power Co.:
Series A, 6.00%, 5/15/37		737	968,658
8.88%, 11/15/38		350	596,522

			16,460,104

Energy Equipment & Services — 1.4%
Ensco Plc, 4.70%, 3/15/21		965	1,085,970
Halliburton Co., 7.45%, 9/15/39		370	563,183
Transocean, Inc.:
4.95%, 11/15/15		625	684,328
6.38%, 12/15/21		1,135	1,379,375
3.80%, 10/15/22		200	204,986
6.80%, 3/15/38		271	331,750

			4,249,592

Food & Staples Retailing — 1.3%
CVS Caremark Corp., 6.25%, 6/01/27		834	1,101,199
Tesco Plc, 6.15%, 11/15/37 (a)		525	668,264
Walgreen Co., 3.10%, 9/15/22		575	579,985
Wal-Mart Stores, Inc.:
6.50%, 8/15/37		495	696,067
6.20%, 4/15/38		670	910,429

			3,955,944

Food Products — 0.9%
Kraft Foods Group, Inc.:
6.88%, 1/26/39 (a)		1,355	1,824,322
6.50%, 2/09/40 (a)		194	254,986
5.00%, 6/04/42 (a)		205	230,522
Mondelez International, Inc., 6.50%, 2/09/40		200	268,670

			2,578,500

Health Care Equipment & Supplies — 0.4%
Covidien International Finance SA, 6.55%, 10/15/37		922	1,288,715

Health Care Providers & Services — 1.4%
Aetna, Inc., 2.75%, 11/15/22		475	471,089
HCA, Inc., 7.25%, 9/15/20		491	543,783
UnitedHealth Group, Inc., 6.63%, 11/15/37		1,050	1,388,661
WellPoint, Inc.:
3.30%, 1/15/23		1,425	1,462,057
6.38%, 6/15/37		203	253,686

			4,119,276

BLACKROCK FUNDS II	DECEMBER 31, 2012
43

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Hotels, Restaurants & Leisure — 0.3%
Yum! Brands, Inc.:
5.30%, 9/15/19	USD	442	$516,528
6.88%, 11/15/37		315	430,117

			946,645

Household Products — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 7.88%, 8/15/19		550	611,875

Industrial Conglomerates — 0.2%
General Electric Co., 2.70%, 10/09/22		550	560,619

Insurance — 2.8%
American International Group, Inc.:
4.88%, 9/15/16		850	950,709
3.80%, 3/22/17		900	974,101
6.40%, 12/15/20		340	421,871
4.88%, 6/01/22		1,005	1,147,329
Genworth Financial, Inc., 7.63%, 9/24/21		325	358,660
International Lease Finance Corp., 6.50%, 9/01/14 (a)		107	114,223
Massachusetts Mutual Life Insurance Co., 8.88%, 6/01/39 (a)		406	613,077
Metropolitan Life Global Funding I, 2.00%, 1/10/14 (a)		1,405	1,425,089
Prudential Financial, Inc., 6.63%, 12/01/37		1,304	1,624,661
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)		554	751,376

			8,381,096

IT Services — 0.2%
International Business Machines Corp.:
5.60%, 11/30/39		26	33,509
4.00%, 6/20/42		497	526,007

			559,516

Life Sciences Tools & Services — 0.1%
Life Technologies Corp., 6.00%, 3/01/20		350	414,817

Machinery — 0.6%
AGCO Corp., 5.88%, 12/01/21		750	814,657
Xylem, Inc., 3.55%, 9/20/16		795	846,933

			1,661,590

Media — 5.0%
Comcast Corp.:
6.45%, 3/15/37		750	962,391
6.95%, 8/15/37		314	425,805
6.40%, 5/15/38		922	1,178,057
COX Communications, Inc.:
6.95%, 6/01/38 (a)		296	389,161
8.38%, 3/01/39 (a)		293	449,652
4.70%, 12/15/42 (a)		550	561,205
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.80%, 3/15/22		1,275	1,315,360
6.00%, 8/15/40		336	372,819
DISH DBS Corp., 6.63%, 10/01/14		668	718,100
Grupo Televisa SAB, 6.63%, 1/15/40		609	776,957
News America, Inc.:
6.40%, 12/15/35		355	440,679
6.15%, 3/01/37		500	613,633
6.65%, 11/15/37		536	692,615
Shaw Communications, Inc.:
5.65%, 10/01/19	CAD	498	564,106
6.75%, 11/09/39		498	554,183

Corporate Bonds		Par (000)	Value

Media (concluded)
Time Warner Cable, Inc.:
6.55%, 5/01/37	USD	958	$1,185,251
7.30%, 7/01/38		922	1,225,047
4.50%, 9/15/42		1,150	1,121,534
Time Warner Cos., Inc.:
7.57%, 2/01/24		12	16,168
6.95%, 1/15/28		406	528,235
Time Warner Entertainment Co. LP, 8.38%, 3/15/23		19	26,854
Time Warner, Inc.:
7.63%, 4/15/31		12	16,520
7.70%, 5/01/32		571	798,359

			14,932,691

Metals & Mining — 1.1%
AngloGold Ashanti Holdings Plc, 6.50%, 4/15/40		463	476,530
Barrick North America Finance LLC, 5.70%, 5/30/41		850	974,576
Rio Tinto Finance USA Ltd.:
9.00%, 5/01/19		170	233,500
7.13%, 7/15/28		140	189,781
Southern Copper Corp., 6.75%, 4/16/40		441	530,909
Teck Resources Ltd.:
5.20%, 3/01/42		375	383,279
5.40%, 2/01/43		450	476,089

			3,264,664

Multiline Retail — 0.2%
Dollar General Corp., 4.13%, 7/15/17		300	315,000
Target Corp., 7.00%, 1/15/38		275	403,922

			718,922

Multi-Utilities — 0.2%
NiSource Finance Corp., 5.25%, 2/15/43		205	216,994
Sempra Energy, 6.00%, 10/15/39		277	350,204

			567,198

Oil, Gas & Consumable Fuels — 6.4%
Access Midstream Partners LP/ACMP Finance Corp., 6.13%, 7/15/22		475	511,813
Anadarko Petroleum Corp., 6.45%, 9/15/36		450	563,745
Canadian Natural Resources Ltd., 6.75%, 2/01/39		130	175,021
Cenovus Energy, Inc., 6.75%, 11/15/39		730	988,194
DCP Midstream LLC, 5.35%, 3/15/20 (a)		176	194,245
El Paso Natural Gas Co., 8.63%, 1/15/22		590	811,610
El Paso Pipeline Partners Operating Co. LLC:
6.50%, 4/01/20		850	1,036,430
4.70%, 11/01/42		400	392,179
Energy Transfer Partners LP, 6.50%, 2/01/42		1,020	1,248,824
Enterprise Products Operating LLC:
1.25%, 8/13/15		500	503,182
6.45%, 9/01/40		700	879,052
5.70%, 2/15/42		160	187,386
4.45%, 2/15/43		425	430,315
Series B, 7.03%, 1/15/68 (b)		780	893,100
Kinder Morgan Energy Partners LP:
6.50%, 9/01/39		866	1,064,353
6.38%, 3/01/41		650	804,339
5.00%, 8/15/42		450	476,900
Marathon Petroleum Corp., 6.50%, 3/01/41		225	285,088
MEG Energy Corp., 6.50%, 3/15/21 (a)		490	515,725

44	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Nexen, Inc.:
5.88%, 3/10/35	USD	500	$618,085
6.40%, 5/15/37		50	64,640
7.50%, 7/30/39		550	796,031
ONEOK Partners LP, 6.65%, 10/01/36		203	251,718
Petrohawk Energy Corp.:
10.50%, 8/01/14		360	383,400
7.88%, 6/01/15		40	41,765
6.25%, 6/01/19		545	620,589
Pioneer Natural Resources Co., 5.88%, 7/15/16		450	510,251
Plains All American Pipeline LP/PAA Finance Corp., 6.70%, 5/15/36		500	638,859
SandRidge Energy, Inc., 7.50%, 3/15/21		145	155,150
Shell International Finance BV, 6.38%, 12/15/38		252	354,051
Tennessee Gas Pipeline Co., 7.00%, 10/15/28		12	16,398
Valero Energy Corp., 6.63%, 6/15/37		401	494,049
Western Gas Partners LP, 4.00%, 7/01/22		502	528,350
The Williams Cos., Inc.:
7.75%, 6/15/31		171	218,176
8.75%, 3/15/32		356	493,463
Williams Partners LP:
5.25%, 3/15/20		442	509,163
4.00%, 11/15/21		500	534,799

			19,190,438

Paper & Forest Products — 0.7%
International Paper Co.:
7.50%, 8/15/21		977	1,278,581
6.00%, 11/15/41		575	680,875

			1,959,456

Pharmaceuticals — 2.9%
AbbVie, Inc.:
2.90%, 11/06/22 (a)		475	483,731
4.40%, 11/06/42 (a)		500	531,567
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38		738	1,019,509
Merck & Co., Inc., 6.55%, 9/15/37		758	1,086,291
Roche Holdings, Inc., 7.00%, 3/01/39 (a)		425	640,363
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22		1,300	1,315,025
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36		967	1,265,602
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22		440	449,173
Wyeth LLC:
6.00%, 2/15/36		148	194,135
5.95%, 4/01/37		1,216	1,622,103

			8,607,499

Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.:
4.50%, 1/15/18		850	931,782
5.90%, 11/01/21		205	244,722
4.70%, 3/15/22		720	796,619
HCP, Inc., 6.75%, 2/01/41		450	582,521

			2,555,644

Road & Rail — 1.1%
Burlington Northern Santa Fe LLC, 4.38%, 9/01/42		400	420,415
Kansas City Southern de Mexico SA de CV, 8.00%, 2/01/18		1,115	1,229,287

Corporate Bonds		Par (000)	Value

Road & Rail (concluded)
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.13%, 5/11/15 (a)	USD	825	$841,781
3.38%, 3/15/18 (a)		625	630,604

			3,122,087

Software — 0.3%
Oracle Corp., 5.38%, 7/15/40		765	953,823

Tobacco — 1.3%
Altria Group, Inc.:
9.95%, 11/10/38		330	543,655
10.20%, 2/06/39		458	766,155
Lorillard Tobacco Co.:
3.50%, 8/04/16		525	555,554
7.00%, 8/04/41		260	315,683
Philip Morris International, Inc., 2.50%, 5/16/16		1,225	1,288,448
Reynolds American, Inc., 4.75%, 11/01/42		525	529,661

			3,999,156

Wireless Telecommunication Services — 2.2%
Alltel Corp., 7.88%, 7/01/32		792	1,241,833
America Movil SAB de CV:
5.00%, 10/16/19		350	406,044
3.13%, 7/16/22		400	406,579
6.13%, 11/15/37		554	720,214
CC Holdings GS V LLC, 2.38%, 12/15/17 (a)		325	326,589
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		850	1,023,811
Rogers Communications, Inc., 7.50%, 8/15/38		315	459,443
SBA Tower Trust, 4.25%, 4/15/40 (a)		663	696,535
Sprint Nextel Corp., 9.00%, 11/15/18 (a)		520	642,200
Vodafone Group Plc, 6.15%, 2/27/37		376	497,326

			6,420,574

Total Corporate Bonds — 53.2%			158,751,398

Foreign Agency Obligations		Par (000)	Value

EDF SA, 5.60%, 1/27/40 (a)		414	476,013
Petrobras International Finance Co.:
3.88%, 1/27/16		2,000	2,110,006
6.88%, 1/20/40		901	1,144,599
Statoil ASA, 5.25%, 4/15/19		608	729,036

Total Foreign Agency Obligations — 1.5%			4,459,654

Foreign Government Obligations		Par (000)	Value

Brazil — 0.5%
Federative Republic of Brazil, 7.13%, 1/20/37		851	1,302,030

Israel — 0.1%
AID-Israel, 5.50%, 9/18/23		240	316,368

Mexico — 0.4%
United Mexican States:
5.13%, 1/15/20		330	394,350
4.75%, 3/08/44		246	277,980
5.75%, 10/12/10		412	495,430

			1,167,760

BLACKROCK FUNDS II	DECEMBER 31, 2012
45

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio (Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)	Value

Peru — 0.2%
Republic of Peru, 5.63%, 11/18/50	USD 525	$680,663

Total Foreign Government Obligations — 1.2%		3,466,821

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Collateralized Mortgage Obligations — 0.4%
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A17, 6.00%, 6/25/35	289	286,801
Credit Suisse Mortgage Capital Certificates, Series 2009-13R, Class 3A1, 2.49%, 11/26/36 (a)(b)	257	259,721
HomeBanc Mortgage Trust, Series 2006-2, Class A1, 0.39%, 12/25/36 (b)	132	101,574
Structured Asset Securities Corp., Series 2005-5, Class 2A4, 5.50%, 4/25/35	500	511,760

		1,159,856

Commercial Mortgage-Backed Securities — 0.7%
FREMF Mortgage Trust, Series 2012-K705, Class B, 4.16%, 9/25/44 (a)(b)	560	600,041
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A3, 4.58%, 6/10/48	140	142,397
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AAB, 4.62%, 8/10/42	77	78,813
GS Mortgage Securities Corp. II:
Series 2007-GG10, Class A4, 5.79%, 8/10/45 (b)	524	604,452
Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)	530	572,522

		1,998,225

Total Non-Agency Mortgage-Backed Securities — 1.1%		3,158,081

Preferred Securities	Par (000)	Value

Capital Trusts

Commercial Banks — 0.2%
Northgroup Preferred Capital Corp., 6.38%, 1/29/49 (a)(b)	205	207,987
Royal Bank of Scotland Group Plc, 7.64%, 3/29/49 (b)	400	360,000

		567,987

Diversified Financial Services — 0.9%
General Electric Capital Corp., 6.25%, 12/15/49 (b)	1,300	1,415,674
JPMorgan Chase & Co., 7.90%, 4/29/49 (b)	314	355,765
JPMorgan Chase Capital XXI, 1.26%, 1/15/87 (b)	525	404,199
ZFS Finance USA Trust V, 6.50%, 5/09/67 (a)(b)	370	394,513

		2,570,151

Insurance — 1.2%
American General Capital II, 8.50%, 7/01/30	100	125,500
American International Group, Inc., 8.18%, 5/15/68 (b)	190	247,475
Lincoln National Corp., 7.00%, 5/17/66 (b)	628	642,130
Lincoln National Corp., 6.05%, 4/20/67 (b)	236	235,115
MetLife, Inc., 6.40%, 12/15/66	1,142	1,221,056
New York Life Insurance Co., 6.75%, 11/15/39 (a)	461	637,662
Pacific Life Insurance Co., 9.25%, 6/15/39 (a)	424	592,922

Preferred Securities	Par (000)	Value

Insurance (concluded)
Reinsurance Group of America, Inc., 6.75%, 12/15/65 (b)	USD 37	$36,954

		3,738,814

Total Capital Trusts — 2.3%		6,876,952

Preferred Stocks	Shares	Value

Machinery — 0.3%
Stanley Black & Decker, Inc., 5.75%	40,000	1,038,000

Total Preferred Stocks — 0.3%		1,038,000

Total Preferred Securities — 2.6%		7,914,952

Taxable Municipal Bonds	Par (000)	Value

Chicago Transit Authority RB, Series B, 6.20%, 12/01/40	USD 390	436,437
City of Chicago, IL RB, 6.74%, 11/01/40	875	1,187,996
City of New York GO, 5.85%, 6/01/40	370	482,003
Los Angeles Department of Airports RB, 6.58%, 5/15/39	200	259,286
Los Angeles Department of Water & Power RB:
5.72%, 7/01/39	755	942,557
6.57%, 7/01/45	305	424,462
Metropolitan Transportation Authority, New York RB, 6.69%, 11/15/40	700	896,028
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57	1,197	1,418,936
New Jersey State Turnpike Authority RB, Series F, 7.41%, 1/01/40	371	543,578
New York City Municipal Water Finance Authority RB:
5.75%, 6/15/41	200	259,342
5.95%, 6/15/42	375	500,621
New York State Dormitory Authority RB, 5.63%, 3/15/39	500	607,680
Port Authority of New York & New Jersey RB:
5.65%, 11/01/40	430	515,549
4.46%, 10/01/62	550	542,872
State of California GO:
7.55%, 4/01/39	930	1,334,531
7.30%, 10/01/39	360	498,863
7.63%, 3/01/40	45	64,624
7.60%, 11/01/40	120	175,434
State of Illinois GO: 5.10%, 6/01/33	520	513,053
Series 3, 6.73%, 4/01/35	575	660,054
University of California RB, 6.55%, 5/15/48	500	651,825

Total Taxable Municipal Bonds — 4.3%		12,915,731

46	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value

Agency Obligations — 1.7%
Fannie Mae:
1.96%, 10/09/19 (c)(d)	USD 2,880	$2,523,044
5.63%, 7/15/37	369	531,047
7.13%, 1/15/30	1,000	1,571,132
Freddie Mac, 2.38%, 1/13/22	535	558,901
U.S. Small Business Administration,
Series 2004-P10A, Class 1, 4.50%, 2/10/14	12	12,644

		5,196,768

Collateralized Mortgage Obligations — 0.9%
Fannie Mae:
Series 2003-49, Class YD, 5.50%, 6/25/23	141	153,324
Series 2011-52, Class KB, 5.50%, 6/25/41	450	534,812
Series 2011-52, Class LB, 5.50%, 6/25/41	450	525,469
Freddie Mac, Series 3859, Class JB, 5.00%, 5/15/41	600	679,246
Ginnie Mae:
Series 2006-6, Class C, 5.00%, 2/16/44 (b)	190	199,868
Series 2006-42, Class B, 5.22%, 8/16/46 (b)	400	429,761

		2,522,480

Mortgage-Backed Securities — 0.2%
Fannie Mae Mortgage-Backed Securities:
2.44%, 1/01/35 (b)	78	82,987
2.64%, 2/01/35 (b)	343	373,904
7.00%, 1/01/31	5	6,202
Freddie Mac Mortgage-Backed Securities,
7.00%, 12/01/29-4/01/32	11	12,755
Ginnie Mae Mortgage-Backed Securities:
1.75%, 5/20/34 (b)	76	79,851
5.50%, 4/15/33-8/15/33	29	31,626
7.00%, 9/15/31-5/15/32	22	25,902

		613,227

Total U.S. Government Sponsored Agency Securities — 2.8%		8,332,475

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bonds:
6.25%, 8/15/23	2,325	3,333,469

U.S. Treasury Obligations	Par (000)	Value

5.38%, 2/15/31 (c)	USD 5,500	$7,851,250
4.50%, 2/15/36	1,862	2,450,172
4.38%, 11/15/39	357	464,565
3.13%, 11/15/41-2/15/42	14,269	14,925,415
3.00%, 5/15/42	5,669	5,775,294
2.75%, 8/15/42-11/15/42	8,745	8,430,448
U.S. Treasury Notes:
0.63%, 5/31/17-11/30/17	1,375	1,375,302
1.25%, 10/31/19	1,295	1,305,724
2.00%, 2/15/22	4,335	4,483,001
1.63%, 8/15/22-11/15/22	9,221	9,151,801
U.S. Treasury Strips:
2.61%, 11/15/27 (d)	8,341	5,670,679
3.01%, 5/15/38 (d)	4,161	1,948,656
3.06%, 11/15/39 (d)	6,383	2,823,067
3.10%, 2/15/41 (d)	10,025	4,222,951

Total U.S. Treasury Obligations — 24.9%		74,211,794

Total Long-Term Investments (Cost — $250,760,521) — 94.3%		281,404,483

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (e)(f)	16,102,226	16,102,226

Total Short-Term Securities (Cost — $16,102,226) — 5.4%		16,102,226

Options Purchased		Value

(Cost — $500,738) — 0.1%		219,872

Total Investments Before Options Written

(Cost — $267,363,485*) — 99.8%		297,726,581

Options Written		Value

(Premiums Received — $ 287,250) — (0.1)%		(216,951)

Total Investments Net of Options Written — 99.7%		297,509,630
Other Assets Less Liabilities — 0.3%		807,648

Net Assets — 100.0%		$298,317,278

Notes to Schedule of Investments

—	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$267,420,335

Gross unrealized appreciation	$31,070,241
Gross unrealized depreciation	(763,995)

Net unrealized appreciation	$30,306,246

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK FUNDS II	DECEMBER 31, 2012
47

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio

Affiliate	Shares Held at September 30, 2012	Net Activity	Shares Held at December 31, 2012	Income	Realized Gain

BlackRock Liquidity Funds, TempFund, Institutional Class	11,361,420	4,740,806	16,102,226	$3,839	$10

(f)	Represents the current yield as of report date.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—	Financial futures contracts as of December 31, 2012 were as follows:

Contracts Purchased/(Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

312	U.S. Treasury Bonds (30 Year)	Chicago Board Options	March 2013	USD	46,020,000	$(549,041)
314	Ultra Treasury Bonds	Chicago Board Options	March 2013	USD	51,054,438	(649,012)
47	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	11,631,325	18,698
(1)	Euro-Bund	Eurex	March 2013	USD	(192,239)	(843)
(39)	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2013	USD	(8,598,281)	(4,324)
(67)	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2013	USD	(8,335,742)	(720)
(345)	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2013	USD	(45,809,531)	133,416

Total						$(1,051,826)

—	Foreign currency exchange contracts as of December 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	1,308,336	CAD	1,279,500	UBS AG	1/16/13	$22,469
USD	150,479	EUR	115,000	BNP Paribas SA	1/23/13	(1,347)
USD	144,921	EUR	113,000	JPMorgan Chase & Co.	1/23/13	(4,265)
USD	207,693	EUR	160,000	UBS AG	1/23/13	(3,543)
USD	77,900	EUR	60,000	UBS AG	1/23/13	(1,313)
USD	118,464	EUR	90,000	UBS AG	1/23/13	(356)
AUD	2,100,000	USD	2,166,037	Goldman Sachs Group, Inc.	1/31/13	9,393
USD	2,156,608	AUD	2,100,000	UBS AG	1/31/13	(18,822)

Total						$2,216

—	Over-the-counter interest rate swaptions purchased as of December 31, 2012 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
30-Year Interest Rate Swap	Credit Suisse Group AG	Call	2.43%	Receive	3-month LIBOR	1/07/13	USD	7,600	$18
5-Year Interest Rate Swap	Credit Suisse Group AG	Call	1.18%	Receive	3-month LIBOR	12/16/13	USD	7,300	74,574
2-Year Interest Rate Swap	Deutsche Bank AG	Put	0.71%	Pay	3-month LIBOR	6/28/13	USD	12,400	4,103
30-Year Interest Rate Swap	Credit Suisse Group AG	Put	4.50%	Pay	6-month EURIBOR	9/16/13	EUR	1,800	364
30-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	6-month EURIBOR	10/21/13	EUR	1,800	605
30-Year Interest Rate Swap	Credit Suisse Group AG	Put	4.50%	Pay	6-month EURIBOR	12/12/13	EUR	2,100	1,263
5-Year Interest Rate Swap	Credit Suisse Group AG	Put	1.18%	Pay	3-month LIBOR	12/16/13	USD	7,300	81,371
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	2/02/17	USD	2,500	57,574

Total									$219,872

	BLACKROCK FUNDS II	DECEMBER 31, 2012
48

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio

—	Over-the-counter interest rate swaptions written as of December 31, 2012 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

10-Year Interest Rate Swap	Credit Suisse Group AG	Call	2.33%	Pay	3-month LIBOR	10/02/14	USD	2,200	$(79,751)
10-Year Interest Rate Swap	Credit Suisse Group AG	Put	2.33%	Receive	3-month LIBOR	10/02/14	USD	2,200	(88,155)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	2/02/17	USD	5,000	(49,045)

Total									$(216,951)

—	Credit default swaps - buy protection outstanding as of December 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

CIGNA Corp.	1.00%	Citigroup, Inc.	9/20/17	USD 675	$(10,778)
General Dynamics Corp.	1.00%	Credit Suisse Group AG	9/20/17	USD 955	(1,929)
Lockheed Martin Corp.	1.00%	Credit Suisse Group AG	9/20/17	USD 955	(7,820)
Northrop Grumman Corp.	1.00%	Credit Suisse Group AG	9/20/17	USD 805	(4,122)
Raytheon Co.	1.00%	Credit Suisse Group AG	9/20/17	USD 805	(3,372)
Viacom, Inc.	1.00%	Credit Suisse Group AG	9/20/17	USD 975	(7,600)
Gap, Inc.	1.00%	BNP Paribas SA	3/20/18	USD 495	5,096
Darden Restaurants, Inc.	1.00%	Credit Suisse Group AG	3/20/18	USD 600	2,763
Gap, Inc.	1.00%	Credit Suisse Group AG	3/20/18	USD 380	4,100
CenturyLink, Inc.	1.00%	JPMorgan Chase & Co.	3/20/18	USD 180	(280)

Total					$(23,942)

—	Credit default swaps - sold protection outstanding as of December 31, 2012 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation

MetLife, Inc.	5.00%	Deutsche Bank AG	6/20/15	A-	USD	575	$ 17,839
Anadarko Petroleum Corp.	1.00%	Credit Suisse Group AG	6/20/17	BBB-	USD	780	24,189
WellPoint, Inc.	1.00%	Citigroup, Inc.	9/20/17	Not Rated	USD	675	7,570
Comcast Corp.	1.00%	Credit Suisse Group AG	9/20/17	BBB+	USD	975	11,363
CDX.NA.IG Series 19 Version 1	1.00%	Deutsche Bank AG	12/20/17	BBB+	USD	43,000	868,860

Total							$929,821

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Interest rate swaps outstanding as of December 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Exchange	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

0.44%[1]	3-month LIBOR	Chicago Mercantile Exchange	8/29/14	USD	6,600	$(14,660)
1.21%[2]	3-month LIBOR	Credit Suisse Group AG	10/17/19	USD	4,400	(6,327)
1.76%[1]	3-month LIBOR	Deutsche Bank AG	7/05/22	USD	1,500	(11,352)
1.73%[1]	3-month LIBOR	Deutsche Bank AG	7/09/22	USD	1,510	(7,118)
2.48%[1]	3-month LIBOR	Credit Suisse Group AG	7/05/42	USD	1,300	70,900
2.25%[1]	3-month LIBOR	Credit Suisse Group AG	7/27/42	USD	1,000	106,446
2.46%[1]	3-month LIBOR	Deutsche Bank AG	8/07/42	USD	1,300	78,906
2.51%[1]	3-month LIBOR	Credit Suisse Group AG	8/10/42	USD	700	36,592

Total						$253,387

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.

BLACKROCK FUNDS II	DECEMBER 31, 2012
49

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$8,193,577	—	$8,193,577
Corporate Bonds	—	158,751,398	—	158,751,398
Foreign Agency Obligations	—	4,459,654	—	4,459,654
Foreign Government Obligations	—	3,466,821	—	3,466,821
Non-Agency Mortgage-Backed Securities	—	3,158,081	—	3,158,081
Preferred Securities	$1,038,000	6,876,952	—	7,914,952
Taxable Municipal Bonds	—	12,915,731	—	12,915,731
U.S. Government Sponsored Agency Securities	—	8,332,475	—	8,332,475
U.S. Treasury Obligations	—	74,211,794	—	74,211,794
Short-Term Securities	16,102,226	—	—	16,102,226
Options Purchased:
Interest Rate Contracts	—	219,872	—	219,872
Total	$17,140,226	$280,586,355	—	$297,726,581

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$941,780	—	$941,780
Foreign currency exchange contracts	—	31,862	—	31,862
Interest rate contracts	$152,114	292,844	—	444,958
Liabilities:
Credit contracts	—	(35,901)	—	(35,901)
Foreign currency exchange contracts	—	(29,646)	—	(29,646)
Interest rate contracts	(1,203,940)	(256,408)	—	(1,460,348)
Total	$(1,051,826)	$944,531	—	$(107,295)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and written options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and written options are shown at value.

50	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (concluded)	BlackRock Long Duration Bond Portfolio

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency at value	$190,220	–	–	$190,220
Cash pledged as collateral for financial futures contracts	60,000	–	–	60,000
Cash pledged as collateral for swap contracts	30,000	–	–	30,000
Liabilities:
Bank overdraft	–	$(18,639)	–	(18,639)
Total	$280,220	$(18,639)		$261,581

There were no transfers between levels during the period ended December 31, 2012.

BLACKROCK FUNDS II	DECEMBER 31, 2012
51

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value

AH Mortgage Advance Co. Ltd., Series SART-3, Class 1A1, 2.98%, 3/13/43 (a)	USD 8,180	$8,215,059
Aircraft Certificate Owner Trust, Series 2003-1A, Class D, 6.46%, 3/20/15 (a)	5,019	5,106,454
AmeriCredit Automobile Receivables Trust:
Series 2011-1, Class A3, 1.39%, 9/08/15	962	966,346
Series 2011-3, Class D, 4.04%, 7/10/17	10,769	11,422,732
Series 2012-2, Class D, 3.38%, 4/09/18	6,960	7,203,851
Series 2012-4, Class B, 1.31%, 11/08/17	3,270	3,286,277
Series 2012-5, Class D, 2.35%, 12/10/18	5,800	5,795,122
Ameriquest Mortgage Securities, Inc., Series 2004-FR1, Class A5, 4.46%, 5/25/34 (b)	1,054	1,062,996
APOLLO Trust, Series 2009-1, Class A3, 4.43%, 6/03/17 (b)	AUD 12,159	12,658,858
Asset-Backed Securities Corp. Home Equity, Series 2005-HE3, Class M2, 0.65%, 4/25/35 (b)	USD 793	790,169
Bear Stearns Asset-Backed Securities Trust:
Series 2006-HE10, Class 21A1, 0.28%, 12/25/36 (b)	511	497,007
Series 2007-HE3, Class 1A1, 0.33%, 4/25/37 (b)	513	509,134
BNC Mortgage Loan Trust, Series 2006-2, Class A3, 0.33%, 11/25/36 (b)	1,527	1,493,345
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A1, 0.33%, 2/25/37 (b)	8	8,202
Chesapeake Funding LLC, Series 2012-1A, Class A, 0.96%, 11/07/23 (a)(b)	6,050	6,063,673
Citibank Omni Master Trust:
Series 2009-A14A, Class A14, 2.96%, 8/15/18 (a)(b)	24,947	25,952,015
Series 2009-A14X, Class A14, 2.96%, 8/15/18 (b)	5,000	5,235,375
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.05%, 1/15/19	152	153,558
Series 1995-5, Class M1, 7.65%, 9/15/26 (b)	990	1,001,437
Series 1996-8, Class A6, 7.60%, 11/15/26 (b)	230	233,114
Countrywide Asset-Backed Certificates:
Series 2005-17, Class 1AF2, 5.36%, 5/25/36 (b)	3,647	3,266,067
Series 2006-13, Class 1AF2, 5.88%, 1/25/37	577	643,904
Series 2007-3, Class 2A1, 0.31%, 5/25/47 (b)	1,316	1,291,685
Series 2007-4, Class A1A, 0.33%, 4/25/47 (b)	468	466,832
Series 2007-7, Class 2A2, 0.37%, 10/25/47 (b)	10,572	10,224,329
Series 2007-12, Class 2A1, 0.56%, 8/25/47 (b)	3,185	3,154,718
Credit Acceptance Auto Loan Trust,
Series 2011-1, Class A, 2.61%, 3/15/19 (a)	9,190	9,347,912
Crusade ABS Trust, Series 2012-1, Class A, 4.11%, 7/12/23 (b)	AUD 15,300	15,855,457
Discover Card Master Trust, Series 2012-A1, Class A1, 0.81%, 8/15/17	USD 12,165	12,256,748
Ford Credit Auto Owner Trust, Series 2009-D, Class A4, 2.98%, 8/15/14	5,533	5,575,377
Ford Credit Floorplan Master Owner Trust:
Series 2010-5, Class C, 2.07%, 9/15/15 (a)	3,130	3,150,045

Asset-Backed Securities	Par (000)	Value

Series 2011-2, Class C, 2.37%, 9/15/15	USD 3,775	$3,807,129
Series 2011-2, Class D, 2.86%, 9/15/15	3,830	3,838,212
Series 2012-4, Class C, 1.39%, 9/15/16	7,005	7,032,495
Series 2012-5, Class C, 2.14%, 9/15/19	2,330	2,338,602
Golden Credit Card Trust, Series 2012-5A, Class A, 0.79%, 9/15/17 (a)	24,500	24,562,720
Gracechurch Card Funding Plc, Series 2012-4A, Class A, 0.91%, 6/15/17 (a)(b)	9,000	9,093,294
Heller Financial, Series 1998-1, Class A, 0.87%, 7/15/24 (a)(b)	765	405,421
Home Equity Asset Trust:
Series 2007-1, Class 2A1, 0.27%, 5/25/37 (b)	298	295,799
Series 2007-2, Class 2A1, 0.32%, 7/25/37 (b)	211	209,144
Hyundai Auto Receivables Trust, Series 2012-B, Class B, 1.39%, 3/15/18	3,970	4,022,340
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A, 1.25%, 1/15/24 (a)(b)	189	188,728
MASTR Asset-Backed Securities Trust, Series 2005-FRE1, Class A4, 0.46%, 10/25/35 (b)	164	158,821
Motor Plc, Series 12A, Class A1C, 1.29%, 2/25/20 (a)	1,991	1,996,641
Oak Hill Credit Opportunities Funding Ltd., Series 2006-1A, Class B1, 0.71%, 9/13/13 (a)(b)	11,800	11,611,200
Red & Black Auto France, Series 2012-1, Class A, 0.96%, 12/28/21 (b)	EUR 7,915	10,493,754
Residential Asset Mortgage Products, Inc. Trust, Series 2003-RZ3, Class A6, 3.90%, 3/25/33 (c)	USD 3,327	3,283,551
Residential Asset Securities Corp. Trust, Series 2005-KS12, Class A2, 0.46%, 1/25/36 (b)	760	750,895
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class B, 1.66%, 8/15/16 (a)	5,856	5,905,293
Series 2011-S1A, Class C, 2.01%, 8/15/16 (a)	4,765	4,787,965
Series 2011-WO, Class A3, 1.40%, 10/15/14 (a)	7,060	7,070,926
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17	12,300	12,719,627
Series 2011-4, Class A2, 1.37%, 3/16/15	4,080	4,094,265
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)	3,071	3,080,572
Series 2011-S2A, Class B, 2.06%, 6/15/17 (a)	1,678	1,692,004
Series 2011-S2A, Class C, 2.86%, 6/15/17 (a)	436	439,895
Series 2011-S2A, Class D, 3.35%, 6/15/17 (a)	628	631,035
Series 2012-3, Class D, 3.64%, 5/15/18	9,930	10,318,372
Series 2012-5, Class C, 2.70%, 8/15/18	2,670	2,758,991
Series 2012-6, Class C, 1.94%, 3/15/18	2,470	2,468,940
Series 2012-AA, Class B, 1.21%, 10/16/17 (a)	10,440	10,441,044
Series 2012-AA, Class C, 1.78%, 11/15/18 (a)	7,215	7,212,835
Series 2012-AA, Class D, 2.46%, 12/17/18 (a)	5,570	5,568,329
SLC Student Loan Trust, Series 2006-A, Class A4, 0.46%, 1/15/19 (b)	3,113	3,108,761

52	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

SLM Student Loan Trust:
Series 2002-1, Class A2, 0.43%, 4/25/17 (b)	USD	194	$193,536
Series 2003-B, Class A2, 0.71%, 3/15/22 (b)		6,311	6,194,440
Series 2004-10, Class A4A, 0.72%, 7/27/20 (a)(b)		1,371	1,371,333
Series 2004-B, Class A2, 0.51%, 6/15/21 (b)		9,158	9,036,608
Series 2005-8, Class A2, 0.41%, 7/25/22 (b)		1,697	1,697,037
Series 2008-5, Class A2, 1.42%, 10/25/16 (b)		4,862	4,888,806
Series 2008-5, Class A3, 1.62%, 1/25/18 (b)		25,650	26,137,555
Series 2010-C, Class A1, 1.86%, 12/15/17 (a)(b)		2,989	3,000,923
Series 2012-B, Class A1, 1.31%, 12/15/21 (a)(b)		3,280	3,305,567
Series 2012-C, Class A1, 1.31%, 8/15/23 (a)(b)		12,935	13,043,424
Series 2012-E, Class A1, 0.96%, 10/16/23 (a)(b)		4,727	4,744,130
Soundview Home Loan Trust:
Series 2003-1, Class M1, 1.06%, 8/25/31 (b)		493	489,063
Series 2003-2, Class A2, 0.86%, 11/25/33 (b)		2,014	1,916,333
STRIPs Ltd., Series 2012-1A, Class A 1.50%, 12/25/44 (a)		7,280	7,194,563
Wells Fargo Home Equity Trust, Series 2007-2, Class A1, 0.30%, 4/25/37 (b)		1,419	1,392,668
World Financial Network Credit Card Master Trust, Series 2012-D, Class B, 3.34%, 4/17/23		5,630	5,685,723

Total Asset-Backed Securities – 18.4%			419,567,107

Capital Trusts	Par (000)		Value

Consumer Finance – 0.1%
Capital One Capital VI, 8.88%, 5/15/40		3,430	3,430,000

Corporate Bonds	Par (000)		Value

Air Freight & Logistics – 0.2%
Federal Express Corp. 2012 Pass-Through Trust, 2.63%, 1/15/18 (a)		4,856	4,900,579

Airlines – 1.2%
Continental Airlines Pass-Through Trust, Series 2000-1, Class B, 8.39%, 5/01/22		8,427	8,932,890
Continental Airlines, Inc., 6.75%, 9/15/15 (a)		5,130	5,386,500
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.38%, 7/02/17		4,600	4,784,000
Northwest Airlines Pass-Through Trust, Series 2002-1, Class G-2, 6.26%, 5/20/23		2,652	2,811,442
U.S. Airways Pass-Through Trust, Series 2012-1, Class C, 9.13%, 10/01/15		6,062	6,251,437

			28,166,269

Auto Components – 0.3%
Icahn Enterprises LP, 4.00%, 8/15/13 (b)(d)		7,000	7,052,500

Automobiles – 0.1%
ERAC USA Finance LLC, 1.40%, 4/15/16 (a)		2,869	2,888,237

Beverages – 0.6%
Anheuser-Busch InBev Worldwide, Inc., 0.80%, 7/15/15		12,780	12,813,432

Corporate Bonds	Par (000)		Value

Biotechnology – 0.4%
Amgen, Inc., 1.88%, 11/15/14	USD	8,080	$8,263,174

Capital Markets – 3.0%
Credit Suisse New York:
5.50%, 5/01/14 (e)		2,225	2,367,384
3.50%, 3/23/15 (e)		1,850	1,950,912
The Goldman Sachs Group, Inc.:
3.30%, 5/03/15		12,830	13,372,157
6.25%, 9/01/17 (e)		22,336	26,347,925
5.95%, 1/18/18		19,180	22,319,632
Murray Street Investment Trust I, 4.65%, 3/09/17 (c)		2,315	2,504,013

			68,862,023

Chemicals – 1.5%
Airgas, Inc.:
2.85%, 10/01/13		3,365	3,420,809
4.50%, 9/15/14		2,880	3,039,362
Ecolab, Inc., 1.00%, 8/09/15		9,629	9,655,894
Methanex Corp., 3.25%, 12/15/19		11,410	11,476,361
Nova Chemicals Corp., 8.38%, 11/01/16		6,000	6,570,000

			34,162,426

Commercial Banks – 5.6%
ANZ New Zealand International Ltd., 1.85%, 10/15/15 (a)		6,280	6,398,818
BBVA U.S. Senior SAU, 4.66%, 10/09/15		22,425	22,992,734
BNP Paribas SA, 2.38%, 9/14/17 (e)		11,115	11,274,467
CIT Group, Inc.:
5.25%, 4/01/14 (a)		7,294	7,549,290
4.75%, 2/15/15 (a)		7,992	8,311,680
City National Corp., 5.13%, 2/15/13		4,700	4,723,528
Credit Agricole SA, 3.00%, 10/01/17 (a)		12,370	12,667,622
HSBC USA, Inc., 1.63%, 1/16/18		10,000	10,009,080
ING Bank NV:
1.36%, 3/15/13 (a)(b)		7,910	7,921,857
2.00%, 9/25/15 (a)		11,290	11,373,546
Regions Financial Corp., 4.88%, 4/26/13		5,776	5,833,760
Royal Bank of Scotland Group Plc, 2.55%, 9/18/15		11,240	11,503,128
Santander Holdings USA, Inc., 3.00%, 9/24/15		7,575	7,713,918

			128,273,428

Commercial Services & Supplies – 0.5%
The ADT Corp., 2.25%, 7/15/17 (a)		4,900	4,861,084
Leucadia National Corp., 8.13%, 9/15/15		6,450	7,256,250

			12,117,334

Communications Equipment – 0.2%
Brocade Communications Systems, Inc., 6.63%, 1/15/18		5,275	5,446,438

Computers & Peripherals – 1.1%
Hewlett-Packard Co.:
0.59%, 5/24/13 (b)		11,530	11,496,621
2.63%, 12/09/14		4,780	4,836,251
2.20%, 12/01/15		5,640	5,647,710
NetApp, Inc., 2.00%, 12/15/17		4,000	3,985,744

			25,966,326

Consumer Finance – 2.2%
American Express Centurion Bank, 0.88%, 11/13/15		9,642	9,634,913
American Express Co., 7.25%, 5/20/14		5,000	5,441,035
American Express Credit Corp., 1.75%, 6/12/15		5,860	5,982,732
Capital One Financial Corp., 1.00%, 11/06/15		8,465	8,436,405

BLACKROCK FUNDS II	DECEMBER 31, 2012
53

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Consumer Finance (concluded)
SLM Corp., 5.00%, 10/01/13	USD 21,100	$21,601,125

		51,096,210

Containers & Packaging – 0.1%
Ball Corp., 7.13%, 9/01/16	2,500	2,675,000

Diversified Financial Services – 9.5%
ABB Treasury Center USA, Inc., 2.50%, 6/15/16 (a)	5,415	5,630,398
Ally Financial, Inc., 3.13%, 1/15/16	23,000	23,024,771
Bank of America Corp.:
3.88%, 3/22/17 (e)	14,565	15,796,048
6.00%, 9/01/17	8,115	9,502,787
5.65%, 5/01/18	4,595	5,346,021
Citigroup, Inc., 4.45%, 1/10/17	9,190	10,180,682
CNH Capital LLC, 3.88%, 11/01/15 (a)	4,585	4,728,281
Ford Motor Credit Co. LLC:
12.00%, 5/15/15	19,382	23,791,405
8.00%, 12/15/16	21,892	26,433,889
6.63%, 8/15/17	7,673	8,965,640
General Electric Capital Corp.:
1.00%, 12/11/15 (e)	10,000	10,040,240
2.10%, 12/11/19 (e)	1,500	1,504,241
JPMorgan Chase & Co., 2.00%, 8/15/17 (e)	12,193	12,455,101
MBNA Credit Card Master Note Trust:
Series 2003-B4, 5.45%, 2/17/16 (b)	GBP 13,321	22,146,048
Series 2003-C4, 6.10%, 10/19/15 (b)	2,420	3,984,782
Merrill Lynch & Co., Inc., 6.75%, 5/21/13	EUR 5,650	7,618,476
NYSE Euronext, 2.00%, 10/05/17	USD 8,620	8,762,911
Russian Agricultural Bank OJSC Via RSHB
Capital SA, 7.13%, 1/14/14	4,000	4,206,680
Tiers Trust, Series 2012-01, 2.06%, 5/12/14 (a)(b)	12,215	12,245,537

		216,363,938

Diversified Telecommunication Services – 1.3%
British Telecommunications Plc, 2.00%, 6/22/15	9,216	9,474,214
CenturyLink, Inc., 5.50%, 4/01/13	1,870	1,888,597
Intelsat Jackson Holdings SA, 8.50%, 11/01/19	8,440	9,452,800
Qwest Communications International, Inc., 7.13%, 4/01/18	4,079	4,256,041
Qwest Corp., 3.56%, 6/15/13 (b)	250	251,924
Windstream Corp., 8.13%, 8/01/13	3,620	3,755,750

		29,079,326

Electric Utilities – 1.2%
AEP Texas Central Transition Funding LLC, Series A-2, 4.98%, 7/01/15	1,476	1,479,092
CMS Energy Corp., 4.25%, 9/30/15	2,395	2,541,236
Duke Energy Corp., 1.63%, 8/15/17	1,500	1,503,918
Exelon Generation Co. LLC, 6.20%, 10/01/17	8,193	9,675,237
Great Plains Energy, Inc., 2.75%, 8/15/13	5,400	5,455,976
Kentucky Power Co., 6.00%, 9/15/17 (a)	1,000	1,160,704
Pepco Holdings, Inc., 2.70%, 10/01/15	3,765	3,897,212
Southern Power Co., 4.88%, 7/15/15	2,432	2,663,879

		28,377,254

Electrical Equipment – 0.3%
Roper Industries, Inc., 1.85%, 11/15/17	7,510	7,504,390

Electronic Equipment, Instruments & Components – 0.4%
Corning, Inc., 1.45%, 11/15/17	1,403	1,408,519
Jabil Circuit, Inc., 7.75%, 7/15/16	6,642	7,804,350

		9,212,869

Corporate Bonds	Par (000)	Value

Energy Equipment & Services – 1.0%
Diamond Offshore Drilling, Inc., 4.88%, 7/01/15	USD 7,175	$7,907,560
SESI LLC, 6.88%, 6/01/14	5,980	5,987,475
Transocean, Inc.:
4.95%, 11/15/15	5,659	6,196,181
2.50%, 10/15/17	2,495	2,521,247

		22,612,463

Food Products – 0.3%
Nabisco, Inc., 7.55%, 6/15/15	6,425	7,451,002

Health Care Equipment & Supplies – 0.3%
Boston Scientific Corp., 6.25%, 11/15/15	5,605	6,315,294

Health Care Providers & Services – 1.2%
Aetna, Inc., 1.50%, 11/15/17	3,237	3,243,545
Coventry Health Care, Inc.:
6.13%, 1/15/15	3,750	4,096,744
5.95%, 3/15/17	5,340	6,207,488
McKesson Corp., 0.95%, 12/04/15	2,700	2,703,799
Tenet Healthcare Corp., 10.00%, 5/01/18	4,745	5,397,438
WellPoint, Inc., 1.25%, 9/10/15	4,918	4,956,892

		26,605,906

Hotels, Restaurants & Leisure – 0.2%
Carnival Corp., 1.88%, 12/15/17	4,369	4,374,933

Household Durables – 0.1%
Newell Rubbermaid, Inc., 2.05%, 12/01/17	2,406	2,437,995

Independent Power Producers & Energy Traders – 0.3%
Constellation Energy Group, Inc., 4.55%, 6/15/15	3,363	3,629,851
TransAlta Corp., 5.75%, 12/15/13	2,860	2,978,613

		6,608,464

Industrial Conglomerates – 0.8%
Danaher Corp., 5.63%, 1/15/18	1,732	2,083,076
Eaton Corp., 0.95%, 11/02/15 (a)	10,029	10,059,508
Pentair Finance SA:
1.35%, 12/01/15 (a)	4,480	4,476,031
1.88%, 9/15/17 (a)	1,277	1,280,753

		17,899,368

Insurance – 3.5%
American International Group, Inc.:
3.00%, 3/20/15	22,940	23,869,437
4.88%, 9/15/16	892	997,685
AXA SA, 6.00%, 6/18/13	EUR 7,820	10,582,031
Lincoln National Corp., 4.30%, 6/15/15	USD 10,880	11,703,997
MetLife Institutional Funding II, 1.63%, 4/02/15 (a)(e)	8,450	8,608,530
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (a)	742	788,820
Pacific Life Global Funding, 5.15%, 4/15/13 (a)	3,786	3,836,308
Principal Financial Group, Inc., 1.85%, 11/15/17	4,225	4,247,354
Principal Life Global Funding II, 1.13%, 9/18/15 (a)	9,610	9,628,903
XL Group Plc, 5.25%, 9/15/14	5,300	5,643,636

		79,906,701

IT Services – 0.6%
Computer Sciences Corp., 2.50%, 9/15/15	5,631	5,741,683
The Western Union Co., 2.38%, 12/10/15	8,000	8,037,040

		13,778,723

54	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc., 5.50%, 9/14/15	USD 2,315	$2,579,618

Machinery – 0.3%
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14	6,530	7,226,790

Media – 2.5%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.13%, 2/15/16	9,460	9,906,805
2.40%, 3/15/17	185	189,499
DISH DBS Corp.:
7.75%, 5/31/15	5,500	6,153,125
4.63%, 7/15/17	4,220	4,399,350
The Interpublic Group of Cos., Inc.:
6.25%, 11/15/14	14,470	15,663,775
2.25%, 11/15/17	4,565	4,499,314
Time Warner Cable, Inc., 7.50%, 4/01/14	8,326	9,021,671
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP 4,020	7,070,496

		56,904,035

Metals & Mining – 1.9%
Anglo American Capital Plc, 9.38%, 4/08/14 (a)	USD 8,482	9,324,432
FMG Resources August 2006 Pty Ltd., 7.00%, 11/01/15 (a)	4,220	4,431,000
Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15	4,845	4,834,845
Xstrata Finance Canada Ltd.:
2.85%, 11/10/14 (a)	5,005	5,137,132
2.45%, 10/25/17 (a)	20,000	20,193,880

		43,921,289

Multiline Retail – 0.3%
Dollar General Corp., 4.13%, 7/15/17	5,745	6,032,250

Multi-Utilities – 0.9%
CenterPoint Energy, Inc., Series B, 6.85%, 6/01/15	4,865	5,491,257
CMS Energy Corp., 6.88%, 12/15/15	1,727	1,956,309
Consumers Energy Co., 5.00%, 3/15/15	3,160	3,448,748
Nisource Finance Corp., 5.25%, 9/15/17	1,000	1,143,812
Sempra Energy, 8.90%, 11/15/13	7,411	7,927,080

		19,967,206

Office Electronics – 0.6%
Xerox Corp., 1.71%, 9/13/13 (b)	12,460	12,541,700

Oil, Gas & Consumable Fuels – 5.2%
Chesapeake Energy Corp., 6.50%, 8/15/17	4,220	4,578,700
Murphy Oil Corp., 2.50%, 12/01/17	12,210	12,285,299
Nexen, Inc., 5.20%, 3/10/15	6,580	7,101,820
ONEOK Partners LP, 2.00%, 10/01/17	2,690	2,712,359
Petrohawk Energy Corp.:
10.50%, 8/01/14	7,769	8,273,985
7.88%, 6/01/15	5,136	5,362,677
7.25%, 8/15/18	10,280	11,605,575
Pioneer Natural Resources Co., 5.88%, 7/15/16	21,465	24,338,949
Rockies Express Pipeline LLC, 6.25%, 7/15/13 (a)	10,635	10,874,287
Ruby Pipeline LLC, 4.50%, 4/01/17 (a)	3,985	4,296,008
Sabine Pass LNG LP, 7.50%, 11/30/16	1,690	1,863,225
Southeast Supply Header LLC, 4.85%, 8/15/14 (a)	6,120	6,380,932
Tennessee Gas Pipeline Co. LLC, 8.00%, 2/01/16	11,260	13,390,887

Corporate Bonds	Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Texas Eastern Transmission LP, 6.00%, 9/15/17 (a)	USD 4,590	$5,497,080

		118,561,783

Paper & Forest Products – 0.4%
Celulosa Arauco y Constitucion SA:
5.13%, 7/09/13	4,485	4,557,809
5.63%, 4/20/15	4,015	4,339,966

		8,897,775

Pharmaceuticals – 2.0%
AbbVie, Inc., 1.20%, 11/06/15 (a)(e)	20,000	20,133,620
Takeda Pharmaceutical Co. Ltd., 1.63%, 3/17/17 (a)(e)	16,670	16,910,881
Valeant Pharmaceuticals International:
6.50%, 7/15/16 (a)	3,617	3,802,371
6.75%, 10/01/17 (a)	1,518	1,639,440
Watson Pharmaceuticals, Inc., 1.88%, 10/01/17	2,340	2,370,769

		44,857,081

Professional Services – 0.2%
The Dun & Bradstreet Corp., 3.25%, 12/01/17	3,806	3,846,313

Real Estate Investment Trusts (REITs) – 0.7%
Health Care REIT, Inc., 5.88%, 5/15/15	2,000	2,207,542
Nationwide Health Properties, Inc., 6.59%, 7/07/38	1,400	1,701,686
Ventas Realty LP/Ventas Capital Corp.:
3.13%, 11/30/15	1,100	1,159,656
2.00%, 2/15/18	11,000	11,007,106

		16,075,990

Real Estate Management & Development – 0.1%
Trafford Centre Finance Ltd., 0.73%, 7/28/15 (b)	GBP 972	1,555,544

Road & Rail – 1.6%
Asciano Finance Ltd., 3.13%, 9/23/15 (a)	USD 12,620	12,926,212
CSX Corp., 5.50%, 8/01/13	1,258	1,293,337
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.13%, 5/11/15 (a)	13,042	13,307,274
3.38%, 3/15/18 (a)	9,215	9,297,622

		36,824,445

Semiconductors & Semiconductor Equipment – 1.7%
Intel Corp, 1.35%, 12/15/17 (e)	22,500	22,493,497
Maxim Integrated Products, Inc., 3.45%, 6/14/13	7,950	8,052,412
Texas Instruments, Inc., 1.65%, 8/03/19	7,719	7,701,717

		38,247,626

Software – 0.1%
Autodesk, Inc., 1.95%, 12/15/17	1,750	1,741,303

Specialty Retail – 0.6%
AutoZone, Inc., 5.50%, 11/15/15	4,355	4,895,399
Best Buy Co., Inc., 7.25%, 7/15/13	3,180	3,219,750
Staples, Inc., 9.75%, 1/15/14	5,200	5,653,419

		13,768,568

Tobacco – 0.9%
B.A.T. International Finance Plc:
8.13%, 11/15/13 (a)	1,474	1,563,517
1.40%, 6/05/15 (a)	10,685	10,838,212
2.13%, 6/07/17 (a)	5,500	5,635,630

BLACKROCK FUNDS II	DECEMBER 31, 2012
55

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Tobacco (concluded)
Reynolds American, Inc., 1.05%, 10/30/15	USD	1,250	$1,249,614

			19,286,973

Trading Companies & Distributors – 0.2%
United Rentals North America, Inc., 5.75%, 7/15/18 (a)		4,220	4,547,050

Wireless Telecommunication Services – 2.2%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (d)		23,513	23,524,757
America Movil SAB de CV, 2.38%, 9/08/16		3,170	3,294,844
CC Holdings GS V LLC, 2.38%, 12/15/17 (a)		1,500	1,507,334
SBA Tower Trust, 4.25%, 4/15/40 (a)		3,540	3,719,057
Sprint Nextel Corp., 9.00%, 11/15/18 (a)		8,440	10,423,400
Vodafone Group Plc, 1.25%, 9/26/17		8,188	8,163,256

			50,632,648

Total Corporate Bonds – 60.5%			1,379,227,989

Foreign Agency Obligations – 0.2%	Par (000)		Value

Petrobras International Finance Co., 3.88%, 1/27/16		4,865	5,132,590

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations – 4.6%
Arran Residential Mortgages Funding Plc, Series 2011-1A, Class A2C, 1.76%, 11/19/47 (a)(b)		15,930	16,229,245
Banc of America Mortgage Trust, Series 2003-J, Class 2A1, 3.17%,11/25/33 (b)		1,773	1,800,113
BCAP LLC Trust, Series 2010-RR6, Class 9A6, 0.56%, 7/26/37 (a)(b)		3,973	3,805,396
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2004-5, Class 2A, 3.33%,7/25/34 (b)		2,443	2,431,036
Series 2004-7, Class 4A, 3.09%,10/25/34 (b)		1,523	1,473,592
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.12%, 12/25/35 (a)(b)(f)		25	24,686
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.75%, 2/25/35 (b)		1,070	973,150
Series 2005-17, Class 1A6, 5.50%, 9/25/35		4,969	4,842,050
Series 2005-HYB8, Class 2A1, 3.00%, 12/20/35 (b)		2,441	1,968,581
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 1A1, 2.63%, 2/25/35 (b)		464	437,413
Fosse Master Issuer Plc, Series 2012-1X, Class 2A3, 1.98%, 10/18/54 (b)	GBP	12,730	21,151,232
Gosforth Funding Plc:
Series 2011-1, Class A1A, 1.83%, 4/24/47 (b)		1,158	1,886,346
Series 2012-1, Class A, 2.07%, 12/19/47 (b)		3,545	5,908,296
GS Mortgage Securities Corp. II,
Series 2000-1A, Class A, 0.91%, 3/20/23 (a)(b)	USD	236	204,003
Holmes Master Issuer Plc, Series 2012-1X, Class A2, 1.99%, 10/15/54 (b)		5,740	5,876,755
HomeBanc Mortgage Trust, Series 2005-3, Class A1, 0.45%, 7/25/35 (b)		4,163	3,615,942
Lanark Master Issuer Plc, Series 2012-2A, Class 1A, 1.71%, 12/22/54 (a)(b)		7,790	7,975,270

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
MortgageIT Trust, Series 2004-1, Class A1, 0.99%, 11/25/34 (b)	USD	4,061	$3,887,893
National RMBS Trust, Series 2012-2, Class A1, 4.22%, 6/20/44 (b)	AUD	8,500	8,808,587
Opteum Mortgage Acceptance Corp., Series 2005-4, Class 1A1B, 0.49%, 11/25/35 (b)	USD	2,332	2,313,318
Residential Asset Securitization Trust, Series 2005-A5, Class A12, 0.51%, 5/25/35 (b)		1,816	1,730,609
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, 0.51%, 9/25/34 (b)		2,072	1,708,628
Structured Mortgage Asset Residential Trust, Series 1991-1, Class H, 8.25%, 6/25/22		2	1,938
Superannuation Members Home Loans Global Fund, Series 2007-1, Class A2, 0.26%, 6/12/40 (b)	EUR	4,705	6,150,903
Walsh Acceptance, Series 1997-2, Class A, 2.21%, 3/01/27 (a)(b)	USD	22	2,847

			105,207,829

Commercial Mortgage-Backed Securities – 12.1%
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3, 5.74%, 6/11/50		6,491	6,754,423
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B, 5.21%, 12/11/49		301	304,843
Commercial Mortgage Pass-Through Certificates:
Series 2001-J2A, Class A2, 6.10%, 7/16/34 (a)		24	24,139
Series 2007-C4, Class A3, 5.76%, 9/15/39 (b)		9,375	9,750,319
Series 2007-C5, Class AAB, 5.62%, 9/15/40 (b)		6,493	6,927,200
Series 2008-C1, Class A2, 6.05%, 2/15/41 (b)		4,659	4,784,665
Series 2010-C1, Class A1, 3.16%, 7/10/46 (a)		11,109	11,729,301
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46 (a)		8,113	8,775,052
Deutsche Bank ReREMIC Trust:
Series 2011-C32, Class A3A, 5.74%, 6/17/49 (a)(b)		14,940	17,506,378
Series 2012-EZ1, Class A, 0.95%, 9/24/45 (a)		11,208	11,236,883
Eclipse Ltd., Series 2007-1X, Class A, 0.70%, 1/25/20 (b)	GBP	6,572	10,141,647
German Residential Asset Note Distributor Plc, Series 1, Class C, 0.93%, 7/20/16 (b)	EUR	6,694	8,482,847
GMAC Commercial Mortgage Securities, Inc., Series 2004-C2, Class A4, 5.30%, 8/10/38 (b)	USD	12,505	13,261,540
GS Mortgage Securities Corp. II:
Series 2006-GG6, Class A2, 5.51%, 4/10/38 (b)		2,472	2,550,271
Series 2006-GG8, Class A2, 5.48%, 11/10/39		943	958,894
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		10,925	11,534,254
Series 2007-LD11, Class A2, 5.80%, 6/15/49 (b)		3,882	4,003,679
Series 2007-LD11, Class ASB, 5.81%, 6/15/49 (b)		6,012	6,566,380
Series 2007-LD12, Class A2, 5.83%, 2/15/51		3,754	3,852,618

56	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)	USD	12,540	$14,970,102
LCP Proudreed Plc, Series 1, Class A, 0.78%, 8/25/16 (b)	GBP	3,337	5,000,642
Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class A4, 5.24%, 11/12/35 (b)	USD	9,190	9,431,697
Morgan Stanley Capital I Trust:
Series 2012-C4, Class C, 5.53%, 3/15/45 (a)(b)		1,500	1,688,004
Series 2012-C4, Class D, 5.53%, 3/15/45 (a)(b)		2,000	2,132,506
Morgan Stanley ReREMIC Trust:
Series 2009-GG10, Class A4A, 5.79%, 8/12/45 (a)(b)		7,260	8,470,460
Series 2010-GG10, Class A4A, 5.79%, 8/15/45 (a)(b)		7,260	8,470,460
Series 2010-R5, Class 5A, 0.46%, 1/26/37 (a)(b)		1,665	1,635,180
Series 2011-IO, Class A, 2.50%, 3/23/51 (a)		1,566	1,580,408
Series 2012-IO, Class AXB1, 1.00%, 12/01/42 (a)		9,602	9,583,931
Motel 6 Trust:
Series 2012-MTL6, Class A1, 1.50%, 10/05/25 (a)		3,605	3,591,341
Series 2012-MTL6, Class A2, 1.95%, 10/05/25 (a)		15,935	16,054,066
ORES NPL LLC, Series 2012-LV1, Class A, 4.00%, 9/25/44 (a)		3,797	3,811,004
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (a)		5,450	5,477,250
Talisman Finance Plc, Series 6, Class A, 0.39%, 10/22/16 (b)	EUR	7,898	9,486,771
Wells Fargo ReREMIC Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)	USD	7,765	7,792,842
WF-RBS Commercial Mortgage Trust:
Series 2011-C2, Class A2, 3.79%, 2/15/44 (a)		8,865	9,599,873
Series 2012-C9, Class XA, 2.29%, 11/15/45 (a)(b)		59,263	8,462,699
Windermere CMBS Plc, Series XI-X, Class A, 0.77%, 4/24/17 (b)	GBP	6,269	9,827,857

			276,212,426

Interest Only Commercial Mortgage-Backed Securities – 1.2%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR2, Class XA, 1.97%, 8/15/45 (b)	USD	18,553	2,344,189
Series 2012-CR3, Class XA, 2.22%, 11/15/45 (b)		38,334	5,475,683
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, 1.94%, 8/15/45 (a)(b)		86,167	9,645,968
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class XA, 1.83%, 5/10/63 (a)(b)		58,513	6,129,756
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.09%, 5/25/36 (a)(b)		8,962	147,439
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class XA, 2.26%, 8/15/45 (a)(b)		33,016	4,464,517

			28,207,552

Total Non-Agency Mortgage-Backed Securities – 17.9%			409,627,807

Taxable Municipal Bonds	Par (000)		Value

Citizens Property Insurance Corp. RB, Series A3, 1.88%, 6/01/13 (b)	USD	10,640	$10,704,904
New York City Industrial Development Agency RB, 8.00%, 8/01/13 (g)(h)		9,800	9,799,902
Ohio State Water Development Authority RB, 3.38%, 7/01/33		6,000	6,183,300
State of California GO:
5.10%, 8/01/14		2,240	2,336,925
3.95%, 11/01/15		2,375	2,570,225
State of California Various Purposes GO, 5.65%, 4/01/39 (b)		8,870	8,978,480
State of Illinois GO, 4.07%, 1/01/14		11,015	11,346,331

Total Taxable Municipal Bonds – 2.3%			51,920,067

U.S. Government Sponsored Agency Securities	Par (000)		Value

Collateralized Mortgage Obligations – 2.5%
Fannie Mae:
Series 1997-20, Class FB, 0.63%, 3/25/27 (b)		689	679,996
Series 2002-T6, Class A1, 3.31%, 2/25/32		537	555,623
Series 2011-48, Class MG, 2.00%, 6/25/26 (c)		10,838	11,489,477
Series 2011-84, Class MG, 2.00%, 9/25/26 (c)		11,623	12,312,008
Freddie Mac:
Series 1165, Class LD, 7.00%, 11/15/21		378	424,934
Series 2577, Class UC, 5.00%, 2/15/18		545	582,534
Series 3710, Class MG, 2.00%, 8/15/25 (c)		5,078	5,365,093
Series 3959, Class MA, 4.50%, 11/15/41		10,855	12,061,386
Series 3986, Class M, 4.50%, 9/15/41		10,077	10,788,919
Ginnie Mae, Series 2006-6, Class C, 5.00%, 2/16/44 (b)		2,595	2,733,200

			56,993,170

Commercial Mortgage-Backed Securities – 0.0%
Freddie Mac Multi-Family Structured Pass-Through Certificates:
Series K003, Class A1, 2.23%, 7/25/13		48	48,029
Series K003, Class A2, 3.61%, 6/25/14		210	214,953

			262,982

Interest Only Collateralized Mortgage Obligations – 1.4%
Fannie Mae:
Series 2010-126, Class UI, 5.50%, 10/25/40		44,412	6,768,443
Series 2012-M9, Class X1, 4.08%, 12/25/17 (b)		74,013	12,357,252
Freddie Mac:
Series K021, Class X1, 1.51%, 6/25/22 (b)		37,494	4,168,085
Series K710, Class X1, 1.78%, 5/25/19 (b)		46,886	4,471,311
Ginnie Mae, Series 2012-120, Class IO, 1.01%, 2/16/53 (b)		44,870	3,763,765

			31,528,856

Mortgage-Backed Securities – 5.7%
Fannie Mae Mortgage-Backed Securities:
2.50%, 12/01/27-1/01/28 (e)(i)		113,413	118,664,567
4.54%, 4/01/14		5,314	5,546,232
5.00%, 4/01/21		10	11,119

BLACKROCK FUNDS II	DECEMBER 31, 2012
57

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value

Mortgage-Backed Securities (concluded)
5.50%, 6/01/20-10/01/21	USD	3,062	$3,316,555
6.00%, 2/01/17		22	23,428
6.50%, 4/01/21		820	897,785
7.00%, 3/01/15-11/01/17		486	517,126
7.50%, 4/01/15-8/01/16		289	307,368

			129,284,180

Total U.S. Government Sponsored Agency Securities – 9.6%			218,069,188

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Notes:
0.25%, 1/31/14-4/30/14 (e)	72,340	72,381,764
0.13%, 7/31/14	67,800	67,686,096
1.25%, 8/31/15 (e)	86,555	88,658,027
0.50%, 7/31/17 (e)	44,775	44,505,634
0.63%, 8/31/17 (e)	56,900	56,846,628
0.75%, 12/31/17	23,000	23,037,743
3.63%, 8/15/19 (e)	15,750	18,340,135
1.63%, 11/15/22	6,330	6,260,762

Total U.S. Treasury Obligations – 16.6%		377,716,789

Total Long-Term Investments
(Cost – $2,827,171,736) – 125.6%		2,864,691,537

Short-Term Securities		Par (000)/ Shares	Value

Commercial Paper – 0.0%
BP Capital Markets Plc, 0.81%, 2/11/13	USD	675,000	$674,899

Money Market Fund – 0.2%
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.11% (f)(j)		2,961,651	2,961,651

Total Short-Term Securities
(Cost – $3,636,051) – 0.2%			3,636,550

Options Purchased	Value

(Cost – $1,535,000) – 0.0%	19,965

Total Investments Before Options Written
(Cost – $2,832,342,787*) – 125.8%	2,868,348,052

Options Written	Value

(Premiums Received – $ 2,167,000) – (0.1)%	(1,427,811)

Total Investments Net of Options Written – 125.7%	2,866,920,241
Liabilities in Excess of Other Assets – (25.7)%	(586,344,321)

Net Assets – 100.0%	$2,280,575,920

Notes to Schedule of Investments
*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,832,359,832

Gross unrealized appreciation	$47,292,135
Gross unrealized depreciation	(11,303,915)

Net unrealized appreciation	$35,988,220

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	Convertible security.
(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Par Held at September 30, 2012	Shares/Par Purchased		Shares/Par Sold	Shares/Par Held at December 31, 2012	Value at December 31, 2012	Income	Realized Gain

BlackRock Liquidity Funds, TempFund, Institutional Class	—	2,961,651	[1]	—	2,961,651	$2,961,651	$11,740	$231
BlackRock Capital Finance LP, Series 1997-R2, Class AP	46,989	—		(22,303)	24,686	$24,686	$123	$128

[1]	Represents net shares purchased.
(g)	Non-income producing security.
(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(i)	Represents or includes a TBA transaction. Unsettled TBA transactions as of December 31, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation

Deutsche Bank AG	$34,714,750	$53,173
Barclays Plc	$52,072,125	$77,813

(j)	Represents the current yield as of report date.

58	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—	Reverse repurchase agreements outstanding as of December 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

Citigroup, Inc.	0.12%	7/19/12	Open	$43,003,688	$43,027,627
Credit Suisse Group AG	0.20%	8/21/12	Open	3,635,226	3,637,932
Credit Suisse Group AG	0.20%	8/21/12	Open	5,486,782	5,490,867
UBS AG	0.34%	8/23/12	Open	5,966,000	5,973,438
Bank of America Corp.	0.26%	9/13/12	Open	67,630,500	67,684,717
Bank of America Corp.	0.27%	10/05/12	Open	56,971,125	57,009,153
UBS AG	0.34%	10/10/12	Open	25,183,840	25,203,819
Bank of America Corp.	0.27%	10/18/12	Open	44,327,250	44,352,517
BNP Paribas SA	0.20%	11/07/12	Open	18,545,625	18,551,395
Barclays Plc	0.45%	12/04/12	Open	7,640,000	7,642,770
Bank of America Corp.	0.28%	12/07/12	Open	89,043,456	89,061,463
Bank of America Corp.	0.22%	12/10/12	Open	19,524,375	19,527,119
Bank of America Corp.	0.23%	12/10/12	Open	9,890,000	9,891,453
BNP Paribas SA	0.35%	12/13/12	Open	10,748,205	10,750,295
BNP Paribas SA	0.35%	12/13/12	Open	21,510,000	21,514,183
BNP Paribas SA	0.35%	12/13/12	Open	9,525,000	9,526,852
BNP Paribas SA	0.35%	12/13/12	Open	1,426,500	1,426,777
BNP Paribas SA	0.35%	12/17/12	Open	2,263,937	2,264,289
BNP Paribas SA	0.35%	12/17/12	Open	1,874,050	1,874,342
Credit Suisse Group AG	0.37%	12/17/12	Open	11,888,175	11,890,008
Credit Suisse Group AG	0.37%	12/17/12	Open	8,196,500	8,197,764
Credit Suisse Group AG	0.37%	12/17/12	Open	15,202,219	15,204,563
Deutsche Bank AG	0.39%	12/18/12	1/14/13	30,864,512	30,873,540
Credit Suisse Group AG	0.37%	12/20/12	Open	16,107,387	16,109,539

Total				$ 526,454,352	$ 526,686,422

1 Certain agreements have no stated maturity and can be terminated by either party at any time.

—	Financial futures contracts as of December 31, 2012 were as follows:

Contracts Purchased/(Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation

16	Euro Dollar Futures	Chicago Mercantile	March 2013	USD	3,988,000	$9,844
2,640	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2013	USD	582,037,500	145,649
(2,791)	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2013	USD	(347,239,650)	325,594
(426)	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2013	USD	(56,564,812)	298,196
30	Euro Dollar Futures	Chicago Mercantile	June 2013	USD	7,475,625	69,036
22	Euro Dollar Futures	Chicago Mercantile	September 2013	USD	5,481,025	36,163
28	Euro Dollar Futures	Chicago Mercantile	December 2013	USD	6,973,750	73,330
21	Euro Dollar Futures	Chicago Mercantile	March 2014	USD	5,228,738	37,236
12	Euro Dollar Futures	Chicago Mercantile	December 2014	USD	2,983,200	15,483
12	Euro Dollar Futures	Chicago Mercantile	March 2015	USD	2,981,400	18,483

Total						$1,029,014

BLACKROCK FUNDS II	DECEMBER 31, 2012
59

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

—	Foreign currency exchange contracts as of December 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	161,000	USD	259,684	Citigroup, Inc.	1/16/13	$ 1,841
GBP	8,260,000	USD	13,272,168	Citigroup, Inc.	1/16/13	145,219
USD	12,732,405	AUD	12,192,742	Deutsche Bank AG	1/16/13	86,821
USD	24,911,936	AUD	23,800,000	Deutsche Bank AG	1/16/13	227,997
USD	1,176,498	GBP	732,000	BNP Paribas SA	1/16/13	(12,549)
USD	96,715	GBP	60,000	Citigroup, Inc.	1/16/13	(748)
USD	5,148,676	GBP	3,189,854	Deutsche Bank AG	1/16/13	(32,862)
USD	79,573,843	GBP	49,645,500	Goldman Sachs Group, Inc.	1/16/13	(1,069,364)
USD	5,952,204	GBP	3,738,000	Goldman Sachs Group, Inc.	1/16/13	(119,732)
USD	2,164,531	GBP	1,356,000	UBS AG	1/16/13	(38,129)
USD	2,817,964	GBP	1,757,000	UBS AG	1/16/13	(36,073)
EUR	3,755,000	USD	4,919,763	Bank of New York Mellon Corp.	1/23/13	37,682
EUR	10,770,000	USD	13,938,706	Deutsche Bank AG	1/23/13	280,118
USD	1,958,914	EUR	1,502,000	Citigroup, Inc.	1/23/13	(24,064)
USD	2,758,349	EUR	2,164,000	JPMorgan Chase & Co.	1/23/13	(98,618)
USD	54,822,437	EUR	41,739,900	UBS AG	1/23/13	(283,626)
USD	8,001,064	EUR	6,179,000	UBS AG	1/23/13	(156,607)
USD	4,333,046	EUR	3,354,000	UBS AG	1/23/13	(94,989)
CAD	3,385,164	NZD	4,115,000	BNP Paribas SA	2/15/13	9,349
NOK	7,800,000	SEK	9,144,002	Citigroup, Inc.	2/15/13	(3,528)
NOK	38,305,000	SEK	44,979,646	Goldman Sachs Group, Inc.	2/15/13	(28,752)

Total						$(1,210,614)

—	Over-the-counter interest rate swaptions purchased as of December 31, 2012 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
5-Year Interest Rate Swap	Goldman Sachs Group, Inc.	Put	1.85%	Pay	3-month LIBOR	4/17/13	USD 150,000	$19,965

—	Over-the-counter interest rate swaptions written as of December 31, 2012 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.00%	Pay	3-month LIBOR	7/11/14	USD 110,000	$ (570,515)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.00%	Receive	3-month LIBOR	7/11/14	USD 110,000	(857,296)

Total								$(1,427,811)

—	Credit default swaps – buy protection outstanding as of December 31, 2012 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Hershey Foods Co.	1.00%	Credit Suisse Group AG	12/20/14	USD	2,900	$ (39,048)
CDX.NA.IG Series 16 Version 1	1.00%	Morgan Stanley	6/20/16	USD	27,900	(194,854)
The Allstate Corp.	1.00%	Deutsche Bank AG	6/20/17	USD	4,744	(57,128)
The Allstate Corp.	1.00%	Morgan Stanley	6/20/17	USD	5,906	(63,245)
Viacom, Inc.	1.00%	JPMorgan Chase & Co.	6/20/17	USD	10,650	(70,863)
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	5,628	(175,486)
Commonwealth Bank of Australia	1.00%	Deutsche Bank AG	9/20/17	USD	11,400	(364,376)

60	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

—	Credit default swaps – buy protection outstanding as of December 31, 2012 were as follows: (concluded)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

General Dynamics Corp.	1.00%	Credit Suisse Group AG	9/20/17	USD	5,410	$ (13,179)
General Electric Capital Corp.	1.00%	Bank of America Corp.	9/20/17	USD	11,200	(254,571)
Lockheed Martin Corp.	1.00%	Credit Suisse Group AG	9/20/17	USD	5,410	(34,251)
Morgan Stanley	1.00%	Credit Suisse Group AG	9/20/17	USD	11,200	(869,516)
Nabors Industries Ltd.	1.00%	Bank of America Corp.	9/20/17	USD	11,200	(267,215)
National Australia Bank Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	11,400	(324,492)
Northrop Grumman Corp.	1.00%	Credit Suisse Group AG	9/20/17	USD	5,410	(24,878)
Raytheon Co.	1.00%	Credit Suisse Group AG	9/20/17	USD	5,410	(22,366)
Safeway, Inc.	1.00%	JPMorgan Chase & Co.	9/20/17	USD	2,170	(137,917)
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD	5,628	(175,420)
ConAgra Foods, Inc.	1.00%	JPMorgan Chase & Co.	3/20/18	USD	8,200	(13,180)
MCDX.NA Series 16 Version 1	1.00%	Morgan Stanley	6/20/21	USD	16,000	314,337

Total						$(2,787,648)

—	Credit default swaps – sold protection outstanding as of December 31, 2012 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation

CDX.NA.IG Series 16 Version 1	1.00%	Morgan Stanley	6/20/16	BBB+	USD	20,800	$ 433,946
CDX.NA.IG Series 16 Version 1	1.00%	Morgan Stanley	6/20/16	BBB+	USD	7,100	126,728
Comcast Corp.	1.00%	JPMorgan Chase & Co.	6/20/17	BBB+	USD	10,650	53,312
Travelers Co., Inc.	1.00%	Deutsche Bank AG	6/20/17	A	USD	4,744	46,170
Travelers Co., Inc.	1.00%	Morgan Stanley	6/20/17	A	USD	5,906	52,126
Aetna, Inc.	1.00%	JPMorgan Chase & Co.	9/20/17	A-	USD	22,320	165,855
Pfizer, Inc.	1.00%	JPMorgan Chase & Co.	9/20/17	AA	USD	22,460	132,158
United Technologies Corp.	1.00%	Credit Suisse Group AG	9/20/17	A	USD	22,340	206,176
Verizon Communications, Inc.	1.00%	Credit Suisse Group AG	9/20/17	A-	USD	22,340	155,775
MCDX.NA Series 14	0.00%	Goldman Sachs Group, Inc.	6/20/20	AA	USD	8,000	702,950

Total							$2,075,196

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Interest rate swaps outstanding as of December 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

0.56%[1]	3-month LIBOR	Morgan Stanley	5/10/14	USD	185,000	$ 555,702
0.43%[2]	3-month LIBOR	Credit Suisse Group AG	8/03/14	USD	64,950	(146,820)
0.43%[2]	3-month LIBOR	Deutsche Bank AG	8/03/14	USD	67,800	(160,023)
0.39%[2]	3-month LIBOR	Deutsche Bank AG	10/11/14	USD	131,300	(39,201)
1.08%[2]	3-month LIBOR	Morgan Stanley	5/10/17	USD	74,900	(1,191,655)

Total						$ (981,997)

[1]	Fund pays the floating rate and receives the fixed rate.
[2]	Fund pays the fixed rate and receives the floating rate.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar

BLACKROCK FUNDS II	DECEMBER 31, 2012
61

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$371,709,612	$47,857,495	$419,567,107
Capital Trusts	—	3,430,000	—	3,430,000
Corporate Bonds	—	1,343,457,695	35,770,294	1,379,227,989
Foreign Agency Obligations	—	5,132,590	—	5,132,590
Non-Agency Mortgage-Backed Securities	—	383,329,743	26,298,064	409,627,807
Taxable Municipal Bonds	—	51,920,067	—	51,920,067
U.S. Government Sponsored Agency Securities	—	218,069,188	—	218,069,188
U.S. Treasury Obligations	—	377,716,789	—	377,716,789
Short-Term Securities	$2,961,651	674,899	—	3,636,550
Options Purchased:
Interest Rate Contracts	—	19,965	—	19,965

Total	$2,961,651	$2,755,460,548	$109,925,853	$2,868,348,052

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$2,389,533	—	$2,389,533
Foreign currency exchange contracts	—	789,027	—	789,027
Interest rate contracts	$1,029,014	555,702	—	1,584,716
Liabilities:
Credit contracts	—	(3,101,985)	—	(3,101,985)
Foreign currency exchange contracts	—	(1,999,641)	—	(1,999,641)
Interest rate contracts	—	(2,965,510)	—	(2,965,510)

Total	$1,029,014	$(4,332,874)	—	$(3,303,860)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and written options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and written options are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of December 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency at value	$2,846,515	—	—	$2,846,515
Cash pledged as collateral for financial futures contracts	1,771,000	—	—	1,771,000
Liabilities:
Reverse repurchase agreements	—	$(526,454,352)	—	(526,454,352)
Bank overdraft	—	(520,402)	—	(520,402)

62	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (concluded)	BlackRock Low Duration Bond Portfolio

	Level 1	Level 2	Level 3	Total

Cash received as collateral for swap contracts	–	$(4,570,000)	–	$(4,570,000)

Total	$4,617,515	$(531,544,754)	–	$(526,927,239)

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2012.

Certain of the Fund’s investments and derivative financial instruments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments and derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Project Loans	Total

Assets:
Opening Balance, as of September 30, 2012	$15,752,501	$12,215,000	$24,905,432	$3,573	$52,876,506
Transfers into Level 3[2]	–	23,984,671	–	–	23,984,671
Transfers out of Level 3[2]	(8,996,000)	–	(13,580,118)	–	(22,576,118)
Accrued discounts/ premiums	(610)	(36,874)	72	–	(37,412)
Net realized gain (loss)	497	–	27	221	745
Net change in unrealized appreciation/ depreciation[3]	34,835	(392,503)	3,799	(148)	(354,017)
Purchases	42,025,924	–	15,065,947	–	57,091,871
Sales	(959,652)	–	(97,095)	(3,646)	(1,060,393)

Closing Balance, as of December 31, 2012	$47,857,495	$35,770,294	$26,298,064	–	$109,925,853

[2]

Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of September 30, 2012, the Fund used observable inputs in determining the value of certain investments. As of December 31, 2012, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $23,984,671 transferred from Level 2 to Level 3 in the disclosure hierarchy. As of September 30, 2012, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2012, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $22,576,118 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	The change in unrealized appreciation/depreciation on investments still held as of December 31, 2012 was $(376,863).

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts
	Assets	Liabilities	Total

Opening Balance, as of September 30, 2012	$734,828	–	$734,828
Transfers into Level 3[4]	–	–	–
Transfers out of Level 3[4]	(734,828)	–	(734,828)
Accrued discounts/premiums	–	–	–
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation/depreciation[5]	–	–	–
Purchases	–	–	–
Issues[6]	–	–	–
Sales	–	–	–
Settlements[7]	–	–	–

Closing Balance, as of December 31, 2012	–	–	–

[4]

Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of September 30, 2012, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2012, the Fund used observable inputs in determing the value of the same investments. As a result, investments with a beginning of period value of $734,828 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[5]	The change in unrealized appreciation/depreciation on swaps still held as of December 31, 2012 was $0.

[6]	Issues represent upfront cash received on certain derivative financial instruments.

[7]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

BLACKROCK FUNDS II	DECEMBER 31, 2012
63

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Secured Credit Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Aerospace & Defense – 0.4%
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17	USD	100	$109,750
Sequa Corp., 7.00%, 12/15/17 (a)		120	120,750

			230,500

Airlines – 0.4%
Aircastle Ltd., 6.25%, 12/01/19 (a)		34	35,445
Continental Airlines 2003-ERJ1 Pass-Through Trust, Series RJO3, 7.88%, 1/02/20		32	32,983
Continental Airlines 2012-3 Pass-Through Certificates, Class C, 6.13%, 4/29/18 (a)		190	190,950

			259,378

Building Products – 0.5%
Building Materials Corp. of America, 6.75%, 5/01/21 (a)		125	138,125
USG Corp., 9.75%, 1/15/18		120	135,900

			274,025

Chemicals – 1.8%
Ashland, Inc., 4.75%, 8/15/22 (a)		55	57,200
Celanese U.S. Holdings LLC, 4.63%, 11/15/22		35	36,663
Huntsman International LLC, 4.88%, 11/15/20 (a)		103	104,159
INEOS Finance Plc, 7.50%, 5/01/20 (a)		175	183,312
Momentive Performance Materials, Inc., 8.88%, 10/15/20 (a)		50	50,500
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)		30	31,350
Perstorp Holding AB, 8.75%, 5/15/17 (a)		200	206,000
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		120	124,200
Tronox Finance LLC, 6.38%, 8/15/20 (a)		245	247,450

			1,040,834

Commercial Services & Supplies – 2.9%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (a)		26	27,300
Ceridian Corp., 8.88%, 7/15/19 (a)		305	330,925
Clean Harbors, Inc.:
5.25%, 8/01/20		52	54,210
5.13%, 6/01/21 (a)		45	46,575
HD Supply, Inc.:
8.13%, 4/15/19 (a)		320	364,800
11.00%, 4/15/20 (a)		175	206,500
11.50%, 7/15/20 (a)		180	202,725
Hertz Holdings Netherlands BV, 8.50%, 7/31/15 (a)	EUR	250	354,739
Laureate Education, Inc., 9.25%, 9/01/19 (a)	USD	125	130,625

			1,718,399

Communications Equipment – 0.1%
Hughes Satellite Systems Corp., 6.50%, 6/15/19		50	55,125

Computers & Peripherals – 0.2%
CDW LLC/CDW Finance Corp., 8.00%, 12/15/18		100	110,625

Consumer Finance – 0.1%
Credit Acceptance Corp., 9.13%, 2/01/17		75	81,937

Containers & Packaging – 0.7%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (a)		250	271,875
Berry Plastics Corp., 9.75%, 1/15/21		110	126,775

			398,650

Distributors – 0.1%
VWR Funding, Inc., 7.25%, 9/15/17 (a)		74	77,700

Corporate Bonds	Par (000)		Value

Diversified Financial Services – 1.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Series 2012-1, Class A, 5.13%, 11/30/24 (a)	USD	200	$209,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18		375	402,656
Nuveen Investments, Inc., 9.13%, 10/15/17 (a)		38	37,335

			648,991

Diversified Telecommunication Services – 0.9%
Avaya, Inc., 7.00%, 4/01/19 (a)		100	93,500
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		112	120,400
Level 3 Communications, Inc., 8.88%, 6/01/19 (a)		60	63,900
Level 3 Financing, Inc., 8.13%, 7/01/19		260	283,400

			561,200

Electric Utilities – 1.4%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
6.88%, 8/15/17 (a)		155	165,075
10.00%, 12/01/20		600	676,500

			841,575

Electrical Equipment – 0.1%
General Cable Corp., 5.75%, 10/01/22 (a)		85	87,975

Electronic Equipment, Instruments & Components – 0.1%
Belden, Inc., 5.50%, 9/01/22 (a)		40	41,100

Energy Equipment & Services – 0.4%
Oil States International, Inc., 5.13%, 1/15/23 (a)		20	20,275
Seadrill Ltd., 5.63%, 9/15/17 (a)		210	208,425

			228,700

Food Products – 0.2%
Post Holdings, Inc., 7.38%, 2/15/22 (a)		35	38,347
Smithfield Foods, Inc., 6.63%, 8/15/22		66	72,930

			111,277

Health Care Equipment & Supplies – 1.1%
Biomet, Inc.:
6.50%, 8/01/20 (a)		169	179,563
6.50%, 10/01/20 (a)		184	182,850
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18 (a)		42	45,885
Hologic, Inc., 6.25%, 8/01/20 (a)		197	212,267
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19 (a)		20	19,025

			639,590

Health Care Providers & Services – 2.9%
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		290	302,325
7.13%, 7/15/20		41	43,767
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22		79	83,246
HCA, Inc.:
6.50%, 2/15/20		67	75,375
5.88%, 3/15/22		530	576,375
4.75%, 5/01/23		130	132,275

64	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Health Care Providers & Services (concluded)
Tenet Healthcare Corp.:
8.88%, 7/01/19	USD	350	$392,000
6.75%, 2/01/20 (a)		45	46,350
4.75%, 6/01/20 (a)		67	68,005

			1,719,718

Hotels, Restaurants & Leisure – 1.2%
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		58	62,132
9.00%, 2/15/20 (a)		300	300,750
Caesars Operating Escrow LLC/Caesars Escrow Corp., 9.00%, 2/15/20 (a)		32	32,000
Diamond Resorts Corp., 12.00%, 8/15/18		125	135,312
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		53	53,000
Station Casinos LLC, 3.66%, 6/18/18		40	34,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.38%, 3/15/22		67	71,187

			688,781

Household Durables – 1.5%
Beazer Homes USA, Inc., 6.63%, 4/15/18 (a)		80	84,600
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)		85	87,125
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		205	220,375
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		235	259,675
Standard Pacific Corp., 8.38%, 1/15/21		200	232,000

			883,775

Household Products – 1.5%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
9.00%, 4/15/19		105	109,200
9.88%, 8/15/19		170	181,900
5.75%, 10/15/20 (a)		550	567,875
Spectrum Brands Escrow Corp.:
6.38%, 11/15/20 (a)		25	26,250
6.63%, 11/15/22 (a)		25	26,813

			912,038

Independent Power Producers & Energy Traders – 1.9%
Calpine Corp., 7.88%, 1/15/23 (a)		331	374,030
GenOn REMA LLC:
Series B, 9.24%, 7/02/17		140	154,381
Series C, 9.68%, 7/02/26		100	107,500
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		181	196,962
NRG Energy, Inc.:
7.63%, 1/15/18		184	204,240
6.63%, 3/15/23 (a)		70	74,900

			1,112,013

Insurance – 0.0%
CNO Financial Group, Inc., 6.38%, 10/01/20 (a)		27	28,080

Internet Software & Services – 1.4%
IAC/InterActiveCorp., 4.75%, 12/15/22 (a)		48	47,760
ITC Deltacom, Inc., 10.50%, 4/01/16		65	69,550
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		650	723,125

			840,435

Corporate Bonds	Par (000)		Value

IT Services – 0.3%
313 Group, Inc.:
6.38%, 12/01/19 (a)	USD	52	$51,545
8.75%, 12/01/20 (a)		113	111,023

			162,568

Media – 2.2%
AMC Networks, Inc.:
7.75%, 7/15/21		30	34,350
4.75%, 12/15/22		25	25,125
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)		150	129,375
Cinemark USA, Inc., 5.13%, 12/15/22 (a)		19	19,238
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22 (a)		364	377,650
6.50%, 11/15/22 (a)		135	138,713
DISH DBS Corp., 5.88%, 7/15/22		95	102,125
The McClatchy Co., 9.00%, 12/15/22 (a)		30	30,638
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (a)		200	206,500
Univision Communications, Inc., 7.88%, 11/01/20 (a)		75	81,187
WMG Acquisition Corp.:
11.50%, 10/01/18		55	63,525
6.00%, 1/15/21 (a)		86	90,730

			1,299,156

Metals & Mining – 1.1%
ArcelorMittal:
9.50%, 2/15/15		170	189,182
4.25%, 8/05/15		151	152,521
FMG Resources August 2006 Pty Ltd., 6.88%, 4/01/22 (a)		50	51,125
New Gold, Inc., 6.25%, 11/15/22 (a)		60	62,100
Novelis, Inc., 8.75%, 12/15/20		150	167,250

			622,178

Oil, Gas & Consumable Fuels – 3.8%
Access Midstream Partners LP/ACMP Finance Corp., 4.88%, 5/15/23		45	45,675
Denbury Resources, Inc., 8.25%, 2/15/20		15	16,875
Energy Transfer Equity LP, 7.50%, 10/15/20		125	144,375
Halcon Resources Corp., 8.88%, 5/15/21 (a)		50	53,000
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19 (a)		170	170,850
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.50%, 2/15/23		30	32,550
MEG Energy Corp.:
6.50%, 3/15/21 (a)		145	152,613
6.38%, 1/30/23 (a)		40	41,700
Offshore Group Investment Ltd., 11.50%, 8/01/15		109	118,810
PDC Energy, Inc., 7.75%, 10/15/22 (a)		45	46,125
Peabody Energy Corp., 6.25%, 11/15/21		250	265,625
Plains Exploration & Production Co., 6.88%, 2/15/23		110	125,675
Range Resources Corp.:
7.25%, 5/01/18		160	168,000
6.75%, 8/01/20		54	58,590
Sabine Pass LNG LP:
7.50%, 11/30/16		485	534,713
6.50%, 11/01/20 (a)		65	66,138
SandRidge Energy, Inc.:
7.50%, 3/15/21		35	37,450
7.50%, 2/15/23		150	160,500

BLACKROCK FUNDS II	DECEMBER 31, 2012
65

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (a)	USD 16	$16,600

		2,255,864

Paper & Forest Products – 0.4%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (a)	75	78,562
Clearwater Paper Corp., 7.13%, 11/01/18	150	163,500

		242,062

Pharmaceuticals – 0.3%
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (a)	33	33,247
inVentiv Health, Inc., 9.00%, 1/15/18 (a)	70	70,700
Valeant Pharmaceuticals International, 6.38%, 10/15/20 (a)	85	91,163

		195,110

Real Estate Investment Trusts (REITs) – 0.2%
Felcor Lodging LP:
6.75%, 6/01/19	92	97,750
5.63%, 3/01/23 (a)	26	25,870

		123,620

Real Estate Management & Development – 1.6%
Mattamy Group Corp., 6.50%, 11/15/20 (a)	55	55,138
Realogy Group LLC:
7.88%, 2/15/19 (a)	334	364,060
7.63%, 1/15/20 (a)	450	509,625

		928,823

Road & Rail – 0.1%
HDTFS, Inc.:
5.88%, 10/15/20 (a)	20	20,900
6.25%, 10/15/22 (a)	55	58,575

		79,475

Software – 1.6%
First Data Corp.:
7.38%, 6/15/19 (a)	565	584,775
6.75%, 11/01/20 (a)	105	106,050
8.25%, 1/15/21 (a)	75	75,000
Nuance Communications, Inc., 5.38%, 8/15/20 (a)	95	99,275
SunGard Data Systems, Inc., 6.63%, 11/01/19 (a)	95	97,137

		962,237

Specialty Retail – 0.9%
Claire’s Stores, Inc., 9.00%, 3/15/19 (a)	139	149,077
Dufry Finance SCA, 5.50%, 10/15/20 (a)	200	207,000
Michaels Stores, Inc., 7.75%, 11/01/18 (a)	28	30,730
New Academy Finance Co. LLC/New Academy Finance Corp., 8.00%, 6/15/18 (a)(b)	20	20,250
Party City Holdings, Inc., 8.88%, 8/01/20 (a)	51	54,698
Penske Automotive Group, Inc., 5.75%, 10/01/22 (a)	60	61,800

		523,555

Trading Companies & Distributors – 0.7%
United Rentals North America, Inc.:
5.75%, 7/15/18 (a)	125	134,687
7.63%, 4/15/22 (a)	250	279,375

		414,062

Wireless Telecommunication Services – 2.0%
Cricket Communications, Inc., 7.75%, 5/15/16	282	298,567
Crown Castle International Corp., 5.25%, 1/15/23 (a)	65	69,550

Corporate Bonds	Par (000)	Value

Wireless Telecommunication Services (concluded)
MetroPCS Wireless, Inc., 7.88%, 9/01/18	USD 18	$ 19,485
Sprint Nextel Corp., 9.00%, 11/15/18 (a)	650	802,750

		1,190,352

Total Corporate Bonds – 38.1%		22,591,483

Floating Rate Loan Interests (c)	Par (000)	Value

Advertising – 0.2%
Affinion Group, Inc., Tranche B Term Loan, 6.50%, 7/16/15	99	91,126

Aerospace & Defense – 0.3%
Silver II Borrower SCA (Silver II U.S. Holdings LLC), Term Loan B, 5.25%, 12/13/19	170	171,487
TransDigm, Inc., Tranche B-1 Term Loan, 4.00%, 2/14/17	10	9,996

		181,483

Air Freight & Logistics – 0.1%
Mirror Bidco Corp., Term Loan B, 6.00%, 12/18/19	90	90,000

Airlines – 0.7%
AWAS Finance Luxembourg S.à.r.l., Loan, 5.25%, 6/10/16	231	233,332
Delta Air Lines, Inc., Term Loan 2011, 5.50%, 4/20/17	149	150,454
US Airways Group, Inc., Loan, 2.71%, 3/21/14	10	9,853

		393,639

Auto Components – 0.8%
Federal-Mogul Corp., Tranche B Term Loan, 2.15%, 12/29/14	249	228,485
The Goodyear Tire & Rubber Co., Loan (Second Lien), 4.75%, 4/30/19	250	251,368

		479,853

Automobiles – 0.5%
KAR Auction Services, Inc., Term Loan, 5.00%, 5/19/17	274	276,437

Biotechnology – 0.6%
Alkermes, Inc., 2019 Term Loan, 4.50%, 9/25/19	60	60,299
Grifols, Inc., New U.S. Tranche B Term Loan, 4.50%, 6/01/17	298	300,612

		360,911

Building Products – 1.4%
Armstrong World Industries, Inc, Term Loan B-1, 4.00%, 3/10/18	199	200,293
CPG International I, Inc., Term Loan, 5.75%, 9/21/19	214	215,402
Hupah Finance, Inc., Initial Term Loan, 6.25%, 1/21/19	199	200,987
Wilsonart LLC, Initial Term Loan, 5.50%, 10/31/19	195	196,219

		812,901

Capital Markets – 0.2%
American Capital Ltd. (FKA American Capital Strategies Ltd.), Senior Secured Term Loan, 5.50%, 8/22/16	125	126,250

Chemicals – 1.0%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18	378	375,732
Trinseo Materials Operating SCA (FKA Styron S.à.r.l.), Term Loan, 8.00%, 8/02/17	62	60,606

66	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)	Value

Chemicals (concluded)
Univar, Inc., Term B Loan, 5.00%, 6/30/17	USD 179	$178,334

		614,672

Commercial Services & Supplies – 3.4%
ACCO Brands Corp., Term B Loan, 4.25%,
5/01/19	182	183,808
Altegrity, Inc (FKA U.S. Investigations Services, Inc.):
Term Loan, 2.96%, 2/21/15	180	166,500
Tranche D Term Loan, 7.75%, 2/21/15	60	59,750
Ceridian Corp., Extended U.S. Term Loan, 5.96%, 5/09/17	135	134,638
Garda Security, Term B Loan, 4.50%, 11/13/19	50	50,344
GCA Services Group, Inc.:
Initial Loan (Second Lien), 9.25%,
11/01/20	50	49,375
Initial Term Loan (First Lien), 5.25%,
11/01/19	120	119,500
Getty Images, Inc., Term Loan B, 4.75%,
10/18/19	165	165,000
HD Supply, Inc., Term Loan, 7.25%, 10/12/17	502	515,248
IG Investments Holdings LLC, Tranche B Term Loan (First Lien), 6.00%, 10/31/19	105	105,788
Intelligrated, Inc., Term Loan (First Lien 2012), 6.75%, 7/30/18	100	100,748
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/15/18	188	186,334
Nexeo Solutions LLC, Initial Loans, 5.00%,
9/08/17	199	195,133

		2,032,166

Communications Equipment – 0.7%
Commscope, Inc., Tranche 1 Term Loan, 4.25%, 1/14/18	249	249,873
Riverbed Technology, Inc., Term Loan, 4.00%, 12/18/19	185	186,465

		436,338

Construction Materials – 0.2%
Metals USA, Inc., Term Loan B, 6.25%,
12/14/19	105	104,081

Consumer Finance – 0.6%
Trans Union LLC, Replacement Term Loan,
5.50%, 2/10/18	354	358,457

Containers & Packaging – 0.1%
Sealed Air Corp., Term B-1 Facility, 4.00%,
10/03/18	79	80,072

Diversified Consumer Services – 0.2%
The ServiceMaster Co.:
Delayed Draw Term Loan, 2.71%,
7/24/14	1	779
Tranche A Term Loan, 2.71%, 7/24/14	2	2,291
Weight Watchers International, Inc., Term F Loan, 4.00%, 3/15/19	124	125,220

		128,290

Diversified Financial Services – 2.9%
Delos Aircraft, Inc., Term Loan, 4.75%, 4/12/16	225	226,688
GMACM Borrower LLC (RFC Borrower LLC), Term A-1 Loan, 5.00%, 11/18/13	275	275,429
HarbourVest Partners LP, Term Loan, 4.75%, 11/21/17	90	90,113
Nuveen Investments, Inc.:
Extended First-Lien Term Loan, 5.81%, 5/13/17	240	240,900
New Second-Lien Term Loan, 8.25%, 2/28/19	60	61,013

Floating Rate Loan Interests (c)	Par (000)	Value

Diversified Financial Services (concluded)
Reynolds Group Holdings, Inc., U.S. Term Loan, 4.75%, 9/28/18	USD 349	$352,923
Springleaf Financial Funding Co. (FKA American General Finance Corp.), Initial Loan, 5.50%, 5/10/17	450	447,026

		1,694,092

Diversified Telecommunication Services – 3.9%
Avaya, Inc., Term Loan B5, 7.06%, 3/30/18	40	39,088
Bresnan Broadband Holdings LLC, Term B Loan, 4.50%, 12/14/17	298	299,659
Consolidated Communications, Inc., Term Loan B3, 5.25%, 12/31/18	195	194,573
Hawaiian Telcom Communications, Inc., Term B Loan, 7.00%, 2/28/17	175	178,150
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings Ltd.), Tranche B-1 Term Loan, 4.50%, 4/02/18	598	602,399
Level 3 Financing, Inc., Tranche B-II 2019 Term Loan, 4.75%, 8/01/19	715	717,982
West Corp., Term B-6 Loan, 5.75%, 6/30/18	279	282,567

		2,314,418

Electrical Equipment – 0.2%
WESCO Distribution, Inc., Tranche B-1 Loan, 4.50%, 12/12/19	115	115,455

Energy Equipment & Services – 0.5%
Offshore Group Investment Ltd. (Vantage
Delaware Holdings LLC), Loan, 6.25%,
10/25/17	311	309,703

Food & Staples Retailing – 0.8%
BJ’s Wholesale Club, Inc.:
Initial Loans (Second Lien), 9.75%,
3/26/20	80	81,900
New Replacement Loan (First Lien),
5.75%, 9/26/19	135	136,594
Dunkin’ Brands, Inc., Term B-2 Loan,
4.00% - 5.25%, 11/23/17	238	239,973

		458,467

Food Products – 1.7%
AdvancePierre Foods, Inc., Term Loan (First
Lien), 5.75%, 7/10/17	180	181,800
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	225	225,142
Dole Food Co., Inc., Tranche B-2 Term Loan,
5.00% - 6.00%, 7/08/18	134	133,859
Pinnacle Foods Finance LLC, Tranche E Term Loan, 4.75%, 10/17/18	199	200,347
Solvest Ltd. (Dole), Tranche C-2 Term Loan,
5.00% - 6.00%, 7/08/18	239	239,538

		980,686

Health Care Equipment & Supplies – 4.5%
Bausch & Lomb, Inc., Parent Term Loan, 5.25%, 5/17/19	448	450,947
Biomet, Inc., Dollar Term B-1 Loan, 3.97%,
7/25/17	134	134,315
BSN Medical Luxembourg Holding S.à.r.l. (P&F Capital), Facility B1A, 5.00%, 8/28/19	180	180,450
ConvaTec, Inc., Dollar Term Loan, 5.00%,
12/22/16	250	252,708
DJO Finance LLC (ReAble Therapeutics Finance LLC), Tranche B-2 Term Loan (Extended), 5.21%, 11/01/16	497	498,357
Hologic, Inc., Tranche B Term Loan, 4.50%,
8/01/19	309	312,648

BLACKROCK FUNDS II	DECEMBER 31, 2012
67

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)	Value

Health Care Equipment & Supplies (concluded)
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-1 Loan, 5.75%, 8/19/18	USD 423	$427,801
Kinetic Concepts, Inc., Dollar Term C-1 Loan, 5.50%, 5/04/18	398	401,906

		2,659,132

Health Care Providers & Services – 2.7%
Ardent Medical Services, Inc., Term Loan B, 6.75%, 11/21/18	65	65,488
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.):
Tranche B Term Loan, 4.50%, 10/20/16	249	250,019
Tranche B-2 Term Loan, 4.00%, 11/01/19	135	135,717
Emdeon, Inc., Term B-1 Loan, 5.00%, 11/02/18	373	376,307
Emergency Medical Services Corp., Initial Term Loan, 5.25%, 5/25/18	275	276,907
Genesis Healthcare LLC, Loan, 10.00% -10.75%, 12/04/17	44	42,332
HCA, Inc., Tranche B-2 Term Loan, 3.56%, 3/31/17	185	185,433
Iasis Healthcare LLC, Term B Loan, 5.00%, 5/03/18	29	29,528
Sheridan Holdings, Inc., Initial Term Loan (First Lien), 6.00%, 6/29/18	244	246,517

		1,608,248

Health Care Technology – 0.7%
IMS Health, Inc., Tranche B Dollar Term Loan, 4.50%, 8/26/17	423	426,125

Hotels, Restaurants & Leisure – 3.8%
Boyd Gaming Corp., Increased Term Loan, 6.00%, 12/17/15	122	122,921
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.):
Term B-1 Loan, 3.21%, 1/28/15	120	117,970
Term B-2 Loan, 3.21%, 1/28/15	95	93,393
Greektown Superholdings, Term Loan B, 6.25%, 11/26/18	185	184,615
Harrah’s Las Vegas Propco LLC, Senior Loan, (0.01)%-3.21%, 2/13/13	326	288,719
MGM Resorts International (MGM Grand Detroit LLC), Term Loan B, 4.25%, 12/20/19	180	181,755
NP Opco LLC (Station GVR Acquisition LLC), B Term Loan, 5.50%, 9/28/19	185	185,517
Pilot Travel Centers LLC, First Amendment Tranche B Term Loan, 4.25%, 8/07/19	50	50,103
Seaworld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term B Loan, 4.00%, 8/17/17	362	364,164
Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.00%, 12/20/18	75	75,507
Station Casinos LLC, Term Loan B2, 4.21%, 6/17/16	215	206,578
Wendy’s International, Inc, Term Loan, 4.75%, 5/15/19	374	377,687

		2,248,929

Household Products – 0.2%
Spectrum Brands Canada, Inc., Term Loan B, 5.00%, 12/17/19	CAD 100	100,533

Independent Power Producers & Energy Traders – 1.1%
The AES Corp., Initial Term Loan, 4.25%, 6/01/18	USD 175	176,759

Floating Rate Loan Interests (c)	Par (000)	Value

Independent Power Producers & Energy Traders (concluded)
Calpine Corp., Term Loan, 4.50%, 4/01/18	USD 144	$145,504
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 8/05/16	348	361,012

		683,275

Insurance – 1.2%
Alliant Holdings I LLC, Term Loan B, 5.00%, 12/20/19	100	100,100
Asurion LLC (FKA Asurion Corp.), Term Loan (First Lien), 5.50%, 5/24/18	300	302,775
CNO Financial Group, Inc.:
Tranche B-1 Term Loan, 4.25%, 9/28/16	90	90,758
Tranche B-2 Term Loan, 5.00%, 9/28/18	120	120,681
Cunningham Lindsey U.S., Inc., Term Loan, 5.00%, 12/10/19	85	85,531

		699,845

Internet Software & Services – 0.5%
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 5.25%, 7/02/19	299	301,766

IT Services – 0.4%
Booz Allen Hamilton, Inc., Initial Tranche B Term Loan, 4.50%, 7/31/19	200	201,339
Neustar, Inc., Term Advance, 5.00%, 11/08/18	9	9,462

		210,801

Leisure Equipment & Products – 1.2%
Alpha Topco Ltd. (Formula One), Facility B2 (USD), 6.00%, 4/30/19	159	161,349
Equinox Holdings, Inc., Term Loan B, 5.75%, 2/05/20	105	105,787
FGI Operating Co. LLC, Term B Loan, 5.50%, 4/19/19	239	235,925
Leslie’s Poolmart, Inc., Tranche B Term Loan, 5.25%, 10/16/19	185	185,867

		688,928

Life Sciences Tools & Services – 1.0%
Patheon, Inc., Term Loan B, 7.25%, 12/14/18	70	69,650
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), Term Loan, 6.25%, 12/05/18	497	504,860

		574,510

Machinery – 1.9%
Alliance Laundry Systems LLC, Term Loan B, 5.50%, 12/10/18	75	75,563
FPC Holdings, Inc., Term Loan B, 5.25%, 11/19/19	85	85,026
Rexnord LLC/RBS Global, Inc., Term B Loan Refinancing, 4.50%, 4/01/18	224	225,459
Schaeffler AG, Facility C2 (USD), 6.00%, 1/27/17	195	196,490
Terex Corp., New U.S. Term Loan, 4.50%, 4/28/17	199	201,362
Wabash National, Initial Term Loan, 6.00% - 7.00%, 5/08/19	199	201,153
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17	145	145,181

		1,130,234

Media – 4.0%
Charter Communications Operating LLC, Term D Loan, 4.00%, 5/15/19	249	251,306

68	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)	Value

Media (concluded)
Clear Channel Communications, Inc., Tranche A Term Loan, 3.61%, 7/30/14	USD 144	$139,537
Cumulus Media, Inc., Term Loan B, 3.69%, 9/17/18	199	199,830
FoxCo Acquisition Sub LLC, Initial Term Loan, 5.50%, 7/14/17	160	161,595
Gray Television, Inc., Initial Term Loan, 4.75%, 10/12/19	183	184,221
Kabel Deutschland GmbH, Facility F, 4.25%, 2/01/19	200	201,334
MTL Publishing LLC (EMI Music Publishing Group North America Holdings, Inc.), Term B Loan, 5.50%, 6/29/18	249	251,548
Nielsen Finance LLC, Class B Dollar Term Loan, 3.96%, 5/02/16	249	249,612
TWCC Holding Corp., Term Loan, 4.25%, 2/13/17	250	252,323
Univision Communications, Inc., Extended First-Lien Term Loan, 4.46%, 3/31/17	260	255,317
WideOpenWest Finance LLC, Term Loan, 6.25%, 7/17/18	159	160,829
WMG Acquisitions Corp., Initial Term Loan, 5.25%, 11/01/18	85	85,904

		2,393,356

Metals & Mining – 1.7%
Constellium Holdco BV, Initial Term Loan, 9.25%, 5/25/18	149	149,250
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Term Loan, 5.25%, 10/18/17	309	311,544
Novelis, Inc., Term Loan, 4.00%, 3/10/17	254	255,863
Walter Energy, Inc. (FKA Walter Industries, Inc.), B Term Loan, 5.75%, 4/02/18	266	266,923

		983,580

Multiline Retail – 0.1%
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19	90	90,225

Oil, Gas & Consumable Fuels – 2.7%
Chesapeake Energy Corp., Loan, 5.75%, 12/02/17	245	245,061
Dynegy Power LLC, Term Loan, 9.25%, 8/05/16	77	80,209
EP Energy LLC (FKA Everest Acquisition LLC), Tranche B-1 Loan, 5.00%, 5/24/18	175	176,094
Gibson Energy ULC, Tranche B Term Loan, 4.75%, 6/15/18	323	327,817
MEG Energy Corp., Initial Term Loan, 4.00%, 3/18/18	149	150,079
Plains Exploration & Production Co., 7-Year Term Loan, 4.00%, 11/30/19	205	205,642
Samson Investment Co., Initial Term Loan (Second Lien), 6.00%, 9/25/18	65	65,569
Tervita Corp. (FKA CCS Corp.), Term Loan, 3.21%, 11/14/14	374	367,941

		1,618,412

Personal Products – 0.5%
NBTY, Inc., Term B-1 Loan, 4.25%, 10/01/17	150	151,199
Prestige Brands, Inc., Term B Loan, 5.25% - 6.25%, 1/31/19	139	140,139

		291,338

Pharmaceuticals – 2.7%
Aptalis Pharma, Inc. (FKA Axcan Intermediate Holdings, Inc.), Term B-1 Loan, 5.50%, 2/10/17	253	253,999
inVentiv Health, Inc. (FKA Ventive Health, Inc), Term B-3 Loan, 7.75%, 5/15/18	121	118,162

Floating Rate Loan Interests (c)	Par (000)	Value

Pharmaceuticals (concluded)
Par Pharmaceutical Cos., Inc. (Par Pharmaceutical, Inc.), Term B Loan, 5.00%, 9/30/19	USD 424	$423,145
Quintiles Transnational Corp., Term Loan B, 4.50%, 6/08/18	193	194,325
Valeant Pharmaceuticals International, Inc.:
Series D Tranche B Term Loan, 4.25%, 2/13/19	164	165,093
Term Loan B, 4.75%, 12/11/19	175	175,838
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	58	58,593
Warner Chilcott Corp.:
Additional Term B-1 Loan, 4.25%, 3/15/18	44	44,504
Term B-1 Loan, 4.25%, 3/15/18	116	117,186
WC Luxco S.à.r.l. (Warner Chilcott), Term B-3 Loan, 4.25%, 3/15/18	80	80,565

		1,631,410

Professional Services – 0.1%
On Assignment, Inc., Initial Term B Loan, 5.00%, 5/15/19	69	69,594

Real Estate Management & Development – 0.5%
Realogy Corp.:
Extended First-Lien Term Loan, 4.46%, 10/10/16	288	288,101
Extended Synthetic Commitment, 0.06% - 4.40%, 10/10/16	21	20,840

		308,941

Road & Rail – 0.2%
Transtar Holding Co., Term Loan (First Lien 2012), 5.50%, 10/09/18	115	115,573

Semiconductors & Semiconductor Equipment – 0.7%
Freescale Semiconductor, Inc., Tranche B-1 Term Loan, 4.46%, 12/01/16	140	136,850
NXP BV/NXP Funding LLC:
Tranche B Loan, 5.25%, 3/19/19	179	180,083
Tranche C Loan, 4.75%, 1/10/20	120	120,650

		437,583

Software – 3.8%
CCC Information Services Group, Inc., Term Loan B, 5.25%, 12/31/19	55	55,114
First Data Corp.:
2018 Dollar Term Loan, 4.21%, 3/23/18	225	213,725
2018B Term Loan, 5.21%, 9/24/18	230	225,237
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-2 Term Loan, 5.25%, 4/05/18	547	551,369
Interactive Data Corp., Term B Loan, 4.50%, 2/11/18	425	426,679
Sabre, Inc., Non-Extended Initial Term Loan, 2.21%, 9/30/14	24	23,537
Sophia LP, Initial Term Loan, 6.25%, 7/19/18	267	270,083
SS&C Technologies, Inc./Sunshine Acquisition II, Inc.:
Funded Term B-1 Loan, 5.00%, 6/07/19	252	255,473
Funded Term B-2 Loan, 5.00%, 6/07/19	26	26,428
SunGard Data Systems, Inc. (Solar Capital Corp.), Term Loan D, 4.75%, 1/31/20	195	196,463

		2,244,108

Specialty Retail – 3.8%
Academy Ltd., Initial Term Loan (2012), 4.75%, 8/03/18	298	300,044
David’s Bridal, Inc., Initial Term Loan, 5.00%, 10/11/19	235	235,392

BLACKROCK FUNDS II	DECEMBER 31, 2012
69

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)	Value

Specialty Retail (concluded)
The Gymboree Corp., Term Loan, 5.00%, 2/23/18	USD 29	$26,225
Harbor Freight Tools USA, Inc./Central Purchasing LLC, Initial Loan, 5.50%, 11/14/17	249	251,869
J. Crew Group, Inc., Loan, 4.50%, 3/07/18	55	54,852
Jo-Ann Stores, Inc., Loan, 4.75%, 3/16/18	174	174,569
Michaels Stores, Inc., B-2 Term Loan, 4.81%, 7/31/16	255	257,055
The Neiman Marcus Group, Inc., Term Loan, 4.75%, 5/16/18	160	160,040
Party City Holdings, Inc., Term Loan, 5.75%, 7/27/19	274	277,097
PetCo Animal Supplies, Inc., New Loan, 4.50%, 11/24/17	325	327,148
The Yankee Candle Co., Inc., Initial Term Loan, 5.25% - 6.25%, 4/02/19	204	205,309

		2,269,600

Textiles, Apparel & Luxury Goods – 0.3%
Burlington Coat Factory Warehouse Corp., Term B-1 Loan, 5.50%, 2/23/17	150	151,044

Wireless Telecommunication Services – 0.7%
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/19	105	105,438
MetroPCS Wireless, Inc., Tranche B-3 Term Loan, 4.00%, 3/17/18	174	174,277
WaveDivision Holdings LLC, Initial Term Loan, 5.50%, 10/12/19	150	151,403

		431,118

Total Floating Rate Loan Interests – 62.0%		36,807,705

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Collateralized Mortgage Obligations – 0.1%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21, 5.61%, 3/25/37 (c)	USD 61	$59,739

Total Long-Term Investments
(Cost – $ 58,364,998) – 100.2%		59,458,927

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (d)(e)	1,775,479	1,775,479

Total Short-Term Securities
(Cost – $ 1,775,479) – 3.0%		1,775,479

Total Investments (Cost – $ 60,140,477*) – 103.2%		61,234,406
Liabilities in Excess of Other Assets – (3.2)%		(1,891,395)

Net Assets – 100.0%		$59,343,011

Notes to Schedule of Investments

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$60,140,477

Gross unrealized appreciation	$1,181,630
Gross unrealized depreciation	(87,701)

Net unrealized appreciation	$1,093,929

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Net Activity	Shares Held at December 31, 2012	Income	Realized Gain

BlackRock Liquidity Funds, TempFund, Institutional Class	5,192,327	(3,416,848)	1,775,479	$1,094	$20

(e)	Represents the current yield as of report date.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

70	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

—	Reverse repurchase agreements outstanding as of December 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

Deutsche Bank AG	(0.63%)	10/24/12	Open	$308,533	$308,155

1Certain agreements have no stated maturity and can be terminated by either party at any time.

—	Foreign currency exchange contracts as of December 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	99,708	CAD	99,000	Goldman Sachs Group, Inc.	1/16/13	$ 216
USD	504,890	EUR	385,000	UBS AG	1/23/13	(3,397)

Total						$(3,181)

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Corporate Bonds	–	$22,591,483	–	$ 22,591,483
Floating Rate Loan Interests	–	35,268,604	$ 1,539,101	36,807,705
Non-Agency Mortgage-Backed Securities	–	59,739	–	59,739
Short-Term Securities	$ 1,775,479	–	–	1,775,479

Total	$ 1,775,479	$57,919,826	$ 1,539,101	$ 61,234,406

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$ 216	–	$ 216
Liabilities:
Foreign currency exchange contracts	–	(3,397)	–	(3,397)

Total	–	$(3,181)	–	$(3,181)

[1]	Derivative financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FUNDS II	DECEMBER 31, 2012
71

Schedule of Investments (concluded)	BlackRock Secured Credit Portfolio

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of December 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency at value	$251,036	–	–	$251,036
Liabilities:
Reverse repurchase agreements	–	$(308,533)	–	(308,533)
Bank overdraft	–	(216,388)	–	(216,388)

Total	$251,036	$(524,921)	–	$(273,885)

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2012.

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Floating Rate Loan Interests

Assets:
Opening Balance, as of September 30, 2012	$1,927,419
Transfers into Level 3[2]	241,008
Transfers out of Level 3[2]	(1,040,928)
Accrued discounts/premiums	1,535
Net realized gain (loss)	6,003
Net change in unrealized appreciation/depreciation[3]	1,764
Purchases	507,098
Sales	(104,798)

Closing Balance, as of December 31, 2012	$1,539,101

[2]

Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of September 30, 2012, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2012, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $1,040,928 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	The change in unrealized appreciation/depreciation on investments still held as of December 31, 2012 was $1,764.

72	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value

Conseco Financial Corp., Series 1997-5, Class A7, 7.13%, 5/15/29 (a)	USD 312	$ 334,996
Fannie Mae REMIC Trust, Series 1996-W1, Class AL, 7.25%, 3/25/26 (a)	83	90,222
U.S. Small Business Administration, Series 2003-10A, Class 1, 4.63%, 3/10/13	306	308,452

Total Asset-Backed Securities – 0.1%		733,670

Corporate Bonds	Par (000)	Value

Oil, Gas & Consumable Fuels – 0.1%
ENSCO Offshore Co., 6.36%, 12/01/15	695	744,947

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities – 1.3%
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class XA, 1.95%, 12/10/45 (a)	60,380	7,394,189
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.09%, 5/25/36 (a)(b)	3,759	61,839
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class XA, 1.86%, 12/15/45 (a)(b)	63,352	7,931,210

Total Non-Agency Mortgage-Backed Securities – 1.3%		15,387,238

Project Loans – 0.0%	Par (000)	Value

Federal Housing Authority, USGI Project, Series 56, 7.46%, 1/01/23	58	56,810

U.S. Government Sponsored Agency Securities	Par (000)	Value

Agency Obligations – 4.5%
Fannie Mae:
1.75%, 5/07/13	2,665	2,679,607
1.96%, 10/09/19 (c)	4,400	3,854,651
4.13%, 4/15/14	2,400	2,520,286
6.63%, 11/15/30	3,900	5,939,716
Federal Home Loan Bank:
3.63%, 10/18/13	10,750	11,042,099
4.00%, 9/06/13 (d)	9,100	9,335,972
Freddie Mac:
2.50%, 4/23/14	1,650	1,699,708
3.75%, 3/27/19	3,300	3,814,529
4.38%, 7/17/15	6,100	6,718,424
4.88%, 6/13/18	3,300	3,983,648
Small Business Administration Participation Certificates:
Series 1996-20H, 7.25%, 8/01/16	201	213,531
Series 1996-20J, 7.20%, 10/01/16	174	185,003
Series 1998-20J, Class 1, 5.50%, 10/01/18	433	468,994

		52,456,168

U.S. Government Sponsored Agency Securities	Par (000)		Value

Collateralized Mortgage Obligations – 2.5%
Fannie Mae, Series 2002-T6, Class A1, 3.31%, 2/25/32	USD 219		$226,547
Freddie Mac, Series K013, Class A2, 3.97%, 1/25/21 (a)	25,020		28,660,235

			28,886,782

Interest Only Collateralized Mortgage Obligations – 1.8%
Fannie Mae:
Series 2011-66, Class SA, 6.39%, 11/25/39 (a)	3,468		330,979
Series 2011-127, Class PS, 6.44%, 8/25/41 (a)	15,057		1,713,152
Series 2012-90, Class DI, 4.00%, 3/25/42	9,614		855,140
Freddie Mac, Series K023, Class X1, 1.32%, 8/25/22 (a)	158,720		15,679,766
Ginnie Mae:
Series 2005-9, 0.43%, 1/16/45 (a)	35,679		711,332
Series 2005-50, 0.64%, 6/16/45 (a)	16,682		396,359
Series 2006-30, 0.36%, 5/16/46 (a)	23,373		720,747

			20,407,475

Mortgage-Backed Securities – 136.3%
Fannie Mae Mortgage-Backed Securities:
2.24%, 10/01/42 (a)	2,922		3,036,742
2.50%, 4/01/27-1/01/43 (e)	67,544		70,620,070
3.00%, 9/01/27-1/01/43 (a)(e)	176,376		185,018,380
3.14%, 3/01/41 (a)	1,877		1,963,190
3.29%, 12/01/40 (a)	2,349		2,490,101
3.33%, 6/01/41 (a)	3,470		3,666,321
3.49%, 9/01/41 (a)	2,396		2,529,376
3.50%, 1/01/27-1/01/43 (e)	215,454		229,806,079
4.00%, 2/01/25-1/01/43 (e)	215,285		231,290,236
4.50%, 2/01/25-1/01/43 (e)	196,309		212,234,007
5.00%, 9/01/33-1/01/43 (e)	144,073		156,373,584
5.50%, 9/01/34-1/01/43 (e)	32,956		36,040,235
6.00%, 5/01/33-1/01/43 (e)	61,582		67,565,711
6.50%, 5/01/40	10,503		11,792,081
Freddie Mac Mortgage-Backed Securities:
2.92%, 6/01/42 (a)	1,889		1,987,881
3.00%, 1/01/28-1/01/43 (e)	50,500		52,818,281
3.02%, 2/01/41 (a)	2,384		2,498,907
3.50%, 1/01/28-11/01/42 (e)	17,779		18,882,348
4.00%, 1/01/28-1/01/43 (e)	23,400		24,917,875
4.50%, 10/01/41-1/01/43 (e)	33,084		35,498,792
5.00%, 10/01/36-5/01/39	18,910		20,395,314
5.50%, 4/01/38-1/01/40	13,053		14,099,924
13.00%, 4/01/14	– (f	)	96
Ginnie Mae Mortgage-Backed Securities:
2.75%, 7/15/42-9/15/42	322		329,731
2.89%, 11/15/41	103		108,395
2.90%, 12/15/41-3/15/42	3,199		3,380,071
3.00%, 9/15/35-9/15/42	2,676		2,843,774
3.25%, 9/15/42	1,543		1,642,119
3.45%, 8/15/42-11/15/42	20,303		21,658,036
3.50%, 9/15/42-11/20/42	27,186		29,585,023
3.75%, 9/15/42	1,960		2,131,467
3.99%, 2/15/41-4/15/41	499		542,862
4.00%, 9/15/40-9/15/42	37,439		40,872,597
4.25%, 6/15/41-9/15/41	2,003		2,205,274

BLACKROCK FUNDS II	DECEMBER 31, 2012
73

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value

Mortgage-Backed Securities (concluded)
4.50%, 1/20/40-1/15/43 (e)	USD 52,059		$57,341,641
5.00%, 4/20/41-1/15/43 (e)	22,590		24,798,235
7.00%, 6/15/23-3/15/24	– (f	)	440

			1,572,965,196

Total U.S. Government Sponsored Agency Securities – 145.1%			1,674,715,621

U.S. Treasury Obligations	Par (000)		Value

U.S. Treasury Bonds:
3.00%, 5/15/42	5		5,094
2.75%, 11/15/42	52,252		50,341,562
U.S. Treasury Inflation Indexed Bonds, 2.13%, 2/15/41	2,287		3,376,883
U.S. Treasury Notes:
0.25%, 11/30/14-12/15/15	273,061		272,734,362
0.88%, 2/28/17	5		5,066
0.63%, 11/30/17 (g)	111,312		110,938,103
1.00%, 11/30/19 (g)	64,999		64,369,290
1.63%, 11/15/22 (g)	40,509		40,065,913

Total U.S. Treasury Obligations – 46.9%			541,836,273

Total Long-Term Investments
(Cost – $2,230,848,226) – 193.5%			2,233,474,559

Options Purchased			Value

(Cost – $1,159,510) – 0.0%			221,865

Total Investments Before TBA Sale Commitments and Options Written
(Cost – $2,232,007,736*) – 193.5%			2,233,696,424

TBA Sale Commitments (e)	Par (000)	Value

Fannie Mae Mortgage-Backed Securities:
2.50%, 1/01/28	USD 54,000	$ (56,426,503)
3.00%, 1/01/28-1/01/43	108,400	(113,631,313)
3.50%, 1/01/28-1/01/43	173,300	(184,588,125)
4.00%, 1/01/28-1/01/43	148,200	(158,808,375)
4.50%, 1/01/28-1/01/43	171,800	(185,564,992)
5.00%, 1/01/43	127,500	(138,098,680)
5.50%, 1/01/43	7,500	(8,146,875)
6.00%, 1/01/43	1,400	(1,529,063)
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/43	35,000	(36,585,938)
3.50%, 1/01/43	12,600	(13,399,344)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 1/15/43	24,700	(26,838,032)
4.00%, 1/15/43	25,000	(27,281,906)
4.50%, 1/15/43	2,700	(2,956,500)

Total TBA Sale Commitments
(Proceeds – $953,227,529) – (82.6)%		(953,855,646)

Options Written		Value

(Premiums Received – $ 1,626,859) – (0.1)%		(1,113,642)

Total Investments Net of TBA Sale Commitments and Options Written – 110.8%		1,278,727,136
Liabilities in Excess of Other Assets – (10.8)%		(124,414,195)

Net Assets – 100.0%		$1,154,312,941

Notes to Schedule of Investments

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,233,476,701

Gross unrealized appreciation	$13,111,720
Gross unrealized depreciation	(12,891,997)

Net unrealized appreciation	$219,723

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date. (d) All or a portion of security has been pledged as collateral in connection with swaps.
(e)	Represents or includes a TBA transaction. Unsettled TBA transactions as of December 31, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America Corp.	$ 13,794,919	$ (78,214)
Barclays Plc	$(24,847,187)	$ (46,719)
Citigroup, Inc.	$(12,137,761)	$(112,936)
Credit Suisse Group AG	$ (6,278,676)	$ 14,277
Deutsche Bank AG	$ 10,664,914	$ (3,849)
Goldman Sachs Group, Inc.	$ 13,189,352	$ (44,107)
JPMorgan Chase & Co.	$ 19,270,868	$ (42,172)

74	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Morgan Stanley	$(23,790,925)	$(45,546)
Nomura Securities International, Inc.	$(21,948,250)	$(4,836)
Royal Bank of Scotland Group Plc	$(33,792,875)	$56,688
UBS AG	$(2,724,313)	$(90,094)
Wells Fargo & Co.	$3,625,250	$3,188

(f)	Amount is less than $500.
(g)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
—

Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Net Activity	Shares Held at December 31, 2012	Income	Realized Gain

BlackRock Liquidity Funds, TempFund, Institutional Class	43,682,788	(43,682,788)	–	$2,843	$1,616

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—	Reverse repurchase agreements outstanding as of December 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest

Bank of America Corp.	0.17%	12/27/12	1/03/13	$110,894,580	$110,897,722
Credit Suisse Group AG	(0.16%)	12/31/12	1/02/13	40,306,455	40,306,097
Credit Suisse Group AG	(0.13%)	12/31/12	1/02/13	64,511,508	64,511,041

Total				$215,712,543	$215,714,860

—	Financial futures contracts as of December 31, 2012 were as follows:

Contracts Purchased/(Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)

1,459	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2013	USD	321,663,906	$(3,302)
335	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2013	USD	41,678,711	(90,410)
45	U.S. Treasury Bonds (30 Year)	Chicago Board Options	March 2013	USD	6,637,500	(34,743)
(388)	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2013	USD	(51,519,125)	(56,636)
(94)	Ultra Treasury Bonds	Chicago Board Options	March 2013	USD	(15,283,813)	112,080
(58)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	(14,353,550)	10,013
(58)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	(14,333,250)	13,444
(58)	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	(14,311,500)	9,841
(58)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	(14,288,300)	11,739

Total						$(27,974)

—	Foreign currency exchange contracts as of December 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation

USD	2,895,000	JPY	239,876,805	Deutsche Bank AG	2/20/13	$125,043
USD	5,800,000	JPY	485,457,100	Deutsche Bank AG	2/20/13	194,226
USD	2,900,000	JPY	243,908,270	Royal Bank of Scotland Group Plc	2/20/13	83,491
USD	5,900,000	JPY	485,590,650	Royal Bank of Scotland Group Plc	2/20/13	292,684
USD	2,920,000	JPY	240,683,920	UBS AG	2/20/13	140,723
USD	2,920,000	JPY	240,352,500	UBS AG	2/20/13	144,550

Total						$980,717

BLACKROCK FUNDS II	DECEMBER 31, 2012
75

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

—	Over-the-counter interest rate swaptions purchased as of December 31, 2012 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

7-Year Interest Rate Swap	Citigroup, Inc.	Put	1.50%	Pay	3-month LIBOR	2/15/13	USD	16,100	$32,529
7-Year Interest Rate Swap	Credit Suisse Group AG	Put	1.50%	Pay	3-month LIBOR	2/15/13	USD	9,600	19,642
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.13%	Pay	3-month LIBOR	3/21/13	USD	57,600	806
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/20/17	USD	7,000	168,888

Total									$221,865

—	Over-the-counter interest rate swaptions written as of December 31, 2012 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

5-Year Interest Rate Swap	Barclays Plc	Call	1.25%	Pay	3-month LIBOR	6/20/14	USD	500	$(5,155)
5-Year Interest Rate Swap	Bank of America Corp.	Call	1.00%	Pay	3-month LIBOR	7/10/14	USD	14,300	(74,168)
5-Year Interest Rate Swap	Bank of America Corp.	Call	1.00%	Pay	3-month LIBOR	7/11/14	USD	18,300	(94,913)
10-Year Interest Rate Swap	JPMorgan Chase & Co.	Call	3.65%	Pay	3-month LIBOR	3/27/17	USD	3,200	(283,658)
30-Year Interest Rate Swap	Citigroup, Inc.	Put	2.90%	Receive	3-month LIBOR	2/15/13	USD	6,000	(75,336)
30-Year Interest Rate Swap	Credit Suisse Group AG	Put	2.90%	Receive	3-month LIBOR	2/15/13	USD	3,600	(45,260)
5-Year Interest Rate Swap	Barclays Plc	Put	2.25%	Receive	3-month LIBOR	6/20/14	USD	500	(2,665)
5-Year Interest Rate Swap	Bank of America Corp.	Put	2.00%	Receive	3-month LIBOR	7/10/14	USD	14,300	(111,257)
5-Year Interest Rate Swap	Bank of America Corp.	Put	2.00%	Receive	3-month LIBOR	7/11/14	USD	18,300	(142,623)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/20/17	USD	14,000	(145,536)
10-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	3.65%	Receive	3-month LIBOR	3/27/17	USD	3,200	(133,071)

Total									$(1,113,642)

—	Interest rate swaps outstanding as of December 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Exchange	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

0.40%[1]	3-month LIBOR	Chicago Mercantile	11/29/14	USD	70,000	$(18,662)
0.36%[1]	3-month LIBOR	JPMorgan Chase & Co.	12/11/14	USD	249,900	153,081
0.80%[2]	3-month LIBOR	Citigroup, Inc.	12/17/17	USD	3,500	(8,672)
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	25,020	(3,484,358)
1.82%[2]	3-month LIBOR	Barclays Plc	10/23/22	USD	1,600	6,669
1.75%[2]	3-month LIBOR	Citigroup, Inc.	12/14/22	USD	4,400	(31,897)
1.84%[1]	3-month LIBOR	Credit Suisse Group AG	12/24/22	USD	2,800	(1,441)
2.52%[1]	3-month LIBOR	Deutsche Bank AG	9/04/42	USD	3,200	160,061
2.57%[1]	3-month LIBOR	Chicago Mercantile	11/29/42	USD	3,000	143,704

Total						$(3,081,515)

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.

76	BLACKROCK FUNDS II	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

—	Total return swaps outstanding as of December 31, 2012 were as follows:

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation

Change in Return of the Consumer Price Index for All Urban Consumers	2.18%[1]	Bank of America Corp.	10/06/21	USD 6,385	$(256,388)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse Group AG	1/12/39	USD 10,874	(31,627)

Total					$(288,015)

[1]	Fund pays the total return of the reference entity and receives the fixed rate. Net payment made at termination.
[2]	Fund pays the total return of the reference entity and receives the floating rate.

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$733,670	–	$733,670
Corporate Bonds	–	744,947	–	744,947
Non-Agency Mortgage-Backed Securities	–	15,387,238	–	15,387,238
Project Loans	–	–	$ 56,810	56,810
U.S. Government Sponsored Agency Securities	–	1,674,715,621	–	1,674,715,621
U.S. Treasury Obligations	–	541,836,273	–	541,836,273
Options Purchased:
Interest Rate Contracts	–	221,865	–	221,865
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(953,855,646)	–	(953,855,646)

Total	–	$1,279,783,968	$ 56,810	$1,279,840,778

BLACKROCK FUNDS II	DECEMBER 31, 2012
77

Schedule of Investments (concluded)	BlackRock U.S. Government Bond Portfolio

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$980,717	–	$980,717
Interest rate contracts	$157,117	463,515	–	620,632
Liabilities:
Interest rate contracts	(185,091)	(4,658,672)	–	(4,843,763)
Other contracts	–	(288,015)	–	(288,015)

Total	$(27,974)	$(3,502,455)	–	$(3,530,429)

[1]  Derivative financial instruments are swaps, financial futures contracts and written options. Swaps and financial futures contracts are valued at the unrealized appreciation/ depreciation on the instrument and written options are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of December 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$919,403	–	–	$919,403
Foreign currency at value	1,456,281	–	–	1,456,281
Cash pledged as collateral for financial futures contracts	746,000	–	–	746,000
Cash pledged as collateral for swap contracts	5,083,000	–	–	5,083,000
Liabilities:
Reverse repurchase agreements	–	$(215,712,543)	–	(215,712,543)

Total	$8,204,684	$(215,712,543)	–	$(207,507,859)

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

There were no transfers between levels during the period ended December 31, 2012.

78	BLACKROCK FUNDS II	DECEMBER 31, 2012

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

  Date: February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

  Date: February 22, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

  Date: February 22, 2013